UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: August 31, 2019

Date of reporting period: August 31, 2019

Item 1.    Reports to Stockholders.

August 31, 2019

ANNUAL REPORT

SEI Tax Exempt Trust

 Intermediate-Term Municipal Fund

 Short Duration Municipal Fund

 California Municipal Bond Fund

 Massachusetts Municipal Bond Fund

 New Jersey Municipal Bond Fund

 New York Municipal Bond Fund

 Pennsylvania Municipal Bond Fund

 Tax-Advantaged Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

LETTER TO SHAREHOLDERS

August 31, 2019 (Unaudited)

To our shareholders:

The broad municipal bond (“muni”) market was higher, according to the Bloomberg Barclays US Municipal Bond Index, during the Funds’ reporting period—September 1, 2018, through August 31, 2019—steadily gaining after a brief selloff at the beginning of the fiscal year. Yields for AAA rated* municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds outperformed, especially on the short end of the curve where demand for municipals was strongest. Financial market conditions later in the period in the U.S. reflected a continuation of trends, with continued strength in the labor markets and unemployment matching a 50-year low at 3.6%. Major central-bank policies diverged at the end of 2018 as the Federal Reserve (“Fed”) raised rates two times, in September and December, while the European Central Bank held rates steady, with short-term rates implying negative yields and a slower pace of normalization relative to the U.S. The Fed, however, reversed course in July, by cutting rates for the first time since 2008 in response to concerns about downside risk and the impact of global trade developments on the U.S. economy. The Bank of Japan and People’s Bank of China also continued their commitments to monetary accommodation during the reporting period.

Muni-market sector performance trends continued, with revenue bonds (which tend to be riskier, as they are not supported by the issuing government’s ability to levy taxes) outperforming general obligation bonds. Pre-refunded bonds lagged as investors sought yield, and the higher-quality and shorter-duration profile of the sector limited returns. Outside of municipals, qualified-dividend-income-eligible preferred stocks—which enjoy favorable tax treatment, but whose perpetual maturity makes the asset class even more sensitive to Fed rate moves—underperformed the muni market during the Funds’ fiscal year.

State issuers generally performed well. Driven by gains in income, California and Massachusetts benefited from ongoing improvements in tax collections. New York’s and Pennsylvania’s finances also improved due to economic expansion. From a credit-quality perspective, lower-quality investment-grade bonds generally continued to outperform higher-quality investment-grade bonds within the Bloomberg Barclays US Municipal Bond Index. High-yield muni bonds led during the majority of the period, driven by low default rates and investors who continued to search for yield.

Supply and demand factors remained favorable during the Funds’ recently completed reporting period. On the supply side, muni issuance decreased from the prior period on an average monthly basis. Tax reform limiting itemized deductions (passed before the fiscal year) increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to federal income tax. In the declining yield environment, demand for municipals remained robust, especially in high-tax states where the deduction cap made the tax exemption of municipals more attractive.

Within the Bloomberg Barclays US Municipal Bond Index, AAA municipal bond yields fell less for longer maturities than shorter maturities, while the AAA municipal yield curve steepened relative to the Treasury curve. The Treasury curve inverted during the period, as yields for longer-term Treasurys fell below shorter-term rates; however, yields for longer-term munis remained firmly above short-term yields.

On behalf of SEI, I want to thank you for your confidence in the SEI Tax Exempt Trust. We are dedicated to helping our investors reach their long-term objectives, and we look forward to serving your investment needs in the future.

Sincerely,

William Lawrence, CFA

Head and Chief Investment Officer of Traditional Asset Management

* Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

SEI Tax Exempt Trust / Annual Report / August 31, 2019	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2019 (Unaudited)

Intermediate-Term Municipal Fund

I. Objective

The Intermediate-Term Municipal Fund (the “Fund”) seeks to provide the highest level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisors as of August 31, 2019: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, Mellon Investments Corporation and Wellington Management Company LLP.

III. Returns

For the fiscal year ended August 31, 2019, the Intermediate-Term Municipal Fund, Class F, returned 7.98%. The Fund’s benchmark—the Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index—returned

8.16%.

IV. Performance Discussion

Municipal yields peaked in the first quarter of the fiscal year but declined over the remainder of the period, breaking a string of two consecutive years of rising municipal yields. After raising rates in 25 basis-point increments at its September and December 2018 meetings, the Federal Reserve (“Fed”) turned dovish in January 2019; rising trade tensions, political uncertainty and below-target inflation created uncertainty in the capital markets, prompting the Fed to change course and cut the federal-funds rate by 25 basis points in July 2019. Yields for AAA rated municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg Barclays US Municipal Bond Index) outperformed, especially on the short end of the curve where demand for municipals was strongest.

Although tax reform was passed before the reporting period in 2017, its impact was still felt during the fiscal year as issuance declined. Demand for municipals was robust, with over 30 consecutive weeks of weekly fund inflows. Tax changes limiting itemized deductions increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to income tax. In the declining-yield environment, investor demand for higher-yielding securities was strong. Within the overall muni bond market—as measured by the Bloomberg Barclays US Municipal Bond Index—revenue and lower-quality bonds outperformed general obligation (“GO”) and higher-quality bonds, while Puerto Rico was able to move its restructuring process forward with a new sales tax revenue bond, and the momentum led it to be one of the best performing issuers during the reporting period; pre-refunded bonds lagged as the higher-quality and shorter duration profile of the sector limited returns.

The Fund’s slightly longer duration posture and curve positioning on the longer end of the curve was additive during the year as municipal yields declined across the entirety of the curve; long-term yields declined more than short-term yields. An overweight to BBB rated munis, which outperformed higher-quality municipal bonds, enhanced relative returns. Consistent with the relative sector performance outlined in the shareholder letter, an overweight to revenue bonds over GO bonds was additive, especially within the tobacco, hospitals and transportation sectors.

Mellon and Macquarie outperformed the Fund’s benchmark; both sub-advisors were slightly long duration, which was additive, while overweights to revenue bonds against GO bonds also enhanced performance for both managers. Macquarie further benefited from its overweight positioning in BBB rated and non-investment grade bonds; however, an underweight to BBB detracted for Mellon.

Wellington was added as the third sub-advisor to the Fund in July 2019 and maintained a slightly longer duration, an overweight to the long end of the yield curve, and an overweight to revenue bonds, all of which added to performance. Wellington’s overweight positions in BBB and non-investment grade bonds also added to performance.

2	SEI Tax Exempt Trust / Annual Report / August 31, 2019

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Intermediate-Term Municipal Fund, Class F	7.98%	2.76%	3.16%	3.94%	4.72%

Intermediate-Term Municipal Fund, Class Y	8.34%	3.04%	3.39%	4.05%	4.75%

Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index[3]	8.16%	3.04%	3.41%	4.15%	5.31%

Comparison of Change in the Value of a $100,000 Investment in the Intermediate-Term Municipal Fund, Class F and Class Y, versus the Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index

1

For the year ended August 31, 2019. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning September 5, 1989. Class Y shares were offered beginning May 1, 2015. Class Y shares performance for the period prior to May 1, 2015 is derived from the performance of Class F shares. Returns for Class Y shares are substantially similar to those of Class F shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2019 (Unaudited)

Short Duration Municipal Fund

I. Objective

The Short Duration Municipal Fund (the “Fund”) seeks to provide a high level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisors as of August 31, 2019: Neuberger Berman Investment Advisers LLC, Wells Capital Management, Inc. and Western Asset Management Company.

III. Returns

For the fiscal year ended August 31, 2019, the Short Duration Municipal Fund, Class F, returned 2.15%. The Fund’s benchmark—the Bloomberg Barclays 1 Year Municipal Bond Index—returned 2.65%.

IV. Performance Discussion

Municipal yields peaked in the first quarter of the fiscal year but declined over the remainder of the period, breaking a string of two consecutive years of rising municipal yields. After raising rates in 25 basis-point increments at its September and December 2018 meetings, the Federal Reserve (“Fed”) turned dovish in January 2019; rising trade tensions, political uncertainty and below-target inflation created uncertainty in the capital markets, prompting the Fed to change course and cut the federal-funds rate by 25 basis points in July 2019. Yields for AAA rated municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg Barclays US Municipal Bond Index) outperformed, especially on the short end of the curve where demand for municipals was strongest.

Although tax reform was passed before the reporting period in 2017, its impact was still felt during the fiscal year as issuance declined. Demand for municipals was robust, with over 30 consecutive weeks of weekly fund inflows. Tax changes limiting itemized deductions increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to income tax. In the declining-yield environment, investor demand for higher-yielding securities was strong. Within the overall muni bond market—as measured by the Bloomberg Barclays US Municipal Bond Index— revenue and lower-quality bonds outperformed general obligation (“GO”) and higher-quality bonds, while Puerto Rico was able to move its restructuring process forward with a new sales tax revenue bond, and the momentum led it to be one of the best performing issuers during the reporting period; pre-refunded bonds lagged as the higher-quality and shorter duration profile of the sector limited returns.

The Fund’s overweight to three- and five-year maturities was additive, as those maturities outperformed the one-year bonds in the benchmark. Driven by investor demand for higher yields, an overweight to BBB rated securities also enhanced Fund performance. Consistent with the relative sector performance outlined in the shareholder letter, an overweight to revenue bonds benefited returns. The Fund’s short duration posture detracted as municipal yields declined during the year.

Western’s overweight to the outperforming transportation sector was additive, while its short duration posture subtracted. Neuberger’s overweight to the multi-family housing sector was additive, while its underweight to transportation detracted. A shorter duration posture by Wells was also a detractor as yields fell; however, its overweight to revenue bonds was beneficial.

4	SEI Tax Exempt Trust / Annual Report / August 31, 2019

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Short Duration Municipal Fund, Class F	2.15%	1.05%	0.75%	0.87%	1.52%

Short Duration Municipal Fund, Class Y	2.41%	1.30%	0.96%	0.97%	1.58%

Bloomberg Barclays 1-Year Municipal Bond Index[3]	2.65%	1.44%	1.13%	1.15%	1.82%

Comparison of Change in the Value of a $100,000 Investment in the Short Duration Municipal Fund, Class F and Class Y, versus the Bloomberg Barclays 1-Year Municipal Bond Index

1

For the year ended August 31, 2019. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning November 13, 2003. Class Y shares were offered beginning May 1, 2015. Class Y shares performance for the period prior to May 1, 2015 is derived from the performance of Class F shares. Returns for Class Y shares are substantially similar to those of Class F shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Barclays 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The Index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2019 (Unaudited)

California Municipal Bond Fund

I. Objective

The California Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and California state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisor as of August 31, 2019: Mellon Investments Corporation.

III. Returns

For the fiscal year ended August 31, 2019, the California Municipal Bond Fund, Class F, returned 7.16%. The Fund’s benchmark—the Bloomberg Barclays MF California Intermediate Municipal Index—returned 7.59%.

IV. Performance Discussion

Municipal yields peaked in the first quarter of the fiscal year but declined over the remainder of the period, breaking a string of two consecutive years of rising municipal yields. After raising rates in 25 basis-point increments at its September and December 2018 meetings, the Federal Reserve (“Fed”) turned dovish in January 2019; rising trade tensions, political uncertainty and below-target inflation created uncertainty in the capital markets, prompting the Fed to change course and cut the federal-funds rate by 25 basis points in July 2019. Yields for AAA rated municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg Barclays US Municipal Bond Index) outperformed, especially on the short end of the curve where demand for municipals was strongest.

Although tax reform was passed before the reporting period in 2017, its impact was still felt during the fiscal year as issuance declined. Demand for municipals was robust, with over 30 consecutive weeks of weekly fund inflows. Tax changes limiting itemized deductions increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to income tax. In the declining-yield environment, investor demand for higher-yielding securities was strong. Within the overall muni bond market—as measured by the Bloomberg Barclays US Municipal Bond Index—revenue and lower-quality bonds outperformed general obligation (“GO”) and higher-quality bonds, while Puerto Rico was able to move its restructuring process forward with a new sales tax revenue bond, and the momentum led it to be one of the best performing issuers during the reporting period; pre-refunded bonds lagged as the higher-quality and shorter duration profile of the sector limited returns.

The California economy continued to exceed overall U.S. economic growth during the fiscal year; the cap on state and local income-tax deductions also provided support to its municipal bonds, as higher incomes led to a gain in tax receipts, enabling state GO spreads to narrow. Consistent with the relative sector performance outlined in the shareholder letter, an overweight to revenue bonds, particularly the healthcare sector, enhanced Fund returns. A slightly longer duration posture benefited as yields declined during the fiscal period. An overweight to appropriated debt, which outperformed, was also additive. The Fund’s underweight to state GO bonds subtracted. Within the revenue sector, an underweight to tobacco bonds also held back performance.

6	SEI Tax Exempt Trust / Annual Report / August 31, 2019

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

California Municipal Bond Fund, Class F	7.16%	2.08%	2.56%	3.52%	3.94%

California Municipal Bond Fund, Class Y	7.32%	2.23%	2.67%	3.58%	3.96%

Bloomberg Barclays MF California Intermediate Municipal Index[3]	7.59%	2.73%	3.09%	4.40%	4.64%

Comparison of Change in the Value of a $100,000 Investment in the California Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Barclays MF California Intermediate Municipal Index

1

For the year ended August 31, 2019. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 19, 1998. Class Y shares were offered beginning October 30, 2015. Class Y shares performance for the period prior to October 30, 2015 is derived from the performance of Class F shares. Returns for Class Y shares are substantially similar to those of Class F shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Barclays MF California Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2019 (Unaudited)

Massachusetts Municipal Bond Fund

I. Objective

The Massachusetts Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and Massachusetts state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisor as of August 31, 2019: Mellon Investments Corporation.

III. Returns

For the fiscal year ended August 31, 2019, the Massachusetts Municipal Bond Fund, Class F, returned 8.03%. The Fund’s benchmark—the Bloomberg Barclays MF Massachusetts Intermediate Municipal Index— returned 8.42%.

IV. Performance Discussion

Municipal yields peaked in the first quarter of the fiscal year but declined over the remainder of the period, breaking a string of two consecutive years of rising municipal yields. After raising rates in 25 basis-point increments at its September and December 2018 meetings, the Federal Reserve (“Fed”) turned dovish in January 2019; rising trade tensions, political uncertainty and below-target inflation created uncertainty in the capital markets, prompting the Fed to change course and cut the federal-funds rate by 25 basis points in July 2019. Yields for AAA rated municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg Barclays US Municipal Bond Index) outperformed, especially on the short end of the curve where demand for municipals was strongest.

Although tax reform was passed before the reporting period in 2017, its impact was still felt during the fiscal year as issuance declined. Demand for municipals was robust, with over 30 consecutive weeks of weekly fund inflows. Tax changes limiting itemized deductions increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to income tax. In the declining-yield environment, investor demand for higher-yielding securities was strong. Within the overall muni bond market—as measured by the Bloomberg Barclays US Municipal Bond Index—

revenue and lower-quality bonds outperformed general obligation (“GO”) and higher-quality bonds, while Puerto Rico was able to move its restructuring process forward with a new sales tax revenue bond, and the momentum led it to be one of the best performing issuers during the reporting period; pre-refunded bonds lagged as the higher-quality and shorter duration profile of the sector limited returns.

Consistent with the relative performance outlined in the shareholder letter, an overweight to BBB rated over higher-rated securities enhanced performance. The Fund’s slightly longer duration also added, as did an overweight to bonds with maturities on the intermediate portion of the yield curve, as those bonds outperformed. An overweight to revenue bonds benefited, while selection within the healthcare sector subtracted. The Fund’s underweight to Commonwealth of Massachusetts bonds also detracted, as state tax receipts increased in conjunction with economic expansion in Massachusetts, particularly in the metro Boston area.

8	SEI Tax Exempt Trust / Annual Report / August 31, 2019

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Massachusetts Municipal Bond Fund, Class F	8.03%	1.99%	2.53%	3.35%	3.92%

Massachusetts Municipal Bond Fund, Class Y	8.30%	2.15%	2.64%	3.40%	3.95%

Bloomberg Barclays MF Massachusetts Intermediate Municipal Index[3]	8.42%	2.72%	3.18%	4.05%	4.67%

Comparison of Change in the Value of a $100,000 Investment in the Massachusetts Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Barclays MF Massachusetts Intermediate Municipal Index

1

For the year ended August 31, 2019. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 19, 1998. Class Y shares were offered beginning October 30, 2015. Class Y shares performance for the period prior to October 30, 2015 is derived from the performance of Class F shares. Returns for Class Y shares are substantially similar to those of Class F shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2019 (Unaudited)

New Jersey Municipal Bond Fund

I. Objective

The New Jersey Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and New Jersey state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisor as of August 31, 2019: Mellon Investments Corporation.

III. Returns

For the fiscal year ended August 31, 2019, the New Jersey Municipal Bond Fund, Class F, returned 6.98%. The Fund’s benchmark—the Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index—returned 7.24%.

IV. Performance Discussion

Municipal yields peaked in the first quarter of the fiscal year but declined over the remainder of the period, breaking a string of two consecutive years of rising municipal yields. After raising rates in 25 basis-point increments at its September and December 2018 meetings, the Federal Reserve (“Fed”) turned dovish in January 2019; rising trade tensions, political uncertainty and below-target inflation created uncertainty in the capital markets, prompting the Fed to change course and cut the federal-funds rate by 25 basis points in July 2019. Yields for AAA rated municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg Barclays US Municipal Bond Index) outperformed, especially on the short end of the curve where demand for municipals was strongest.

Although tax reform was passed before the reporting period in 2017, its impact was still felt during the fiscal year as issuance declined. Demand for municipals was robust, with over 30 consecutive weeks of weekly fund inflows. Tax changes limiting itemized deductions increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to income tax. In the declining-yield environment, investor demand for higher-yielding securities was strong. Within the overall muni bond market—as measured by the Bloomberg Barclays US Municipal Bond Index—

revenue and lower-quality bonds outperformed general obligation (“GO”) and higher-quality bonds, while Puerto Rico was able to move its restructuring process forward with a new sales tax revenue bond, and the momentum led it to be one of the best performing issuers during the reporting period; pre-refunded bonds lagged as the higher-quality and shorter duration profile of the sector limited returns.

Consistent with the relative performance outlined in the shareholder letter, an overweight to BBB rated over higher-rated securities enhanced performance. The Fund’s overweight to revenue bonds and underweight to pre-refunded bonds also benefited performance. Selection within revenue bonds and holdings within the transportation and hospital sectors were additive, while an overweight to local GO bonds subtracted. The Fund’s underweight to New Jersey GO bonds also detracted; despite the state’s mounting pension and healthcare liabilities, its GO bonds performed well, as an expanding economy and limits on federal deductions increased demand.

10	SEI Tax Exempt Trust / Annual Report / August 31, 2019

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

New Jersey Municipal Bond Fund, Class F	6.98%	2.33%	2.58%	3.02%	3.58%

New Jersey Municipal Bond Fund, Class Y	7.14%	2.48%	2.68%	3.07%	3.60%

Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index[3]	7.24%	2.67%	2.90%	3.63%	4.26%

Comparison of Change in the Value of a $100,000 Investment in the New Jersey Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index

1

For the year ended August 31, 2019. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 18, 1998. Class Y shares were offered beginning October 30, 2015. Class Y shares performance for the period prior to October 30, 2015 is derived from the performance of Class F shares. Returns for Class Y shares are substantially similar to those of Class F shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Bloomberg Barclays 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2019 (Unaudited)

New York Municipal Bond Fund

I. Objective

The New York Municipal Bond Fund (the “Fund”) seeks to provide the highest level of current income exempt from federal and New York state and city income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisor as of August 31, 2019: Mellon Investments Corporation.

III. Returns

For the fiscal year ended August 31, 2019, the New York Municipal Bond Fund, Class F, returned 7.41%. The Fund’s benchmark—the Bloomberg Barclays MF New York Intermediate Municipal Index—returned 8.02%.

IV. Performance Discussion

Municipal yields peaked in the first quarter of the fiscal year but declined over the remainder of the period, breaking a string of two consecutive years of rising municipal yields. After raising rates in 25 basis-point increments at its September and December 2018 meetings, the Federal Reserve (“Fed”) turned dovish in January 2019; rising trade tensions, political uncertainty and below-target inflation created uncertainty in the capital markets, prompting the Fed to change course and cut the federal-funds rate by 25 basis points in July 2019. Yields for AAA rated municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg Barclays US Municipal Bond Index) outperformed, especially on the short end of the curve where demand for municipals was strongest.

Although tax reform was passed before the reporting period in 2017, its impact was still felt during the fiscal year as issuance declined. Demand for municipals was robust, with over 30 consecutive weeks of weekly fund inflows. Tax changes limiting itemized deductions increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to income tax. In the declining-yield environment, investor demand for higher-yielding securities was strong. Within the overall muni bond market—as measured by the Bloomberg Barclays US Municipal Bond Index—revenue and lower-quality bonds outperformed general obligation (“GO”) and higher-quality bonds, while Puerto Rico was able to move its restructuring process forward with a new sales tax revenue bond, and the momentum led it to be one of the best performing issuers during the reporting period; pre-refunded bonds lagged as the higher-quality and shorter duration profile of the sector limited returns.

An underweight to New York City GO bonds detracted, as the city’s finances continued to improve in conjunction with the growth in the economy; the cap on state and local tax deductions increased the demand for tax-exempt securities, enabling credit-quality spreads to narrow. The Fund’s slightly longer duration also added, as did overweights to bonds with maturities on the intermediate portion of the yield curve, as those bonds outperformed. Consistent with the relative performance outlined in the shareholder letter, an overweight to BBB rated over higher-rated securities enhanced performance. Selection within revenue bonds also enhanced performance, especially within the healthcare sector, while an underweight to tobacco bonds subtracted.

12	SEI Tax Exempt Trust / Annual Report / August 31, 2019

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

New York Municipal Bond Fund, Class F	7.41%	2.05%	2.49%	3.12%	3.79%

New York Municipal Bond Fund, Class Y	7.58%	2.21%	2.58%	3.16%	3.81%

Bloomberg Barclays MF New York Intermediate Municipal Index[3]	8.02%	2.73%	3.13%	3.96%	4.54%

Comparison of Change in the Value of a $100,000 Investment in the New York Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Barclays MF New York Intermediate Municipal Index

1

For the year ended August 31, 2019. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 18, 1998. Class Y shares were offered beginning October 30, 2015. Class Y shares performance for the period prior to October 30, 2015 is derived from the performance of Class F shares. Returns for Class Y shares are substantially similar to those of Class F shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Barclays MF New York Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2019 (Unaudited)

Pennsylvania Municipal Bond Fund

I. Objective

The Pennsylvania Municipal Bond Fund (the “Fund”) seeks to provide current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisor as of August 31, 2019: Mellon Investments Corporation.

III. Returns

For the fiscal year ended August 31, 2019, the Pennsylvania Municipal Bond Fund, Class F, returned 8.41%. The Fund’s benchmark—the Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index—returned

9.74%.

IV. Performance Discussion

Municipal yields peaked in the first quarter of the fiscal year but declined over the remainder of the period, breaking a string of two consecutive years of rising municipal yields. After raising rates in 25 basis-point increments at its September and December 2018 meetings, the Federal Reserve (“Fed”) turned dovish in January 2019; rising trade tensions, political uncertainty and below-target inflation created uncertainty in the capital markets, prompting the Fed to change course and cut the federal-funds rate by 25 basis points in July 2019. Yields for AAA rated municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg Barclays US Municipal Bond Index) outperformed, especially on the short end of the curve where demand for municipals was strongest.

Although tax reform was passed before the reporting period in 2017, its impact was still felt during the fiscal year as issuance declined. Demand for municipals was robust, with over 30 consecutive weeks of weekly fund inflows. Tax changes limiting itemized deductions increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to income tax. In the declining-yield environment, investor demand for higher-yielding securities was strong. Within the overall muni bond market—as measured by the Bloomberg Barclays US Municipal Bond Index—

revenue and lower-quality bonds outperformed general obligation (“GO”) and higher-quality bonds, while Puerto Rico was able to move its restructuring process forward with a new sales tax revenue bond, and the momentum led it to be one of the best performing issuers during the reporting period; pre-refunded bonds lagged as the higher-quality and shorter duration profile of the sector limited returns.

The Pennsylvania legislature continued to move forward on instituting a balanced budget; combined with improving economic growth, spreads on its bonds narrowed. An underweight to Pennsylvania GO bonds, which outperformed, detracted. Long-term fiscal challenges remain, but markets interpret two years of improved budget negotiations as progress. Selection within revenue bonds also held back returns, especially within the industrial development sub-sector.

The Fund’s slightly longer duration added, as did overweights to bonds with maturities on the intermediate portion of the yield curve, as those bonds outperformed both short-term and long-term bonds. Consistent with the relative performance outlined in the shareholder letter, an overweight to BBB rated over higher-rated securities enhanced performance.

14	SEI Tax Exempt Trust / Annual Report / August 31, 2019

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Pennsylvania Municipal Bond Fund, Class F	8.41%	2.56%	2.83%	3.43%	3.75%

Pennsylvania Municipal Bond Fund, Class Y	8.67%	2.71%	2.95%	3.49%	3.78%

Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index[3]	9.74%	3.69%	3.69%	4.42%	4.70%

Comparison of Change in the Value of a $100,000 Investment in the Pennsylvania Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index

1

For the year ended August 31, 2019. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 26, 1998. Class Y shares were offered beginning October 30, 2015. Class Y shares performance for the period prior to October 30, 2015 is derived from the performance of Class F shares. Returns for Class Y shares are substantially similar to those of Class F shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2019 (Unaudited)

Tax-Advantaged Income Fund

I. Objective

The STET Tax-Advantaged Income Fund (the “Fund”) seeks to provide the highest level of income possible in a tax-efficient manner.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisors as of August 31, 2019: Pacific Investment Management Company LLC (“PIMCO”), Spectrum Asset Management, Inc. and Wells Capital Management, Inc.

III. Returns

For the fiscal year ended August 31, 2019, the Tax- Advantaged Income Fund, Class F, returned 7.90%. The Fund’s primary benchmark—the Bloomberg Barclays High Yield Municipal Bond Index—returned 9.81%.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the primary benchmark of the Fund. Therefore, the Fund also utilizes a blended benchmark that consists of the Bloomberg Barclays High Yield Municipal Bond Index (60%) and the Bloomberg Barclays Municipal Bond Index (40%). The Fund’s 60/40 blended benchmark is designed to provide a useful comparison for the Fund’s overall performance and reflects the Fund’s investment strategy more accurately than the broad-based index.

IV. Performance Discussion

Municipal yields peaked in the first quarter of the fiscal year but declined over the remainder of the period, breaking a string of two consecutive years of rising municipal yields. After raising rates in 25 basis-point increments at its September and December 2018 meetings, the Federal Reserve (“Fed”) turned dovish in January 2019; rising trade tensions, political uncertainty and below-target inflation created uncertainty in the capital markets, prompting the Fed to change course and cut the federal-funds rate by 25 basis points in July 2019. Yields for AAA rated municipals declined, with 10-year AAA municipal bonds within the Bloomberg Barclays US Municipal Bond Index establishing a new record low yield of 1.21% in August 2019. Relative to U.S. Treasurys, municipal bonds (as measured by the Bloomberg Barclays US Municipal Bond Index) outperformed, especially on the short end of the curve where demand for municipals was strongest.

Although tax reform was passed before the reporting period in 2017, its impact was still felt during the fiscal year as issuance declined. Demand for municipals was robust, with over 30 consecutive weeks of weekly fund inflows. Tax changes limiting itemized deductions increased the allure of tax-exempt municipal bonds as one of the last remaining investments not subject to income tax. In the declining-yield environment, investor demand for higher-yielding securities was strong. Within the overall muni bond market—as measured by the Bloomberg Barclays US Municipal Bond Index—revenue and lower-quality bonds outperformed general obligation (“GO”) and higher-quality bonds, while Puerto Rico was able to move its restructuring process forward with a new sales tax revenue bond, and the momentum led it to be one of the best performing issuers during the reporting period; pre- refunded bonds lagged as the higher-quality and shorter duration profile of the sector limited returns.

The Fund’s exposure to preferred securities, which generally underperformed municipal bonds, detracted. Consistent with the relative performance outlined in the shareholder letter, lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, and the Fund’s overweight to BBB rated over higher-rated securities was additive.

Spectrum’s allocation to preferred securities detracted. Non-investment-grade municipal bonds outperformed investment-grade municipal bonds, and underweights to non-investment-grade bonds by PIMCO and Wells detracted. Revenue bonds outperformed both GO and pre-refunded bonds during the fiscal year. Both PIMCO and Wells were overweight revenue bonds and underweight GO and pre-refunded bonds, which enhanced performance.

During the fiscal year, the Fund purchased a small position in U.S. Treasury futures contracts and utilized interest-rate swap contracts to manage portfolio duration and interest-rate risk. This positioning did not have a material impact on Fund performance.

16	SEI Tax Exempt Trust / Annual Report / August 31, 2019

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Tax-Advantaged Income Fund, Class F	7.90%	4.33%	5.43%	6.68%	5.19%

Tax-Advantaged Income Fund, Class Y	8.17%	4.59%	5.62%	6.77%	5.26%

60/40 Hybrid of the following Indices:	9.37%	4.94%	5.27%	6.69%	5.17%

Bloomberg Barclays High Yield Municipal Bond Index[3]	9.81%	6.04%	6.20%	8.06%	5.93%

Bloomberg Barclays Municipal Bond Index[4]	8.72%	3.30%	3.85%	4.62%	6.62%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Advantaged Income Fund, Class F and Class Y, versus a 60/40 Blend of the following indices: the Bloomberg Barclays High Yield Municipal Bond Index, and the Bloomberg Barclays Municipal Bond Index

1

For the year ended August 31, 2019. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning September 4, 2007. Class Y shares were offered beginning May 1, 2015. Class Y shares performance for the period prior to May 1, 2015 is derived from the performance of Class F shares. Returns for Class Y shares are substantially similar to those of Class F shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Barclays High Yield Municipal Bond Index covers the universe of fixed rate, noninvestment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations.

4

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	17

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.2%

Alabama — 1.8%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$740
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB Callable 09/01/2027 @ 100
5.000%, 09/01/2032	2,000	2,519
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,212
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,052
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	4,018
Birmingham-Jefferson, Civic Center Authority, Sub-Ser B, Special Tax Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,490	3,041
5.000%, 07/01/2036	2,745	3,328
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,977
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,114
5.000%, 09/01/2031	3,140	4,055
5.000%, 09/01/2034	2,000	2,660
Southeast Alabama, Gas Supply District, Ser A, RB Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	5,000	5,488

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Alabama, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	$2,160	$2,394

		37,598

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	3,592
Anchorage, Water Revenue, Ser B, RB Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,877

		5,469

Arizona — 3.3%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,714
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,583
Arizona State, Department of Transportation, State Highway Fund Revenue, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,923
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,677
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	2,102
Arizona State, Salt River Project Agricultural Improvement & Power District, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2031	7,000	8,990
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,180
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,780

18	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	$1,500	$1,600
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (A)	3,690	3,794
Phoenix, Civic Improvement Authority, Junior Lien, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,882
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	726
5.000%, 07/01/2029	250	302
5.000%, 07/01/2030	500	600
5.000%, 07/01/2032	1,095	1,306
Phoenix, Civic Improvement Authority, Junior Lien, Ser Junior LIEN, RB
5.000%, 07/01/2023	2,510	2,880
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	429
5.000%, 07/01/2032	115	139
5.000%, 07/01/2033	355	426
Pima County, Industrial Development Authority, American Leadership Academy Project, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	985	1,019
5.000%, 06/15/2052 (B)	845	873
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,187
Pima County, Sewer System Authority, RB, AGM Pre-Refunded @ 100
5.000%, 07/01/2020 (C)	2,000	2,063
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,567
5.250%, 12/01/2026	4,510	5,582
5.000%, 12/01/2032	2,500	3,319
5.000%, 12/01/2037	1,000	1,385
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	1,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (B)	$1,200	$1,394
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,144

		69,594

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,630
5.000%, 11/01/2034	1,210	1,406
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,859
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,859
Fort Smith, Water & Sewer Revenue, RB Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,890

		8,644

California — 8.0%
Alameda Corridor, Transportation Authority, Sub Lien, Ser B, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2034	1,000	1,193
California State, Department of Water Resources, Ser AS, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,284
California State, Department of Water Resources, Ser AS, RB Pre-Refunded @ 100
5.000%, 12/01/2024 (C)	5	6
California State, GO
5.000%, 10/01/2024	2,090	2,499
5.000%, 08/01/2026	3,880	4,894
5.000%, 04/01/2032	1,970	2,774
California State, GO Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,894
California State, GO Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	6,053

SEI Tax Exempt Trust / Annual Report / August 31, 2019	19

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2026	$2,500	$3,063
California State, GO Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,769
5.000%, 09/01/2029	1,500	1,875
5.000%, 09/01/2030	3,395	4,232
California State, GO Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,500	3,270
California State, GO Callable 04/01/2029 @ 100
5.000%, 04/01/2033	7,900	10,354
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,885
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,763
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,616
California State, Municipal Finance Authority, Caritas Project, Ser A, RB Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,135
California State, Public Finance Authority, RB Callable 07/01/2026 @ 103
5.000%, 07/01/2036 (B)	350	381
California State, Public Works Board, Judicial Council Project, Ser A, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,135
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,573
California State, Public Works Board, Ser S, RB Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,250
California State, Public Works Board, Various Capital Projects, Ser H, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,357

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser I, RB Callable 11/01/2023 @ 100
5.000%, 11/01/2024	$2,500	$2,903
California State, Ser C, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	6,092
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	764
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,875	4,417
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB Callable 06/01/2028 @ 100
5.250%, 12/01/2043 (B)	875	1,038
5.000%, 12/01/2033 (B)	390	464
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,629
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,100
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	3,019
California State, Various Purpose, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,134
5.000%, 08/01/2030	6,500	8,087
5.000%, 08/01/2035	3,000	3,705
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,048
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,573
Golden State, Tobacco Securitization Project, Ser B, RB Callable 09/18/2019 @ 20
11.298%, 06/01/2047 (D)	6,850	1,170

20	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2026	$1,450	$1,738
5.000%, 06/01/2027	2,875	3,504
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	5,975
5.000%, 06/01/2035	4,755	5,709
Imperial, Irrigation District Electric System Revenue, Ser C, RB Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,246
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	405
5.000%, 03/01/2022	625	688
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,562
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	992
5.000%, 05/15/2032	500	589
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,901
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,384
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,045
Sacramento, Airport System Revenue, Ser B, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	638
Sacramento, Airport System Revenue, Sub-Ser E, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,274
Sacramento, Water Authority, RB Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission, Ser D, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	$3,685	$4,011
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2022	2,900	3,145
San Francisco City & County, San Francisco International Airport, Ser E, AMT, RB Callable 05/01/2029 @ 100
5.000%, 05/01/2034	1,000	1,270
Southern California, Water District, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	6,137
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,150
5.000%, 09/01/2031	1,815	2,215
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,357
University of California, Ser Q, RB Callable 10/03/2019 @ 100
5.250%, 05/15/2023	180	181

		172,129

Colorado — 3.1%
Colorado State, Department of Transportation, COP Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	428
5.000%, 06/15/2031	500	608
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (A)	2,500	3,130
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,885
5.000%, 08/01/2037	2,000	2,474
5.000%, 08/01/2038	1,000	1,234
4.000%, 08/01/2037	1,500	1,688
4.000%, 08/01/2038	1,250	1,406
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,311
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	8,028
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,521

SEI Tax Exempt Trust / Annual Report / August 31, 2019	21

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2030	$1,250	$1,559
Denver City & County, Airport System Revenue Authority, Ser A, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,235
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,655
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,533
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,331
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,799
Denver City & County, Convention Center Expansion Project, Ser A, COP Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,658
Denver City & County, School District No. 1, Ser B, COP Callable 03/01/2021 @ 100
5.000%, 12/01/2031	1,185	1,248
Denver City & County, Special Facilities, United Airlines Project, AMT, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2032	4,555	5,020
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,249
Dominion, Water & Sanitation District, RB Callable 12/01/2021 @ 102
5.250%, 12/01/2027	745	799
University of Colorado, Hospital Authority, RB Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (A)	5,000	5,368
University of Colorado, Ser A2, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,240	1,605

		65,772

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, Ser B, RB Callable 12/01/2026 @ 102
5.000%, 12/01/2036	$1,230	$1,467
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,100
5.000%, 07/01/2036	700	851
Connecticut State, Ser A, GO Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	11,487
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	3,032
Connecticut State, Ser E, GO Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,387
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,890
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,347
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,540

		32,101

Delaware — 0.0%
Kent County, Student Housing and Dining Facility, RB Callable 01/01/2028 @ 100
5.000%, 07/01/2040	440	494

District of Columbia — 0.5%
Metropolitan Washington, Airports Authority, AMT, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,523
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,693
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,074

		11,290

22	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Florida — 6.1%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	$350	$372
Broward County, Airport System Revenue, AMT, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,598
5.000%, 10/01/2035	2,000	2,451
Broward County, Airport System Revenue, RB
5.000%, 07/01/2027	2,885	3,700
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,680
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,459
Central Florida, Expressway Authority, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,574
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,225
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	19,093
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	5,000	5,333
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,549
Florida State, Development Finance, Surface Transportation Facility, AMT, RB Callable 01/01/2020 @ 105
6.500%, 01/01/2049 (A)(B)	3,600	3,429
Florida State, GO Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	5,915
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,531
Florida State, Municipal Power Agency, All Requirements Power Project, RB Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,205

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	$1,480	$1,761
Florida State, Sunshine Skyway Bridge, Ser A, RB Callable 07/01/2029 @ 100
4.000%, 07/01/2033	2,930	3,470
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,610
Florida State, University Bridge, Student Housing Project, RB Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (B)	3,000	3,239
Gainesville, Utilities System Revenue, Ser A, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2031	2,000	2,532
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,407
Jacksonville, Special Revenue Authority, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	5,034
JEA Electric System Revenue, Sub-Ser A, RB Pre-Refunded @ 100
5.000%, 10/01/2023 (C)	900	1,040
JEA Electric System Revenue, Sub-Ser A, RB Pre-Refunded @ 100
5.000%, 10/01/2025 (C)	970	1,121
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,909
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,073
Miami Beach, Redevelopment Agency, TA Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,869
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	507
5.000%, 04/01/2031	910	1,070
Miami-Dade County, School Board Foundation, Ser B, COP Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,380

SEI Tax Exempt Trust / Annual Report / August 31, 2019	23

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Seaport Project, Ser A, RB Callable 10/01/2023 @ 100
5.500%, 10/01/2027	$1,330	$1,543
Orange County, Tourist Development Tax Revenue, Ser B, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	4,011
Orlando, Utilities Commission, Ser ES, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,367
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,976
Port Saint Lucie, Utility System Revenue, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,853
South Miami, Health Facilities Authority, Baptist Health South Florida, RB Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,734

		129,620

Georgia — 2.9%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	3,101
Atlanta, Water & Wastewater Revenue Authority, RB Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	6,005
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,492
Brookhaven, Development Authority, Children’s Healthcare of Atlanta Project, RB Callable 07/01/2029 @ 100
4.000%, 07/01/2044	3,500	3,996
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,182
5.000%, 07/01/2024	1,075	1,267
Fulton County, Development Authority, RB Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,216

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	$1,915	$2,499
5.250%, 09/15/2020	3,740	3,889
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	5,013
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,041
Georgia State, Ser A, GO Callable 07/01/2028 @ 100
5.000%, 07/01/2030	3,270	4,277
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,853
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,244
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,412
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,941
5.000%, 07/01/2027	1,390	1,631
Main Street Natural Gas, Ser B, RB Callable 06/01/2023 @ 100
2.244%, 04/01/2048 (A)	1,865	1,876
Main Street Natural Gas, Sub-Ser C, RB Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (A)	4,000	4,400

		62,335

Hawaii — 0.7%
Hawaii State, Airports System Revenue, Ser A, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,780
Hawaii State, Ser EH, GO
5.000%, 08/01/2020	4,500	4,662
Hawaii State, Ser FW, GO Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,372
4.000%, 01/01/2037	4,500	5,269

		16,083

Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	601
4.000%, 04/01/2022	485	520

24	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	$1,000	$1,080
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	65

		2,266

Illinois — 8.4%
Chicago, Airport Authority, O’Hare International Airport, RB Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,278
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,853
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,795
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,596
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,716
5.000%, 01/01/2032	5,840	6,843
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	4,168
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,945
Chicago, Board of Education, Ser C, GO Callable 12/01/2027 @ 100
5.000%, 12/01/2030	2,840	3,283
5.000%, 12/01/2034	2,840	3,241
Chicago, Board of Education, Special Tax Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	578
5.000%, 04/01/2034	620	714
5.000%, 04/01/2036	445	510
5.000%, 04/01/2037	725	829
Chicago, Midway International Airport, Ser A, AMT, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,385

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Ser A, GO Callable 01/01/2024 @ 100
5.250%, 01/01/2029	$1,210	$1,345
Chicago, Ser A, GO Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,665
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,300
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,211
Chicago, Waterworks Revenue, RB Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,848
Chicago, Waterworks Revenue, Second Lien Project, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,146
5.000%, 11/01/2034	1,500	1,709
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	6,016
Cook County, Ser A, GO Callable 11/15/2020 @ 100
5.250%, 11/15/2033	3,500	3,651
Cook County, Tax Revenue Authority, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,839
Illinois State, Development Authority, Memorial Group Project, RB Pre-Refunded @ 100
7.125%, 11/01/2023 (C)	3,310	4,105
Illinois State, Finance Authority, Advocate Health Care Network Project, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,266
Illinois State, Finance Authority, Chicago International Charter School Project, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,723
Illinois State, Finance Authority, Health Care System Project, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,244
Illinois State, Finance Authority, Northwestern University, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	3,069
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,141

SEI Tax Exempt Trust / Annual Report / August 31, 2019	25

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	$1,050	$1,218
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,316
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,072
Illinois State, Finance Authority, University of Illinois Chicago Project, RB Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	310
5.000%, 02/15/2030	390	461
5.000%, 02/15/2032	265	311
5.000%, 02/15/2037	570	659
Illinois State, GO
4.000%, 02/01/2024	1,585	1,684
Illinois State, GO Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,277
Illinois State, GO Callable 01/01/2026 @ 100
5.000%, 01/01/2029	6,930	7,906
Illinois State, GO Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,359
Illinois State, Municipal Electric Agency, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,913
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,772
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,631
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,385
5.500%, 07/01/2023	2,095	2,422
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,796
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,615
Illinois State, Ser C, GO Callable 11/01/2027 @ 100
5.000%, 11/01/2029	1,910	2,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Ser D, GO Callable 11/01/2027 @ 100
5.000%, 11/01/2028	$1,000	$1,171
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,899
Illinois State, Tax Revenue Authority, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,747
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,389
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,387
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,278
Illinois State, Toll Highway Authority, Ser B, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,435
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,591
Metropolitan Chicago, Water Reclamation District, Ser A, GO Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,969
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	288
5.000%, 12/15/2032	255	293
5.000%, 12/15/2033	300	344
5.000%, 12/15/2034	400	457
Railsplitter Tobacco Settlement Authority, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,419
Sales Tax Securitization, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,432
University of Illinois, Ser A, RB Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,590
University of Illinois, Ser A, RB Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,342

		179,376

26	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Indiana — 1.2%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2029	$1,000	$1,084
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	2,083
Indiana State, Finance Authority, Stadium Project, Ser A, RB Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,421
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,395
Indiana State, Municipal Power Agency, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,520
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,440
Richmond, Hospital Authority, Reid Hospital Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,893
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,873

		26,709

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB Pre-Refunded @ 100
5.000%, 08/01/2021 (C)	1,500	1,612

Kansas — 0.5%
Kansas State, Department of Transportation, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,225
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,362

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2027	$1,205	$1,316

		9,903

Kentucky — 1.7%
Kentucky State, Public Energy Authority, Ser A, RB Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	15,280	16,819
Kentucky State, Public Energy Authority, Ser B, RB Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (A)	17,500	19,610

		36,429

Louisiana — 1.3%
East Baton Rouge, Sewerage Commission, Ser B, RB Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,196
Louisiana State, Highway Improvement, Ser A, RB Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,342
5.000%, 06/15/2030	1,500	1,742
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,671
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2022	1,000	1,105
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,069
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,503
5.000%, 01/01/2032	2,100	2,425
5.000%, 01/01/2033	2,100	2,419
New Orleans, Aviation Board, RB, AGM Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,562
New Orleans, Aviation Board, RB, AGM Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,902

SEI Tax Exempt Trust / Annual Report / August 31, 2019	27

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax Callable 07/15/2022 @ 100
5.000%, 07/15/2026	$1,000	$1,101
5.000%, 07/15/2027	1,750	1,926

		26,963

Maryland — 2.4%
Baltimore, Convention Center Hotel, RB Callable 09/01/2027 @ 100
5.000%, 09/01/2035	1,250	1,476
Maryland State, Economic Development Authority, Purple Line Light Rail Project, AMT, RB Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,075
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	2,820	2,908
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,432
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,287
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,116
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	6,122
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,563
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	6,054
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,563
Maryland State, Transportation Authority, AMT, RB
5.000%, 06/01/2027	4,850	6,085
Montgomery County, Ser A, GO
5.000%, 11/01/2023	7,000	8,118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Ser A, GO Callable 11/01/2024 @ 100
5.000%, 11/01/2028	$1,625	$1,944
Prince George’s County, Collington Episcopal Life Project, RB Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,175

		50,918

Massachusetts — 3.2%
Commonwealth of Massachusetts, Ser D, GO Callable 05/01/2029 @ 100
4.000%, 05/01/2034	6,500	7,714
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,000	2,153
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB Pre-Refunded @ 100
5.000%, 08/15/2020 (C)	1,500	1,555
Massachusetts State, Development Finance Agency, Partner Health Care, RB Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	755	808
Massachusetts State, Development Finance Agency, Partner Health Care, Ser S, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2026	1,245	1,333
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,606
Massachusetts State, Development Finance Agency, Ser A, RB Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,642
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, RB
5.125%, 01/01/2020 (E)	1,655	1,676
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,715
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,973
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2028	1,750	2,200

28	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	$5,000	$5,510
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	3,052
Massachusetts State, Port Authority, Ser A, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,317
Massachusetts State, Port Authority, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,505
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,662
Massachusetts State, School Building Authority, Ser B, RB Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,233
5.000%, 08/15/2030	6,400	7,093
Massachusetts State, School Building Authority, Ser C, RB Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,665
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,331
Massachusetts State, Ser A, GO Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	7,062
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,611
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,396

		67,812

Michigan — 2.3%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,471
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,955
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,531
5.000%, 07/01/2023	2,500	2,857

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM Callable 07/01/2024 @ 100
5.000%, 07/01/2030	$1,000	$1,166
Michigan State, Finance Authority, Government Loan Program, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	3,027
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/2020	5,000	5,122
Michigan State, Finance Authority, Hospital Oakwood Project, RB Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,715
Michigan State, Finance Authority, Hospital Sparrow Project, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,223
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,488
Michigan State, Strategic Fund, AMT, RB Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,371
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB Callable 09/18/2019 @ 100
6.000%, 06/01/2034	1,140	1,146
Utica Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	3,010
Wayne County, Airport Authority, Ser D, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,568
5.000%, 12/01/2031	1,800	2,163

		49,813

Minnesota — 1.1%
Apple Valley, Senior Living Project, RB Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,476
5.500%, 01/01/2031	1,275	1,350
5.250%, 01/01/2037	2,045	2,136
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	376
5.000%, 01/01/2031	300	371
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	223

SEI Tax Exempt Trust / Annual Report / August 31, 2019	29

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Municipal Power Agency, Ser A, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2025	$350	$415
5.000%, 10/01/2027	600	708
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,014
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,589
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,596
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2021 (A)	1,535	1,643
St. Cloud, Centracare Health System, Ser A, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,355
5.000%, 05/01/2031	695	841
University of Minnesota, Ser A, RB Pre-Refunded @ 100
5.250%, 12/01/2020 (C)	1,370	1,440

		23,533

Mississippi — 0.1%
Mississippi State, Business Finance, Ser B, RB Callable 09/03/2019 @ 100
1.350%, 12/01/2030 (A)	1,350	1,350
West Rankin, Utility Authority, RB, AGM Callable 01/01/2025 @ 100
5.000%, 01/01/2029	1,100	1,300

		2,650

Missouri — 1.8%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	8,607
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	255
4.375%, 02/01/2031 (B)	600	654
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,271
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,591

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2034	$3,000	$3,532
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,216
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,987
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,360
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,137
5.000%, 01/01/2028	1,400	1,615
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,170
St Louis, Airport Revenue, AMT, RB Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	753
5.000%, 07/01/2033	625	788
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,591

		39,527

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,242

Nebraska — 1.4%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,769
5.000%, 09/01/2034	1,000	1,328
5.000%, 09/01/2035	2,840	3,806
5.000%, 09/01/2036	3,140	4,248
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,164

30	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2033	$1,000	$1,257
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,445
Omaha, Public Power District, Ser A, RB Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,853
Omaha, Public Power District, Ser B, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	4,015	4,235

		30,105

Nevada — 0.6%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,971
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,355
Clark County, Ser B, GO Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,254
Reno, Sales Tax Revenue, First Lien, RB Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	733
Reno, Sales Tax Revenue, Second Lien, RB, AGM Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	499

		12,812

New Jersey — 4.4%
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	3,857
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,349
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	1,450	1,497
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,238

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM Callable 06/01/2027 @ 100
5.000%, 06/01/2037	$1,500	$1,797
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,963
5.000%, 03/01/2028	1,250	1,377
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,146
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,486
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,518
5.000%, 06/15/2026	3,020	3,508
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	946
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,734
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,801
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,219
New Jersey State, Tobacco Settlement Financing, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	11,961
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2046	2,775	3,104

SEI Tax Exempt Trust / Annual Report / August 31, 2019	31

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB Callable 06/15/2026 @ 100
5.000%, 06/15/2028	$2,000	$2,405
New Jersey State, Transportation Trust Fund Authority, RB Callable 06/15/2026 @ 100
5.000%, 06/15/2030	3,585	4,268
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,307
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,486
New Jersey State, Turnpike Authority, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,758
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,205
New Jersey State, Turnpike Authority, Ser E, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,594
5.000%, 01/01/2032	6,000	7,610
5.000%, 01/01/2033	350	442
Rutgers University, Ser J, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,774
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	342
5.000%, 01/01/2033	425	509
5.000%, 01/01/2034	570	682
5.000%, 01/01/2035	570	680
5.000%, 01/01/2036	570	678
5.000%, 01/01/2037	570	677

		94,918

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,353

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 6.7%
Brooklyn, Local Development Authority, Barclays Center Project, RB Pre-Refunded @ 100
6.500%, 01/15/2020 (C)	$3,500	$3,570
Build NYC Resource, Pratt Paper Project, AMT, RB
3.750%, 01/01/2020 (B)	375	378
Long Island, Power Authority, RB Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	315
5.000%, 09/01/2034	1,000	1,251
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,902
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,789
Metropolitan New York, Transportation Authority, Ser D, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	6,192
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,716
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,149
Nassau County, Tobacco Settlement, RB Callable 09/18/2019 @ 100
5.125%, 06/01/2046	150	150
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 10/03/2019 @ 100
6.500%, 12/01/2028	3,500	3,649
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,188
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,518
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,222
New York City, Ser B-1, GO Callable 10/01/2027 @ 100
4.000%, 10/01/2041	2,000	2,277

32	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser E, GO
5.000%, 08/01/2020	$4,555	$4,719
5.000%, 08/01/2023	1,315	1,511
New York City, Ser F, GO Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,730
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,737
New York City, Sub-Ser G1, GO Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,262
New York City, Sub-Ser I, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,922
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,307
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2024	2,250	2,375
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,699
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,839
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,390
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB Callable 08/01/2023 @ 100
5.000%, 08/01/2033	2,000	2,273
New York City, Water & Sewer System, Ser DD, RB Callable 06/15/2024 @ 100
5.000%, 06/15/2029	1,500	1,775
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	269
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	666

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, New York State University Project, Ser A, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2035	$2,000	$2,492
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,024
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	2,135	2,278
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,274
New York State, Dormitory Authority, Ser 1, RB Callable 01/15/2028 @ 100
5.000%, 01/15/2031	5,000	6,391
New York State, Dormitory Authority, Ser 2015B-B, RB Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	6,081
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,919
New York State, Dormitory Authority, State University Project, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,073
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	2,000	2,258
New York State, Thruway Authority, Ser A, RB Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,156
New York State, Thruway Authority, Ser J, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,428
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,803
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,473
New York State, Transportation Development, Delta Airlines, AMT, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2033	4,000	4,859

SEI Tax Exempt Trust / Annual Report / August 31, 2019	33

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2020	$6,750	$6,827
New York State, Urban Development Authority, Personal Income Tax, RB Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,881
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,974
New York State, Utility Debt Securitization Authority, RB Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,215
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB Callable 10/03/2019 @ 100
1.844%, 01/01/2033 (A)	5,000	5,002
TSASC, Tobacco Settlement Bonds, Ser A, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	635
5.000%, 06/01/2031	525	631
Westchester, Tobacco Asset Securitization, Ser B, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,277

		142,691

North Carolina — 0.9%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,914
5.000%, 07/01/2027	1,500	1,926
North Carolina State, Medical Care Commission, Vidant Health, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,951
North Carolina State, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.000%, 05/01/2020 (C)	1,125	1,154
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,520
North Carolina State, Turnpike Authority, RB, AGM Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,523
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,322

		19,310

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Dakota — 0.0%
North Dakota, Housing Finance Agency, Home Mortgage Finance Program, RB Callable 01/01/2028 @ 100
3.550%, 07/01/2033	$1,000	$1,091

Ohio — 1.6%
American Municipal Power, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,803
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 09/18/2019 @ 100
5.875%, 06/01/2047	1,000	1,005
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,429
Cuyahoga County, Hospital Revenue, Metrohealth System, RB Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,467
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,096
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,621
Ohio State, Capital Facilities Correctional Building Fund Project, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,372
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,487
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,342
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,586
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	1,000	1,056

34	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Turnpike Commission, Infrastructure Project, RB Callable 02/15/2023 @ 100
5.250%, 02/15/2029	$2,500	$2,828

		34,092

Oklahoma — 0.2%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	3,053
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (A)	1,285	1,464

		4,517

Oregon — 1.0%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,573
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,885
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,172
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	3,009
Oregon State, Property Tax, Ser J, GO Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	2,210	2,354
5.000%, 05/01/2021 (C)	1,545	1,646
Oregon State, Ser A, GO
5.000%, 05/01/2028	5,400	7,054

		20,693

Pennsylvania — 5.5%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	6,262
Allegheny County, Port Authority, RB Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,318
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	1,155	1,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/2022 @ 100
5.000%, 05/01/2026	$1,375	$1,480
Berks County, Municipal Authority, RB Callable 11/01/2019 @ 100
5.250%, 11/01/2024	1,470	1,479
Bucks County, Industrial Development Authority, Lane Charter School Project, RB Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,322
City of Philadelphia, Pennsylvania Airport Revenue, Ser A, AMT, RB Callable 06/15/2021 @ 100
5.000%, 06/15/2027	1,680	1,780
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	3,048
Commonwealth Financing Authority, Tobacco Master Settlement, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	4,351
Commonwealth of Pennsylvania, GO
5.000%, 07/15/2029	5,000	6,563
Delaware Valley, Regional Finance Authority, Ser C, RB Callable 09/01/2022 @ 100
1.880%, 09/01/2048 (A)	7,000	7,029
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	813
5.000%, 07/01/2034	875	967
Lancaster County, Hospital Authority, Brethren Village Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	623
5.000%, 07/01/2032	560	620
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,434
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,017
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,513

SEI Tax Exempt Trust / Annual Report / August 31, 2019	35

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2036	$4,485	$5,301
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,978
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,548
5.000%, 09/15/2026	2,500	3,109
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/2021 @ 100
5.250%, 05/01/2024	160	170
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Pre-Refunded @ 100
5.250%, 05/01/2021 (C)	2,520	2,693
Pennsylvania State, Housing Finance Agency, AMT, RB Callable 10/01/2021 @ 100
3.350%, 10/01/2026	2,000	2,054
Pennsylvania State, Turnpike Commission, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	6,109
Pennsylvania State, Turnpike Commission, Ser A1, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2034	750	930
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,586
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,935
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,626
Pennsylvania State, Turnpike Commission, Sub-Ser, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,403
5.000%, 12/01/2035	1,000	1,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue, Ser B, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	$1,000	$1,227
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,455
Philadelphia, School District, Ser A, GO Callable 09/01/2028 @ 100
5.000%, 09/01/2036	2,000	2,444
Philadelphia, School District, Ser F, GO Pre-Refunded @ 100
5.000%, 09/01/2026 (C)	25	31
Philadelphia, School District, Ser F, GO Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,110
5.000%, 09/01/2030	7,975	9,586
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,240

		118,616

Puerto Rico — 0.8%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB Callable 07/01/2028 @ 100
4.750%, 07/01/2053	1,000	1,026
4.550%, 07/01/2040	8,625	8,881
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB Callable 07/01/2028 @ 100
4.329%, 07/01/2040	6,790	6,900

		16,807

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,725

South Carolina — 1.6%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,581
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,899

36	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Greenville County, School District, RB
5.500%, 12/01/2019	$13,175	$13,316
South Carolina Jobs, Economic Development Authority, RB Callable 04/01/2029 @ 100
5.000%, 04/01/2044	2,220	2,702
South Carolina Jobs, Economic Development Authority, Ser A, RB Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (B)	1,870	2,128
South Carolina State, Port Authority, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,872
5.000%, 07/01/2030	1,500	1,902
South Carolina State, Public Service Authority, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,216
South Carolina State, Public Service Authority, Ser C, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,480

		35,096

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	1,000
5.000%, 11/01/2028	900	1,082
South Dakota State, Housing Development Authority, Ser B, RB Callable 05/01/2028 @ 100
4.000%, 11/01/2049	1,200	1,336

		3,418

Tennessee — 1.1%
Chattanooga, Health Educational & Housing Facility Board, Ser A, RB Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,000	1,256
5.000%, 08/01/2035	415	520
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,369
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2020	$1,100	$1,136
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,453
Nashville & Davidson County, Metropolitan Government, Ser A, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,323
Tennessee State, Energy Acquisition, RB Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (A)	5,000	5,618
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,217

		22,916

Texas — 12.7%
Arlington, Special Tax Revenue, Special Tax, AGM Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,362
Austin, Convention Enterprises, Convention Center Hotel, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2031	1,000	1,198
Austin, Electric Utility Revenue, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,896
Brownsville, Utilities System Revenue, Ser A, RB Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,698
Central Texas, Regional Mobility Authority, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	6,102
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,581
Central Texas, Turnpike System, Sub-Ser C, RB Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,875
5.000%, 08/15/2033	6,500	7,448
City of Dallas, GO
5.000%, 02/15/2026	4,400	5,402

SEI Tax Exempt Trust / Annual Report / August 31, 2019	37

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
City of Dallas, Love Field, Airport Modernization, AMT, RB Callable 11/01/2026 @ 100
5.000%, 11/01/2030	$1,000	$1,214
5.000%, 11/01/2031	1,250	1,511
5.000%, 11/01/2032	2,500	3,012
5.000%, 11/01/2033	1,175	1,413
5.000%, 11/01/2034	1,000	1,199
5.000%, 11/01/2035	1,000	1,196
City of Houston, Ser A, RB
5.000%, 03/01/2025	3,070	3,682
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,230
Conroe, Independent School District, GO, PSF-GTD Pre-Refunded @ 100
5.000%, 02/15/2020 (C)	430	437
Conroe, Independent School District, GO, PSF-GTD Callable 02/15/2020 @ 100
5.000%, 02/15/2026	1,655	1,684
Cypress-Fairbanks, Independent School District, GO, PSF-GTD Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	8,466
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,476
Dallas, Convention Center Hotel Project, Ser A, RB Callable 10/03/2019 @ 100
5.250%, 01/01/2023	3,495	3,505
Dallas, Independent School District, GO, PSF-GTD
5.000%, 02/15/2036 (A)	2,165	2,355
Dallas, Independent School District, GO, PSF-GTD Pre-Refunded @ 100
5.000%, 02/15/2022 (A)(C)	40	44
Dallas, Independent School District, Ser S, GO, PSF-GTD Pre-Refunded @ 100
5.000%, 02/15/2022 (C)	520	569
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,632
Denton, Utility System Revenue, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	9,154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dickinson, Independent School District, GO, PSF-GTD Callable 02/15/2024 @ 100
5.000%, 02/15/2031	$2,445	$2,829
El Paso, GO Callable 08/15/2026 @ 100
5.000%, 08/15/2034	4,050	4,884
El Paso, Water & Sewer Revenue, RB Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,300
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,080
5.000%, 11/15/2022	1,050	1,171
Harris County, Cultural Education Facilities Finance, TECO Project, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,583
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,924
Harris County, Houston Sports Authority, Ser A, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,714
5.000%, 11/15/2030	3,310	3,854
Harris County, Metropolitan Transit Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	2,500	2,709
5.000%, 11/01/2021 (C)	3,160	3,424
Harris County, Ser A, GO Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,393
Harris County, Toll Road Authority, Ser A, RB Callable 02/15/2028 @ 100
5.000%, 08/15/2031	2,440	3,098
Houston, Airport System Revenue, Sub-Ser B, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2027	6,000	6,621
Houston, Airport System Revenue, Sub-Ser B, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,750
Houston, Airport System Revenue, Sub-Ser C, AMT, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2032	1,500	1,873

38	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Airport System Revenue, United Airlines Project, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	$3,340	$3,778
Houston, Utility System Revenue Authority, First Lien, Ser B, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	3,010
Houston, Utility System Revenue Authority, First Lien, Ser D, RB Pre-Refunded @ 100
5.000%, 11/15/2021 (C)	3,000	3,255
Lower Colorado, River Authority, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,186
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	2,054
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2022	5,000	5,582
North Texas, Municipal Water District, Water System Revenue, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,965
North Texas, Tollway Authority, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,238
North Texas, Tollway Authority, Ser A, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,869
5.000%, 01/01/2034	4,785	5,601
North Texas, Tollway Authority, Ser A, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,703
5.000%, 01/01/2033	995	1,196
North Texas, Tollway Authority, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	3,069
5.000%, 01/01/2035	1,000	1,225
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,132
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,437
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	7,079

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	$1,500	$1,712
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,067
5.000%, 05/15/2022	500	552
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,807
Texas State, GO
5.000%, 04/01/2026	3,800	4,724
Texas State, GO Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	5,020
5.000%, 04/01/2029	3,000	3,511
Texas State, GO Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,256
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,960
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	1,845
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,269
Texas State, Ser A, GO
5.000%, 10/01/2027	1,130	1,455
Texas State, Texas A&M University, Revenue Financing System, Ser 2017E, RB Callable 05/15/2027 @ 100
5.000%, 05/15/2034	1,665	2,064
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	3,082
5.000%, 05/15/2026	2,500	3,122
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,406
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,729
Texas State, Water System Revenue, Junior Lien, Ser A, RB Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,157

SEI Tax Exempt Trust / Annual Report / August 31, 2019	39

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Trinity River Authority, Central Regional Wastewater System Revenue, RB Callable 08/01/2027 @ 100
5.000%, 08/01/2032	$1,000	$1,252
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,223
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,045	5,330
5.000%, 02/15/2021 (E)	105	110
University of Houston, Ser C, RB Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,672
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	6,118
University of Texas, Ser B, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,690
West Travis County, Public Utility Agency, RB Pre-Refunded @ 100
5.000%, 08/15/2021 (C)	1,000	1,074

		272,134

Utah — 0.6%
Salt Lake City, Airport Revenue, Ser A, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	6,071
Salt Lake City, Airport Revenue, Ser B, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,852
Utah County, IHC Health Services, RB Callable 05/15/2028 @ 100
5.000%, 05/15/2036	2,000	2,526
Utah State, Transit Authority, Sub-Ser, RB, BAM Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,999

		12,448

Virginia — 1.6%
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,797
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	1,220	1,224
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,338

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	$5,000	$6,215
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	2,000	2,111
Virginia State, College Building Authority, 21st Century College Program, RB Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	6,271
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	2,000	2,032
Virginia State, Small Business Financing Authority, AMT, RB Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,655
Virginia State, Tobacco Settlement Financing, Sub-Ser C-1ST, RB Callable 09/18/2019 @ 21
12.170%, 06/01/2047 (D)	41,470	4,846
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,686

		35,175

Washington — 3.4%
King County, Public Hospital District No. 1, GO Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,497
King County, Sewer Revenue, Ser A, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,713
Port of Seattle, AMT, GO Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,069
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,426
Port of Seattle, Ser A, RB Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,757
Port of Seattle, Ser C, AMT, RB Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,736
Seattle, Municipal Light & Power Revenue, Ser A, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2022	1,230	1,298
Seattle, Municipal Light & Power Revenue, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	1,455	1,536

40	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Convention Center Public Facilities District, Sub-Ser, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2034	$2,000	$2,499
5.000%, 07/01/2035	2,000	2,491
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	2,000	2,065
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,804
Washington State, GO
5.000%, 07/01/2023	5,000	5,732
Washington State, Health Care Facilities Authority, Ser A, RB Callable 08/01/2029 @ 100
5.000%, 08/01/2038	1,250	1,542
Washington State, Ser 2015-A1, GO Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	3,000
Washington State, Ser R-2015C, GO Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	9,146
Washington State, Ser R-2015E, GO Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,245
Washington State, Ser R-2018D, GO Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	6,295
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,527
5.000%, 06/01/2022	2,700	2,959

		73,337

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,606
5.000%, 06/01/2032	1,510	1,932
5.000%, 06/01/2034	1,000	1,270
5.000%, 06/01/2035	1,005	1,272

		6,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin — 1.5%
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB Callable 08/15/2028 @ 100
5.000%, 08/15/2031	$4,155	$5,246
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,653
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,247
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,314
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,926
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	700	720
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	770	813
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	1,390	1,677
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,556
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,336
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	605	695

SEI Tax Exempt Trust / Annual Report / August 31, 2019	41

SCHEDULE OF INVESTMENTS

August 31, 2019

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB Callable 11/01/2024 @ 100
5.250%, 04/01/2030	$2,095	$2,327

		31,510

Total Municipal Bonds (Cost $1,987,600) ($ Thousands)		2,120,726

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	1,420,763	1,421

Total Cash Equivalent (Cost $1,421) ($ Thousands)		1,421

Total Investments in Securities — 99.2% (Cost $1,989,021) ($ Thousands)		$2,122,147

Percentages are based on Net Assets of $2,138,224 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security (see Note 4).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $29,196 ($ Thousands), representing 1.4% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

SA — Special Assessment

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2019 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$2,120,726	$–	$2,120,726
Cash Equivalent	1,421	–	–	1,421

Total Investments in Securities	$1,421	$2,120,726	$–	$2,122,147

For the year ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 167,872	$ (166,451)	$ —	$ —	$ 1,421	1,420,763	$ 61	$ —

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Tax Exempt Trust / Annual Report / August 31, 2019

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 101.7%

Alabama — 3.9%
Black Belt, Energy Gas District, RB Callable 09/01/2023 @ 100
2.394%, 12/01/2048 (A)	$13,510	$13,363
Black Belt, Energy Gas District, Ser A, RB
4.000%, 06/01/2021	1,500	1,568
Black Belt, Energy Gas District, Ser A, RB Callable 03/01/2021 @ 101
4.000%, 07/01/2046 (A)	5,000	5,227
Black Belt, Energy Gas District, Ser A, RB Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	2,965	3,177
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB Callable 03/01/2024 @ 100
2.344%, 06/01/2049 (A)	18,000	17,837
Southeast Alabama, Gas Supply District, Ser A, RB Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	4,850	5,323
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB Callable 01/01/2024 @ 100
2.000%, 04/01/2049 (A)	3,500	3,459
Taylor-Ryan, Improvement District, RB Callable 09/02/2019 @ 100
1.500%, 11/01/2035 (A)(B)	1,000	1,000

		50,954

Alaska — 0.3%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,039
North Slope Borough, Ser A, GO Callable 06/30/2021 @ 100
5.000%, 06/30/2022	1,940	2,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Slope Borough, Ser B, GO Callable 06/30/2021 @ 100
5.000%, 06/30/2022	$1,140	$1,220

		4,336

Arizona — 1.4%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,304
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB Callable 10/03/2019 @ 102
3.375%, 12/01/2031 (A)	3,815	3,912
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,768
Phoenix, Civic Improvement, Ser A, RB
5.000%, 07/01/2020	2,800	2,890
Phoenix, Industrial Development Authority, Ser A, RB Callable 09/03/2019 @ 100
1.380%, 11/15/2052 (A)	1,700	1,700
Phoenix-Mesa, Gateway Airport Authority, AMT, RB
4.000%, 07/01/2021	530	554
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM Callable 09/03/2019 @ 100
1.990%, 09/01/2045 (A)	1,475	1,475

		18,603

California — 3.3%
California State, Department of Water Resources, Central Project Water System, Ser A, RB Callable 06/01/2022 @ 100
1.720%, 12/01/2035 (A)	4,750	4,763
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB Callable 02/01/2021 @ 100
1.878%, 08/01/2047 (A)	1,500	1,501
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB Callable 01/01/2021 @ 100
1.761%, 10/01/2047 (A)	2,130	2,128
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
1.947%, 04/01/2038 (A)	1,000	1,001

SEI Tax Exempt Trust / Annual Report / August 31, 2019	43

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB Callable 01/01/2020 @ 100
1.947%, 04/01/2038 (A)	$2,000	$2,002
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB Callable 06/01/2020 @ 100
1.700%, 10/01/2045 (A)	2,000	2,001
California State, Municipal Finance Authority, Ser A, RB
2.000%, 02/01/2039 (A)(C)	8,000	8,020
California State, Ser B, GO Callable 06/01/2021 @ 100
2.317%, 12/01/2031 (A)	1,800	1,813
California State, Statewide Communities Development Authority, Ser D, RB
1.470%, 07/01/2041 (A)	1,525	1,525
Los Angeles, Department of Airports, AMT, RB
5.000%, 05/15/2022	1,290	1,420
Los Angeles, Multi-Family Housing, Jordan Downs Phase 1B Apartments, RB Callable 01/01/2021 @ 100
2.080%, 01/01/2022 (A)	2,800	2,830
Mizuho Floater, Ser 2019-MIZ9002, Special Tax Callable 10/03/2019 @ 101
1.500%, 03/01/2021 (A)(B)(C)	2,000	2,000
Nuveen, California AMT-Free Quality Municipal Income Fund, RB Callable 09/03/2019 @ 100
1.650%, 10/01/2047 (A)(C)	4,000	4,000
San Jose, Multi-Family Housing, Pollard Plaza Apartments, Ser D, AMT, RB
1.420%, 08/01/2035 (A)	1,000	1,000
Southern California, Public Power Authority, Magnolia Power Project, Ser 1, RB Callable 04/01/2020 @ 100
2.000%, 07/01/2036 (A)	7,380	7,412

		43,416

Colorado — 1.1%
Colorado State, Health Facilities Authority, Ser B, RB Callable 02/01/2025 @ 100
5.000%, 08/01/2049 (A)	1,250	1,479
Colorado State, Housing & Finance Authority, South Range, Crossings Project, RB
2.150%, 01/01/2038 (A)	1,050	1,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue, Ser A, AMT, RB Callable 11/15/2021 @ 100
5.250%, 11/15/2022	$1,055	$1,147
Denver City & County, Airport System Revenue, Ser B, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2025	2,895	3,243
Denver City & County, Airport System Revenue, Sub-Ser F2, RB, AGC Callable 09/06/2019 @ 100
1.470%, 11/15/2025 (A)	925	925
E-470, Public Highway Authority, RB Callable 09/01/2020 @ 100
1.873%, 09/01/2039 (A)	750	750
Park Creek, Metropolitan District, RB
4.000%, 12/01/2019	350	352
University of Colorado, Hospital Authority, RB Callable 09/23/2019 @ 100
4.000%, 11/15/2047 (A)	5,295	5,301

		14,250

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Ser U, RB
2.000%, 07/01/2033 (A)	1,000	1,027
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	566
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,361
Connecticut State, Ser A, GO
5.000%, 04/15/2022	1,350	1,481
Connecticut State, Ser C, GO
5.000%, 06/15/2021	1,370	1,462
Connecticut State, Ser D, GO
2.270%, 09/15/2019 (A)	700	700
Connecticut State, Ser F, GO
5.000%, 11/15/2020	710	742
Connecticut State, Ser G, GO
5.000%, 11/01/2020	1,775	1,853
Connecticut State, SIFMA Index Project, Ser A, GO
2.340%, 03/01/2025 (A)	1,815	1,838
2.300%, 03/01/2024 (A)	1,145	1,156
2.250%, 03/01/2023 (A)	1,075	1,086
2.000%, 03/01/2020 (A)	1,125	1,127
Connecticut State, Special Tax Revenue, Ser B, RB
5.000%, 12/01/2021	1,500	1,627

44	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hartford County, Metropolitan District, Ser A, GO
5.000%, 02/01/2021	$565	$596
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,029
2.000%, 05/01/2020	400	402
Meriden, Multi-Family Housing, Yale Acres Project, RB Callable 02/01/2022 @ 100
1.730%, 08/01/2022 (A)	2,000	2,015
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,033

		21,101

Delaware — 0.2%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	815
University of Delaware, Ser C, RB Callable 09/03/2019 @ 100
1.390%, 11/01/2037 (A)	2,100	2,100

		2,915

District of Columbia — 0.3%
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
2.130%, 06/01/2021 (A)	2,000	2,019
Tender Option Bond Trust Receipts, Ser 2019- BAML8002, RB, BAM Callable 04/01/2024 @ 100
1.430%, 03/01/2052 (A)(B)(C)	2,000	2,000

		4,019

Florida — 3.6%
Broward County, Florida Airport System Revenue, Ser A, AMT, RB
5.000%, 10/01/2020	400	416
Citizens Property Insurance, Ser A, RB
5.000%, 06/01/2020	4,875	5,014
Citizens Property Insurance, Ser A, RB Callable 12/01/2019 @ 100
5.000%, 06/01/2020	4,550	4,593
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,750	3,768
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	2,090	2,229

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Highlands County, Health Facilities Authority, RB Callable 09/03/2019 @ 100
1.350%, 11/15/2037 (A)	$4,350	$4,350
Indian River County, School District, TA
2.250%, 04/30/2020	2,000	2,014
Jacksonville, Housing Finance Authority, Desert Silver Project, RB
2.250%, 12/01/2021 (A)	7,250	7,317
Jacksonville, Ser B, RB
5.000%, 10/01/2021	3,720	4,019
Lee Memorial Health System, RB Callable 10/01/2019 @ 100
1.530%, 04/01/2049 (A)	2,000	2,000
Miami-Dade County, Florida Aviation Revenue, AMT, RB
5.000%, 10/01/2020	1,010	1,050
Orange County, Housing Finance Authority, Citrus Square Apartments, Ser C, RB
2.000%, 01/01/2021 (A)	2,500	2,505
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	1,575	1,580
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,715
Pasco County, School Board, Ser B, COP, AMBAC Callable 09/06/2019 @ 100
1.790%, 08/01/2030 (A)	300	300
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	2,840

		46,710

Georgia — 5.4%
Atlanta, Urban Residential Finance Authority, Bethel Towers Apartments Project, RB Callable 07/01/2020 @ 100
2.070%, 07/01/2021 (A)	3,000	3,018
Brookhaven, Development Authority, Children’s Healthcare of Atlanta Project, RB Callable 09/03/2019 @ 100
1.350%, 07/01/2042 (A)	5,000	5,000
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
2.400%, 01/01/2040 (A)	2,345	2,358
Burke County, Development Authority, RB
2.250%, 10/01/2032 (A)	500	511
1.550%, 12/01/2049 (A)	1,500	1,496

SEI Tax Exempt Trust / Annual Report / August 31, 2019	45

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	$19,000	$19,330
DeKalb County, Housing Authority, Ser A, RB
2.000%, 02/01/2022 (A)	1,500	1,511
Fulton County, Development Housing Authority, The Residences at Maggie Capitol Project, RB Callable 03/01/2020 @ 100
2.000%, 03/01/2021 (A)	1,000	1,004
Georgia State, Ser A, GO Callable 07/01/2022 @ 100
5.000%, 07/01/2024	945	1,049
Macon-Bibb County, Housing Authority, RB Callable 04/01/2020 @ 100
2.040%, 04/01/2021 (A)	3,000	3,012
Main Street Natural Gas, Ser B, RB
4.000%, 12/01/2020	650	673
Main Street Natural Gas, Ser B, RB Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	8,243
Main Street Natural Gas, Ser E, RB Callable 09/01/2023 @ 100
1.920%, 08/01/2048 (A)	2,000	1,991
Monroe County, Development Authority, Gulf Power Plant Project, RB
2.000%, 09/01/2037 (A)	1,500	1,507
Monroe County, Development Authority, Gulf Power Plant Scherer Project, RB
1.400%, 06/01/2049 (A)	3,320	3,320
Savannah, Housing Authority, Chatham Parkway Apartments Project, RB Callable 08/01/2020 @ 100
2.000%, 08/01/2021 (A)	1,410	1,417
Valdosta, Housing Authority, Brown Rural Development Portfolio Project, RB Callable 12/01/2020 @ 100
2.250%, 12/01/2021 (A)	14,695	14,857

		70,297

Hawaii — 1.7%
Hawaii State, Airports System Revenue, AMT, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2023	4,000	4,272
Hawaii State, Airports System Revenue, Ser B, AMT, RB
5.000%, 07/01/2020	1,000	1,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Honolulu City & County, Rail Transit Project, GO Callable 09/18/2019 @ 100
1.670%, 09/01/2025 (A)	$1,250	$1,250
1.650%, 09/01/2022 (A)	7,500	7,500
1.650%, 09/01/2023 (A)	8,500	8,501

		22,554

Illinois — 6.6%
Bolingbrook Village, Special Taxes, RB
4.000%, 03/01/2020	500	506
4.000%, 03/01/2021	1,000	1,038
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	1,990	2,002
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,818
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	33
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2020	1,000	1,012
Chicago, Water Revenue Board, Ser A, RB Callable 11/01/2020 @ 100
5.000%, 11/01/2023	3,000	3,116
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2019	3,250	3,269
5.000%, 11/01/2021	1,345	1,446
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2020	810	844
Chicago, Waterworks Revenue Authority, Ser A, RB Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,040
Cook County, High School District No. 214 Arlington Heights, GO
2.000%, 12/01/2019	1,455	1,458
Cook County, Ser A, GO
5.000%, 11/15/2019	2,465	2,483
Illinois State, Educational Facilities Authority, University of Chicago Project, Ser B, RB
1.800%, 07/01/2036 (A)	1,850	1,855
Illinois State, Educational Facilities Authority, University of Chicago, Ser B, RB
1.875%, 07/01/2025 (A)	1,000	1,003
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	479
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	424

46	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Field Museum of Natural History, RB Callable 03/01/2022 @ 100
2.016%, 11/01/2034 (A)	$1,750	$1,750
Illinois State, Finance Authority, Noble Network Charter School Project, RB
5.000%, 09/01/2020	920	946
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	950	978
5.000%, 08/15/2021	400	424
Illinois State, GO
5.000%, 02/01/2020	13,710	13,895
5.000%, 07/01/2021	2,560	2,707
4.000%, 02/01/2021	1,350	1,392
Illinois State, Housing Development Authority, AMT, RB Callable 09/03/2019 @ 100
1.590%, 01/01/2034 (A)(B)	1,375	1,375
Illinois State, Sales Tax Revenue, Junior Lien, RB
5.000%, 06/15/2020	1,000	1,025
Illinois State, Ser B, GO
5.000%, 10/01/2021	2,500	2,661
Illinois State, Ser B, RB Callable 10/03/2019 @ 100
5.000%, 06/15/2020	920	922
Illinois State, Ser D, GO
5.000%, 11/01/2020	2,500	2,588
5.000%, 11/01/2021	5,910	6,272
5.000%, 11/01/2022	6,000	6,498
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,040	3,294
Lake County, Forest Preserve District, Ser A, GO
2.095%, 12/15/2020 (A)	260	260
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.161%, 01/01/2021 (D)(E)	1,555	1,529
2.161%, 01/01/2021 (E)	1,195	1,167
Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	1,905	2,054
Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2021	1,300	1,400
Regional Transportation Authority, Ser B, RB Callable 09/03/2019 @ 100
1.500%, 06/01/2025 (A)	3,000	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rib Floater Trust Various State, Ser 2019-018, RB
Callable 08/29/2020 @ 100
1.380%, 11/01/2038 (A)(C)	$3,000	$3,000
University of Illinois, Ser B, RB
5.000%, 04/01/2020	525	534
Whiteside & Lee Counties, Community Unit School District No. 5 Sterling, Ser A, GO, BAM
4.000%, 12/01/2020	1,270	1,313
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.181%, 11/01/2022 (E)	1,625	1,541

		86,351

Indiana — 2.5%
Carmel, Redevelopment Authority, Performing Arts Center Project, RB
1.889%, 02/01/2020 (E)	1,000	995
Center Grove, Multi-Facility School Building, RB Callable 06/15/2020 @ 100
2.500%, 12/15/2020	1,000	1,006
City of Rockport, Pollution Control Project, RB
1.350%, 07/01/2025 (A)	1,000	999
Clark Pleasant Middle School, BAN Callable 01/16/2020 @ 100
2.500%, 07/16/2020	5,705	5,729
Indiana State, Finance Authority, RB Callable 01/01/2022 @ 100
1.650%, 03/01/2027 (A)	1,500	1,512
1.650%, 12/01/2042 (A)	2,000	2,016
Indiana State, Finance Authority, Ser L, RB Callable 09/05/2019 @ 100
1.900%, 12/01/2046 (A)	2,725	2,726
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
1.350%, 11/01/2027 (A)	3,325	3,329
Indiana State, Health Facility Financing Authority, RB
1.375%, 10/01/2027 (A)	1,430	1,431
Indiana State, Health Facility Financing Authority, RB Pre-Refunded @ 100
1.375%, 05/01/2020 (A)(F)	30	30
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,475	3,518

SEI Tax Exempt Trust / Annual Report / August 31, 2019	47

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	$705	$720
5.000%, 04/01/2021	740	783
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,500	6,460
Whiting, Industry Environmental Facilities, BP Products North America Project, RB
1.850%, 06/01/2044 (A)	2,000	2,001

		33,255

Iowa — 0.7%
Iowa State, Finance Authority, CJ Bio America Project, RB Callable 09/03/2019 @ 100
1.710%, 04/01/2022 (A)(B)	1,700	1,700
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC Callable 11/02/2020 @ 100
1.650%, 07/01/2047 (A)	2,000	1,997
Iowa State, Finance Authority, Ser S, RB Callable 09/03/2019 @ 100
1.370%, 02/15/2041 (A)(B)	6,000	6,000

		9,697

Kansas — 1.0%
City of Lenexa, Ser B, GO Callable 09/01/2020 @ 100
1.625%, 09/01/2021	1,000	1,001
Kansas State, Department of Transportation, Ser C, RB
1.961%, 09/01/2023 (A)	7,700	7,700
Kansas State, Development Finance Authority, RB Callable 07/01/2021 @ 100
1.660%, 07/01/2022 (A)	4,000	4,017

		12,718

Kentucky — 2.8%
Carroll County, Pollution Control Authority, Kentucky Utilities Project, RB
1.050%, 09/01/2042 (A)	8,000	8,000
County of Mercer, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	5,983
Kentucky State, Public Energy Authority, Ser A, RB Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,420

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2020	$650	$662
4.000%, 12/01/2020	1,000	1,031
4.000%, 06/01/2021	1,000	1,043
4.000%, 12/01/2021	1,495	1,577
4.000%, 06/01/2022	1,430	1,524
4.000%, 12/01/2022	2,000	2,155
Kentucky State, Rural Water Finance, Ser E, RAN Callable 09/23/2019 @ 100
2.250%, 03/01/2020	3,000	3,001
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.650%, 06/01/2033 (A)	1,450	1,461
Paducah, Electric Plant Board, RB
5.000%, 10/01/2020	2,250	2,337

		37,194

Louisiana — 0.2%
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	2,000	2,028
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,048

		3,076

Maryland — 0.6%
Maryland State, Community Development Administration, Multi-Family Mortgage Revenue, Zions Towers Project, Ser A, RB, FHA
2.440%, 03/01/2020	2,000	2,005
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,034
Maryland State, Ser B, GO Pre-Refunded @ 100
4.000%, 03/15/2020 (F)	2,095	2,128

		7,167

Massachusetts — 2.6%
Commonwealth of Massachusetts, Ser C, GO
5.000%, 10/01/2022	1,040	1,164
Massachusetts State, Development Finance Agency, RB
5.000%, 10/01/2020	3,320	3,462
5.000%, 10/01/2021	3,490	3,775
5.000%, 10/01/2022	2,195	2,459
5.000%, 10/01/2023	2,400	2,780

48	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, RB Callable 02/01/2022 @ 100
1.390%, 08/01/2022 (A)	$4,250	$4,262
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2020	850	876
5.000%, 07/01/2021	400	426
5.000%, 07/01/2022	400	440
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	819
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	383
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM Callable 09/05/2019 @ 100
1.660%, 07/01/2042 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB Callable 10/03/2019 @ 100
2.000%, 07/01/2020 (B)	4,750	4,752
Massachusetts State, Housing Finance Agency, RB
2.400%, 12/01/2023 (A)	2,225	2,268
Massachusetts State, Housing Finance Agency, RB Callable 06/01/2020 @ 100
2.400%, 06/01/2021 (A)	4,000	4,028
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,456

		34,350

Michigan — 2.3%
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	600	658
5.000%, 07/01/2023	420	475
Lake Superior State University, Board of Trustees, RB, AGM
4.000%, 11/15/2020	1,010	1,042
Michigan State, Building Authority, Ser I-A, RB Callable 10/15/2021 @ 100
5.000%, 10/15/2023	1,105	1,194
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	525	529
5.000%, 11/15/2020	530	553

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, RB
3.500%, 11/15/2044 (A)	$2,450	$2,605
Michigan State, Finance Authority, Ser A, RB
2.000%, 08/20/2020 (B)	1,000	1,006
Michigan State, Finance Authority, Trinity Healthcare Group Project, RB
1.430%, 12/01/2034 (A)	4,000	4,000
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,207
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A, RB
1.500%, 11/01/2027 (A)	1,550	1,553
Michigan State, Hospital Finance Authority, Ascension Health Credit Group, RB Callable 11/15/2019 @ 100
5.000%, 11/15/2020	2,000	2,015
5.000%, 11/15/2021	2,975	2,998
Michigan State, Strategic Fund, RB
4.000%, 11/15/2020	800	822
Michigan State, Strategic Fund, RB, AMBAC
7.000%, 05/01/2021	2,000	2,182
University of Michigan, RB Callable 10/01/2021 @ 100
1.670%, 04/01/2033 (A)	2,485	2,479
Wayne County, Airport Authority, Ser A, AMT, RB Callable 12/01/2021 @ 100
5.000%, 12/01/2022	2,000	2,157

		30,475

Minnesota — 1.2%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	508
4.000%, 01/01/2022	555	570
Duluth, Independent School District No. 709, Ser B, RB
5.000%, 02/01/2020	1,095	1,111
Minneapolis State, Paul Metropolitan Airports Commission, Sub-Ser B, AMT, RB
5.000%, 01/01/2021	3,000	3,141
Minneapolis, Riverside Homes Project, Ser A, RB Callable 11/01/2019 @ 100
2.400%, 11/01/2021 (A)	1,250	1,252
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser E, AMT, RB
2.000%, 07/01/2020	680	682

SEI Tax Exempt Trust / Annual Report / August 31, 2019	49

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Rural Water Finance Authority, RB Callable 02/01/2020 @ 100
2.000%, 08/01/2020	$4,890	$4,908
Minnesota State, Trunk Highway Project, Ser E, GO Callable 08/01/2020 @ 100
5.000%, 08/01/2022	3,205	3,319

		15,491

Mississippi — 1.2%
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	555
Mississippi State, Business Finance, Chevron USA Project, Ser D, RB Callable 09/03/2019 @ 100
1.350%, 11/01/2035 (A)	200	200
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB Callable 09/03/2019 @ 100
1.350%, 11/01/2035 (A)	3,000	3,000
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB Callable 11/01/2019 @ 100
1.900%, 05/01/2037 (A)	2,210	2,211
Mississippi State, Business Finance, Ser B, RB Callable 09/03/2019 @ 100
1.350%, 12/01/2030 (A)	300	300
Mississippi State, Business Finance, System Energy Resources Project, RB Callable 04/01/2021 @ 100
2.500%, 04/01/2022	7,000	7,028
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	500
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
1.800%, 09/01/2022 (A)	1,000	1,001
Mississippi State, Hospital Equipment & Facilities Authority, RB
5.000%, 01/01/2021	300	314
5.000%, 01/01/2022	350	378

		15,487

Missouri — 0.3%
Missouri State, Health & Educational Facilities Authority, Ser B, RB Callable 09/03/2019 @ 100
1.360%, 03/01/2040 (A)	2,700	2,700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rib Floater Trust Various State, Ser 2019-016, RB Callable 12/01/2020 @ 100
1.600%, 06/01/2045 (A)(B)(C)	$1,000	$1,000

		3,700

Nebraska — 0.0%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	541

Nevada — 0.1%
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,014

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	600	602

New Jersey — 6.2%
Borough of Englewood Cliffs, BAN
2.300%, 02/21/2020	4,504	4,523
Borough of Upper Saddle River, BAN
2.500%, 02/14/2020	6,695	6,729
Burlington County, Bridge Commission, Revenue Notes, Ser C, RB
3.250%, 11/26/2019	1,975	1,984
Greenwich Township, BAN
3.250%, 10/10/2019	2,154	2,158
Hudson County, Improvement Authority, Ser B, RB
3.000%, 05/22/2020	600	608
Millburn Township, GO
2.750%, 01/30/2020	2,608	2,625
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.250%, 09/01/2019 (D)	540	540
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 03/01/2025 @ 100
2.600%, 09/01/2025 (A)	1,000	999
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,500	3,715
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	5,000	5,030

50	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Enviromental Infrastructure Bank, RB
5.000%, 09/01/2022	$1,055	$1,179
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2019	1,000	1,009
5.000%, 12/01/2020	1,500	1,566
New Jersey State, Housing & Mortgage Finance Agency, Garden Spires Project, Ser A, RB Callable 08/01/2020 @ 100
2.020%, 08/01/2021 (A)	8,370	8,414
New Jersey State, Housing & Mortgage Finance Agency, RB Callable 10/01/2020 @ 100
2.450%, 10/01/2021 (A)	6,135	6,206
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 04/01/2020	1,120	1,136
4.000%, 10/01/2020	1,290	1,325
4.000%, 04/01/2021	1,405	1,456
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 09/01/2020	1,000	1,032
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2020	1,990	2,046
4.000%, 06/15/2020	505	515
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,500	1,738
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	1,825	1,992
New Jersey State, Turnpike Authority, Ser C, RB
2.161%, 01/01/2023 (A)	5,000	5,018
New Jersey State, Turnpike Authority, Ser C, RB Callable 07/01/2020 @ 100
2.021%, 01/01/2028 (A)	2,000	2,002
Newark, Ad Valorem Property Tax, GO
3.500%, 10/09/2019	4,825	4,833
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	955
Sussex County, Municipal Utilities Authority, Ser B, RB, AGM
1.147%, 12/01/2020 (E)	1,800	1,774

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2020	$3,000	$3,078
5.000%, 06/01/2021	4,000	4,240

		80,425

New York — 13.3%
Albany City, School District, Ser B, BAN
2.000%, 07/31/2020	2,390	2,404
Battery Park City Authority, Ser D, RB Callable 09/03/2019 @ 100
1.330%, 11/01/2038 (A)	3,000	3,000
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.700%, 11/01/2031 (A)	1,200	1,201
Corinth Central School District, BAN Callable 05/15/2020 @ 100
1.750%, 07/24/2020	2,385	2,392
Island Park Village, Ser A, BAN
3.000%, 03/05/2020	1,000	1,008
Metropolitan New York, Transportation Authority, Ser B, BAN
5.000%, 05/15/2021	36,320	38,593
Metropolitan New York, Transportation Authority, Ser D, RB
1.800%, 11/15/2044 (A)	2,000	1,996
Metropolitan New York, Transportation Authority, Ser D, RB Callable 10/03/2019 @ 100
4.000%, 11/15/2034 (A)	3,000	3,004
Metropolitan New York, Transportation Authority, Ser G, RB Callable 10/03/2019 @ 100
1.794%, 11/01/2032 (A)	1,600	1,600
Nassau County, Ser A, GO
4.000%, 12/10/2019	14,085	14,190
New York City, Housing Development Authority, Ser C2A, RB Callable 03/01/2021 @ 100
2.350%, 07/01/2022	8,730	8,865
New York City, Housing Development, Sustainable Neighborhood Bonds, RB Callable 09/16/2019 @ 100
1.850%, 05/01/2021 (A)	2,000	2,000
New York City, Housing Development, Sustainable Neighborhood Bonds, RB Callable 09/18/2019 @ 100
1.450%, 05/01/2050 (A)	1,005	1,005
New York City, Ser C, GO Callable 10/03/2019 @ 100
5.000%, 08/01/2022	6,430	6,449
New York City, Ser C, GO, AGC Callable 09/06/2019 @ 100
1.740%, 10/01/2027 (A)	1,775	1,775

SEI Tax Exempt Trust / Annual Report / August 31, 2019	51

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB Callable 09/02/2019 @ 100
1.390%, 02/01/2045 (A)	$3,200	$3,200
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2023	1,690	1,784
New York City, Water & Sewer System, RB Callable 09/03/2019 @ 100
1.370%, 06/15/2039 (A)	600	600
New York City, Water & Sewer System, Ser BB, RB Callable 09/03/2019 @ 100
1.430%, 06/15/2050 (A)	800	800
New York State, Energy Research & Development Authority, AMT, RB Callable 09/03/2019 @ 100
1.350%, 06/01/2036 (A)(B)	1,900	1,900
New York State, Energy Research & Development Authority, NY Electric and Gas, RB
2.000%, 02/01/2029 (A)	3,110	3,127
2.000%, 06/01/2029 (A)	12,635	12,705
New York State, Housing Finance Agency, AMT, RB Callable 09/02/2019 @ 100
1.370%, 11/01/2032 (A)	1,300	1,300
1.370%, 11/01/2038 (A)	1,300	1,300
New York State, Housing Finance Agency, AMT, RB, FNMA Callable 09/02/2019 @ 100
1.370%, 05/15/2029 (A)(B)	1,300	1,300
1.370%, 11/15/2033 (A)(B)	1,300	1,300
New York State, Housing Finance Agency, RB Callable 09/23/2019 @ 100
1.800%, 05/01/2050 (A)	360	360
New York State, Housing Finance Agency, RB Callable 05/01/2020 @ 100
1.875%, 05/01/2050 (A)	2,500	2,510
New York State, Housing Finance Agency, Ser A, AMT, RB, CITIBANK Callable 09/02/2019 @ 100
1.370%, 11/01/2039 (A)(B)	100	100
New York State, Housing Finance Agency, Ser L, RB Callable 06/01/2021 @ 100
1.375%, 11/01/2022	560	560
New York State, Mortgage Agency Homeowner, Ser 183, AMT, RB
2.300%, 10/01/2019	2,000	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Mortgage Agency Homeowner, Ser 55, AMT, RB
2.250%, 04/01/2022	$500	$506
North Rose-Wolcott Central, School District, BAN
2.000%, 06/30/2020	9,375	9,433
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB Callable 09/03/2019 @ 100
1.650%, 05/01/2047 (A)(C)	4,000	4,000
Oyster Bay, Public Improvement Authority, GO
4.000%, 02/15/2020	1,975	1,997
Port Authority of New York and New Jersey, Ser 178, AMT, RB
5.000%, 12/01/2022	1,375	1,538
Port Authority of New York and New Jersey, Ser 195, AMT, RB
5.000%, 10/01/2022	1,695	1,886
Skaneateles Village, BAN
3.250%, 11/15/2019	2,200	2,209
South Glens Falls Central School District, Ser A, BAN
2.000%, 07/24/2020	7,490	7,534
Suffolk County, GO
2.000%, 03/20/2020	15,930	15,992
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,055
Ulster County, BAN
3.250%, 11/20/2019	3,044	3,058

		174,537

North Carolina — 0.7%
Asheville, Housing Authority, Ledgewood Village Project, RB
1.900%, 12/01/2020 (A)	1,390	1,392
Charlotte, Airport Revenue, Ser B, AMT, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2021	750	773
Charlotte-Mecklenburg Hospital Authority, Ser H, RB Callable 09/02/2019 @ 100
1.360%, 01/15/2048 (A)	4,000	4,000
Montgomery County, Public Facilities, BAN Callable 03/01/2020 @ 100
3.000%, 09/01/2020	1,000	1,009
Raleigh Durham, Airport Authority, Ser A, RB Callable 05/01/2020 @ 100
5.000%, 05/01/2022	1,585	1,626

		8,800

52	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

North Dakota — 0.1%
Williston, Airport Revenue, RB
5.000%, 11/01/2019	$500	$503
5.000%, 11/01/2020	525	546

		1,049

Ohio — 3.9%
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,139
American Municipal Power, Combined Hydroelectric Project, Ser A, RB Callable 02/15/2021 @ 100
2.250%, 02/15/2048 (A)	4,210	4,262
American Municipal Power, RB
2.500%, 06/25/2020	3,250	3,277
2.250%, 08/13/2020	500	503
American Municipal Power, Ser A, RB Callable 08/15/2021 @ 100
2.300%, 02/15/2038 (A)	1,250	1,273
Butler County, BAN
3.000%, 07/23/2020	1,815	1,837
Cuyahoga, Metropolitan Housing Authority, Riverside Park Phase II Project, RB Callable 04/01/2021 @ 100
2.000%, 04/01/2022 (A)	1,000	1,008
Franklin County, Sawyer & Trevitt Project, RB Callable 09/02/2019 @ 100
1.770%, 06/01/2020 (A)	475	475
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2020	575	579
Heath City School District, GO, NATL
1.932%, 12/01/2020 (E)	1,025	1,007
Lancaster Port Authority, Ser A, RB Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	3,700	4,362
Lorain County, BAN
3.000%, 02/07/2020	1,000	1,008
Lucas County, Hospital Revenue Board, Promedica Healthcare Project, Ser D, RB
4.000%, 11/15/2020	2,100	2,158
Mahoning County, RB
3.000%, 09/16/2020	1,000	1,017
Mahoning County, Various Purpose Notes, GO
3.000%, 09/19/2019	2,000	2,001
Mizuho Floater, Ser 2019-MIZ9001, RB
1.550%, 01/01/2032 (A)(B)(C)	1,000	1,000
Newark, GO
3.125%, 04/09/2020	850	857

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Housing Finance Agency, Brandt Meadows Apartment Project, RB
2.000%, 09/01/2021 (A)	$1,050	$1,056
Ohio State, Housing Finance Agency, Rad East Project, RB Callable 05/01/2021 @ 100
2.450%, 05/01/2022 (A)	8,000	8,151
Ohio State, Housing Finance Agency, RB Callable 07/01/2021 @ 100
1.620%, 07/01/2023 (A)	3,500	3,515
Ohio State, Housing Finance Agency, Sem Manor Project, RB
1.250%, 09/01/2020 (A)	1,700	1,700
Seven Hills, GO
3.000%, 04/09/2020	1,000	1,010
Tipp City, BAN
3.000%, 02/12/2020	2,000	2,015
Trumbull County, BAN
2.500%, 07/23/2020	2,250	2,272
Twinsburg, BAN
3.000%, 02/27/2020	2,550	2,570

		51,052

Oklahoma — 0.5%
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	1,000	1,026
Muskogee County, Independent School District No. 20, GO
1.750%, 07/01/2021	1,000	1,010
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,112
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2020	1,500	1,557
5.000%, 09/01/2021	1,650	1,772
Tulsa County, Industrial Authority, RB
5.000%, 09/01/2021	330	354

		6,831

Pennsylvania — 5.7%
Allentown City, School District, TRAN Callable 10/03/2019 @ 100
2.050%, 01/02/2020	1,250	1,250
Armstrong, School District, GO Callable 10/03/2019 @ 100
2.375%, 03/15/2020	715	716
Bethlehem, Area School District, Ser A, RB Callable 11/02/2020 @ 100
1.961%, 01/01/2032 (A)	6,000	6,001

SEI Tax Exempt Trust / Annual Report / August 31, 2019	53

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
1.770%, 09/01/2048 (A)	$2,500	$2,504
Dover, Area School District, GO
4.000%, 04/01/2020	1,050	1,067
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	429
Indiana County, Industrial Development Authority, Residential Revival Project, RB Callable 03/01/2020 @ 100
1.450%, 09/01/2020	10,450	10,408
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,640
Montgomery County, Higher Education & Health Authority, RB
4.000%, 05/01/2036 (A)	2,350	2,501
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	4,037
2.500%, 10/01/2030 (A)	2,350	2,367
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
1.850%, 11/01/2035 (A)	2,000	2,000
New Kensington-Arnold, School District, Ser A, GO, BAM
4.000%, 05/15/2020	820	835
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	2,605	2,674
5.000%, 06/01/2021	3,000	3,185
Pennsylvania State, Economic Development Financing Authority, AMT, RB
1.600%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, AMT, RB Callable 05/01/2024 @ 100
1.750%, 08/01/2038 (A)	250	251
Pennsylvania State, Economic Development Financing Authority, Ser A, AMT, RB
1.700%, 08/01/2037 (A)	2,845	2,850
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,324

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	$2,265	$2,318
Pennsylvania State, GO
5.000%, 07/01/2020	1,880	1,940
5.000%, 01/15/2021	2,240	2,359
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I4, RB Callable 11/01/2019 @ 100
2.720%, 11/01/2031 (A)	2,500	2,504
Pennsylvania State, Higher Educational Facilities Authority, RB
2.050%, 05/01/2030 (A)	2,000	2,006
Pennsylvania State, Housing Finance Agency, RB Callable 11/01/2019 @ 100
1.650%, 11/01/2020 (A)	2,000	2,001
Pennsylvania State, Housing Finance Agency, Ser 127A, AMT, RB
1.950%, 10/01/2019	630	630
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	373
Pennsylvania State, Turnpike Commission, Ser A, RB Callable 06/01/2023 @ 100
1.950%, 12/01/2023 (A)	3,000	3,032
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/2022 @ 100
2.050%, 12/01/2023 (A)	1,500	1,520
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	574
Pittsburgh, Housing Authority Revenue, Larimer/East Liberty Phase II Project, RB Callable 10/01/2019 @ 100
1.400%, 10/01/2021 (A)	4,275	4,276
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	210

		74,532

South Carolina — 0.4%
Charleston, Waterworks & Sewer System Revenue, Ser B, RB Callable 01/01/2021 @ 100
1.848%, 01/01/2035 (A)	1,500	1,500
South Carolina, Transportation Infrastructure Bank, Ser 2003B, RB Callable 10/01/2021 @ 100
1.944%, 10/01/2031 (A)	1,500	1,500

54	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Spartanburg County, Ser D, GO
5.000%, 03/01/2022	$2,180	$2,392

		5,392

South Dakota — 0.1%
South Dakota State, Housing Development Authority, AMT, RB, GNMA/FNMA/FHLMC
1.450%, 11/01/2019	650	650

Tennessee — 2.4%
Chattanooga, Health Educational & Housing Facility Board, Chestnut College Flats Apartments Project, RB
1.750%, 12/01/2020 (A)	3,000	3,003
Franklin County, Health & Educational Facilities Board, RB Callable 12/01/2020 @ 100
2.400%, 12/01/2021 (A)	1,365	1,381
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	776
Memphis, Health Educational & Housing Facility Board, Forum College Flats Apartments Project, RB
1.800%, 12/01/2020 (A)	1,000	1,001
Memphis, Health Educational & Housing Facility Board, RB Callable 08/01/2020 @ 100
2.030%, 08/01/2021 (A)	2,000	2,012
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, 12th & Wedgewood Apartments Project, RB, GNMA
1.800%, 12/01/2020 (A)	2,000	2,003
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Credit Union, Ser Senior Credit, RB
1.550%, 11/15/2030 (A)	2,390	2,399
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Haynes Garden Apartments Project, RB, GNMA
1.750%, 12/01/2020 (A)	4,000	4,003
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartments Project, RB
1.500%, 07/01/2020	3,750	3,759

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Trevecca Towers Project, RB
2.000%, 01/01/2022 (A)	$6,500	$6,560
Shelby County, Health Educational & Housing Facilities Board, RB, AGM Callable 09/02/2019 @ 100
1.400%, 06/01/2042 (A)	600	600
Shelby County, Health Educational & Housing Facilities Board, Ser 2004, RB
5.000%, 09/01/2019	2,015	2,015
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,655

		31,167

Texas — 13.8%
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,525
Alamo, Community College District, RB
3.000%, 11/01/2046 (A)	1,500	1,504
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,732
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	5,022
Brazoria County, Toll Road Authority, Ser B, RB
1.450%, 03/01/2020	6,600	6,608
Capital Area, Housing Finance, Hills Leander Apartment Project, RB
2.050%, 08/01/2021 (A)	3,000	3,019
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB Callable 08/01/2021 @ 100
2.100%, 09/01/2037 (A)	2,000	2,028
Central Texas, Regional Mobility Authority, RB Callable 07/01/2021 @ 100
4.000%, 01/01/2022	4,000	4,175
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	1,510	1,515
Cypress-Fairbanks, Independent School District, RB, PSF-GTD Callable 02/15/2021 @ 100
5.000%, 02/15/2025	1,885	1,990

SEI Tax Exempt Trust / Annual Report / August 31, 2019	55

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
2.125%, 02/15/2027 (A)	$4,510	$4,584
1.250%, 02/15/2036 (A)	1,165	1,164
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
1.400%, 02/15/2040 (A)	1,500	1,502
Dickinson, Independent School District, GO, PSF-GTD
1.350%, 08/01/2037 (A)	2,000	2,004
Fort Bend, Independent School District, Ser A, RB, PSF-GTD
1.950%, 08/01/2049 (A)	2,000	2,035
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	9,815	9,834
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,685	7,708
Gulf Coast, Industrial Development Authority, ExxonMobil Project, RB Callable 09/03/2019 @ 100
1.350%, 11/01/2041 (A)	1,700	1,700
Harlandale, Independent School District, GO, PSF-GTD Callable 08/15/2020 @ 100
3.000%, 08/15/2045 (A)	2,000	2,030
Harris County, Industrial Development, Deer Park Refining Project, RB Pre-Refunded @ 100
5.000%, 12/01/2019 (F)	2,000	2,018
Harris County, Toll Road Senior Lien, RB
1.450%, 08/15/2021	3,805	3,815
Houston, Combined Utility System Revenue, Ser A, RB, AGM
1.148%, 12/01/2019 (E)	1,235	1,231
Houston, Combined Utility System Revenue, Ser C, RB Callable 02/01/2021 @ 100
1.841%, 05/15/2034 (A)	2,350	2,349
Houston, Independent School District, GO, PSF-GTD
1.450%, 06/01/2029 (A)	9,205	9,223
Houston, Independent School District, Ser A, GO, PSF-GTD
2.200%, 06/01/2039 (A)	6,500	6,548
Houston, Independent School District, Ser B, GO, PSF-GTD
1.450%, 06/01/2035 (A)	8,000	8,015
Katy, Independent School District, Ser C, GO, PSF-GTD Callable 08/15/2020 @ 100
1.751%, 08/15/2036 (A)	3,670	3,668

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lamar, Consolidated Independent School District, Ser A, RB
1.950%, 08/15/2047 (A)	$10,000	$10,077
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	4,000	3,994
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,062
Mission, Economic Development Authority, Waste Management Project, AMT, RB Callable 10/03/2019 @ 100
2.500%, 08/01/2020	2,000	2,002
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,976
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	1,630	1,689
North East, Independent School District, Ser B, GO, PSF-GTD Callable 02/01/2020 @ 100
1.420%, 08/01/2040 (A)	1,285	1,285
Port of Port Arthur, Navigation District, AMT, RB Callable 10/03/2019 @ 100
1.900%, 06/01/2049 (A)(C)	11,000	11,001
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB Callable 09/03/2019 @ 100
1.390%, 04/01/2040 (A)	1,000	1,000
Rib Floater Trust Various State, Ser 2019- 10, RB Callable 07/01/2023 @ 100
1.500%, 11/15/2046 (A)(B)(C)	8,000	8,000
Rockwall, Independent School District, Ser A, GO, PSF-GTD
1.177%, 02/15/2021 (E)	1,585	1,557
Round Rock, Independent School District, GO, PSF-GTD Callable 02/01/2020 @ 100
1.500%, 08/01/2040 (A)	1,160	1,161
San Antonio, Water System, RB Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	1,013
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
4.000%, 11/15/2019	1,030	1,035
Tarrant County, Cultural Education Facilities Finance, Methodist Hospitals Dallas, RB Callable 09/03/2019 @ 100
1.390%, 10/01/2041 (A)(B)	1,500	1,500

56	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Department of Housing & Community Affairs, Crosby Plaza Apartments Project, RB Callable 02/01/2020 @ 100
2.000%, 08/01/2021 (A)	$2,800	$2,809
Texas State, Department of Housing & Community Affairs, Springs Apartment, RB, FHA Callable 05/01/2020 @ 100
2.230%, 05/01/2021 (A)	500	502
Texas State, TRAN
4.000%, 08/27/2020	8,250	8,479
Travis County, Housing Finance, McKinney Falls Apartments Project, RB Callable 04/01/2020 @ 100
2.000%, 04/01/2021 (A)	8,500	8,537
University of Texas System, Ser H, RB
5.000%, 08/15/2021	2,500	2,691

		179,916

Utah — 0.3%
Utah State, Housing Revenue, Lakeview Heights Apartments Project, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,528

Virginia — 2.2%
Amelia County, Industrial Development Authority, AMT, RB
2.125%, 04/01/2027 (A)	8,155	8,186
Chesapeake Bay Bridge & Tunnel District, BAN
5.000%, 11/01/2023	2,000	2,292
Fairfax County, Redevelopment & Housing Authority, Murraygate Village Apartments Project, RB Callable 08/01/2020 @ 100
2.260%, 02/01/2021 (A)	5,000	5,044
2.210%, 02/01/2021 (A)	2,000	2,017
Halifax County, Industrial Development Authority, Ser 2010A, RB
2.150%, 12/01/2041 (A)	1,000	1,009
Louisa, Industrial Development Authority, Ser 2008B, RB
2.150%, 11/01/2035 (A)	2,150	2,169
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	1,000	1,025
Newport News, Redevelopment & Housing Authority, Soundview Townhouses Project, RB Callable 08/01/2020 @ 100
2.050%, 08/01/2021 (A)	5,000	5,034

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Staunton, Redevelopment & Housing Authority, Willow View Town Homes, RB Callable 11/01/2020 @ 100
1.950%, 05/01/2022 (A)	$1,500	$1,509
Wise County, Industrial Development Authority, Electric & Power, Ser A, RB
1.875%, 11/01/2040 (A)	1,000	1,004

		29,289

Washington — 3.6%
Central Puget Sound, Regional Transit Authority, RB Callable 11/01/2020 @ 100
1.650%, 11/01/2045 (A)	10,000	9,998
Central Puget Sound, Regional Transit Authority, RB Callable 11/01/2022 @ 100
1.800%, 11/01/2045 (A)	1,525	1,525
Grant County, Public Utility District No. 2, RB Callable 09/01/2020 @ 100
2.000%, 01/01/2044 (A)	10,000	10,055
Pend Oreille County, Public Utility District No. 1 Box Canyon, RB
5.000%, 01/01/2020	1,460	1,476
Seattle, Housing Authority, West Seattle Affordable Housing Project, RB Callable 09/23/2019 @ 100
1.950%, 06/01/2020	9,445	9,448
Seattle, Municipal Light & Power Revenue, Ser B, RB Callable 11/01/2020 @ 100
1.640%, 05/01/2045 (A)	5,000	5,005
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2021	1,520	1,637
Washington State, Housing Finance Commission, Royal Hills Apartment Project, Ser 2017A, RB Callable 09/23/2019 @ 100
1.400%, 11/01/2019	7,000	6,999
Washington State, Ser F, GO, NATL
1.680%, 12/01/2021 (E)	1,345	1,307

		47,450

West Virginia — 0.3%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	750	758

SEI Tax Exempt Trust / Annual Report / August 31, 2019	57

SCHEDULE OF INVESTMENTS

August 31, 2019

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	$2,515	$2,623

		3,381

Wisconsin — 0.4%
Glendale-River Hills School District, RAN
2.000%, 08/27/2020	2,000	2,015
Public Finance Authority, AMT, RB
1.530%, 09/01/2027 (A)	2,000	2,000
Wisconsin State, Health & Educational Facilities Authority, Tomah Memorial Hospital, Ser A, BAN Callable 11/01/2019 @ 100
2.650%, 11/01/2020	1,000	1,001

		5,016

Wyoming — 0.2%
Wyoming State, Community Development Authority, Ser 4, RB Callable 03/01/2021 @ 100
1.670%, 12/01/2048 (A)	3,000	3,004

Multi-State — 2.6%
BB&T Municipal Trust, RB
2.150%, 11/30/2021 (A)(B)(C)	2,190	2,190
1.900%, 11/30/2019 (A)(B)(C)	3,224	3,224
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-052, RB
1.560%, 06/15/2036 (A)	1,000	1,000
JPMorgan Chase Putters, Ser 5027, AMT, RB
1.700%, 06/01/2021 (A)(C)	23,800	23,800
Nuveen, AMT-Free Quality Municipal Income Fund, RB
1.700%, 03/01/2029 (A)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019- BAML-3002, RB
1.430%, 01/15/2056 (A)(C)	2,000	2,000

		34,214

Total Municipal Bonds (Cost $1,322,054) ($ Thousands)		1,330,506

Total Investments in Securities — 101.7% (Cost $1,322,054) ($ Thousands)		$1,330,506

Percentages are based on Net Assets of $1,308,108 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $75,235 ($ Thousands), representing 5.8% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LIBOR — London Interbank Offered Rate

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAN— Revenue Anticipation Note

RB — Revenue Bond

TA — Tax Allocation

TRAN – Tax Revenue Anticipation Note

As of August 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

58	SEI Tax Exempt Trust / Annual Report / August 31, 2019

SCHEDULE OF INVESTMENTS

August 31, 2019

California Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.1%

California — 98.6%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$2,810	$2,925
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,390	1,656
5.000%, 09/02/2025	995	1,220
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,604
5.000%, 10/01/2023	2,160	2,507
Anaheim, Housing & Public Improvements Authority, Refinance & Improvements - Electric Utilities, RB Callable 10/01/2021 @ 100
5.000%, 10/01/2025	575	623
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,578
5.000%, 02/01/2028	4,000	5,270
Bakersfield, Wastewater Revenue, Ser A, RB Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,532
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	732
California State, Bid Group B, GO
5.000%, 08/01/2026	5,000	6,307
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	337
5.000%, 10/01/2025	400	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/2022 @ 100
5.000%, 09/01/2025	$320	$357
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	805
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	960
California State, GO
5.000%, 09/01/2025	1,500	1,843
5.000%, 08/01/2026	10,000	12,614
California State, GO Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,044
California State, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,771
California State, GO Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,434
5.000%, 08/01/2031	5,000	6,333
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,317
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,957
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	443
5.000%, 06/01/2026	350	386
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,125
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	548
California State, Health Facilities Financing Authority, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2027	1,200	1,445

SEI Tax Exempt Trust / Annual Report / August 31, 2019	59

SCHEDULE OF INVESTMENTS

August 31, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	$1,000	$1,312
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	640
California State, Housing Finance Agency, Ser A,RB
4.250%, 01/15/2035	1,500	1,795
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,166
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB Callable 02/01/2021 @ 100
1.878%, 08/01/2047 (A)	3,500	3,501
California State, Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, RB
5.000%, 10/01/2024	1,000	1,204
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	395
5.000%, 02/01/2024	500	584
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,305
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,198
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	598
5.000%, 07/01/2027	1,170	1,453
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	550
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB Callable 10/01/2026 @ 100
4.000%, 10/01/2029	1,260	1,461
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,273
5.000%, 06/30/2029	1,300	1,650
5.000%, 12/31/2029	1,000	1,265

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	$500	$616
5.000%, 06/01/2026	310	393
California State, Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project, RB
5.000%, 05/15/2028	2,400	3,047
5.000%, 05/15/2029	1,450	1,851
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	619
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,177
California State, Public Works Board, Ser B, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,587
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,828
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,293
California State, School Facilities Project, GO Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,466
California State, School Finance Authority, Aspire Public School, RB
5.000%, 08/01/2023 (B)	825	926
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,098
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,702
5.000%, 05/15/2024	1,445	1,683
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	539
5.000%, 10/01/2022	500	557
5.000%, 10/01/2023	500	574
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	559

60	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, RB, AGM
5.000%, 11/15/2022	$200	$225
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,609
5.000%, 05/15/2026	1,355	1,662
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB Callable 01/01/2021 @ 100
3.000%, 07/01/2025	2,800	2,870
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,326
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	6,348
California State, Various Purpose, GO Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,685
California State, Various Purpose, GO Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,823
California State, Various Purpose-Group B, GO
5.000%, 09/01/2026	2,000	2,529
Carlsbad, Unified School District, Ser B, GO Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,397
Contra Costa, Transportation Authority, Ser A, RB Callable 09/01/2020 @ 100
1.811%, 03/01/2034 (A)	3,000	3,001
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,596
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,559
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,221
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,798
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,128
5.000%, 06/01/2025	3,365	3,960
5.000%, 06/01/2026	1,500	1,798
5.000%, 06/01/2027	5,000	6,094
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,139

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM Callable 09/01/2028 @ 100
5.000%, 09/01/2029	$2,275	$2,984
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	882
5.000%, 11/01/2025	1,000	1,249
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	755
Inglewood, Redevelopment Agency Successor Agency, Sub Lien-Merged Redevelopment Project, TA, BAM
5.000%, 05/01/2025	1,000	1,209
5.000%, 05/01/2026	500	620
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	516
5.000%, 08/01/2025	570	697
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,264
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,362
5.000%, 05/15/2027	2,000	2,535
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,190
Long Beach, Harbor Revenue, Ser C, AMT, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,854
Long Beach, Marina Revenue, RB
5.000%, 05/15/2021	520	551
5.000%, 05/15/2022	900	978
5.000%, 05/15/2023	700	779
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	3,042
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,421
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,131
Los Angeles, Department of Airports, Los Angeles Internationa Airport Project, AMT, RB
5.000%, 05/15/2027	3,000	3,776
5.000%, 05/15/2029	3,000	3,917

SEI Tax Exempt Trust / Annual Report / August 31, 2019	61

SCHEDULE OF INVESTMENTS

August 31, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
5.000%, 05/15/2027	$3,990	$5,021
5.000%, 05/15/2028	1,000	1,283
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,226
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,409
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/2023	800	918
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2022	250	279
Los Angeles, Department of Water & Power, Ser C, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	837
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,355
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,234
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,205
5.000%, 07/01/2024	1,060	1,256
5.000%, 07/01/2025	2,000	2,440
5.000%, 07/01/2029	3,940	5,279
Los Angeles, Unified School District, Ser A, GO Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,142
Los Angeles, Unified School District, Ser B1, GO Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,292
Los Angeles, Wastewater System Revenue, Ser B, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,779
Milpitas, Redevelopment Agency Successor Agency, Redevelopment Project Area #1, TA
5.000%, 09/01/2021	1,000	1,081
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,311

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Orange County, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	$525	$610
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,445
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM Callable 06/01/2025 @ 100
5.000%, 06/01/2028	1,100	1,316
Palomar, Community College District, GO
5.000%, 05/01/2023	750	862
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	669
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,436
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	769
Redlands, Unified School District, San Bernadino County, GO Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,302
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	688
5.000%, 10/01/2026	500	631
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	638
5.000%, 09/01/2025	1,000	1,239
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,260
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,089
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	500	599
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,277
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,202
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,957

62	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	$500	$605
5.000%, 07/01/2026	400	497
5.000%, 07/01/2027	500	637
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,268
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2024	1,000	1,106
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,424
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,638
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,278
San Diego, Community College District, GO
5.000%, 08/01/2024	1,000	1,198
San Diego, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 09/01/2022	700	786
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,237
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	618
San Francisco Bay Area, Toll Authority, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2025	2,000	2,208
5.000%, 04/01/2026	1,425	1,572
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	3,041
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,429
5.000%, 05/01/2025	1,000	1,220
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,695

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	$235	$261
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	306
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	489
San Francisco City & County, Ser R1, GO Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,456
San Francisco, Public Utilities Commission Water Revenue, RB
5.000%, 11/01/2026	6,000	7,684
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,939
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	10	11
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,474
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,194
5.000%, 03/01/2026	1,780	2,180
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,306
San Marcos, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 10/01/2021	750	814
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, Improvement Project, GO Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,068
3.000%, 08/01/2033	2,580	2,740
Santa Barbara County, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,755
Santa Monica-Malibu, Unified School District, GO Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,224
Solano County, COP
5.000%, 11/01/2025	700	873

SEI Tax Exempt Trust / Annual Report / August 31, 2019	63

SCHEDULE OF INVESTMENTS

August 31, 2019

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sonoma-Marin Area, Rail Transit District, Ser A, RB Callable 03/01/2022 @ 100
5.000%, 03/01/2023	$725	$798
South Orange County, Public Financing Authority, Ser A, Special Tax Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	796
5.000%, 08/15/2024	1,000	1,099
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,729
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	536
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,532
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	527
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,257
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,252
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,338
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,253
Tustin, Unified School District, Community Facilities District #88-1, Special Tax, BAM
5.000%, 09/01/2022	1,000	1,119
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,147
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	922
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,378
University of California, Ser AM, RB Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,190
Upland Community, Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	$1,430	$1,752

		356,263

Other — 0.5%
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB Callable 03/15/2029 @ 100
3.050%, 04/15/2034	1,500	1,630

Total Municipal Bonds (Cost $338,512) ($ Thousands)		357,893

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	3,611,139	3,611

Total Cash Equivalent (Cost $3,611) ($ Thousands)		3,611

Total Investments in Securities — 100.1% (Cost $342,123) ($ Thousands)		$361,504

Percentages are based on Net Assets of $361,156 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $926 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

64	SEI Tax Exempt Trust / Annual Report / August 31, 2019

The following is a list of the level of inputs used as of August 31, 2019 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$357,893	$–	$357,893
Cash Equivalent	3,611	–	–	3,611

Total Investments in Securities	$3,611	$357,893	$–	$361,504

For the year ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 65,017	$ (61,406)	$ —	$ —	$ 3,611	3,611,139	$ 40	$ —

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	65

SCHEDULE OF INVESTMENTS

August 31, 2019

Massachusetts Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.1%

Massachusetts — 99.1%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	$1,000	$1,181
Boston, Ser A, GO
5.000%, 03/01/2023	500	569
5.000%, 04/01/2023	1,000	1,141
5.000%, 04/01/2027	1,000	1,289
Boston, Ser A, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	588
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,070
Boston, Transit Parking Authority, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	535
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	693
5.000%, 07/01/2025	1,000	1,225
5.000%, 07/01/2027	1,500	1,931
Massachusetts Bay, Transportation Authority, Ser A-2, RB
5.000%, 07/01/2026	1,000	1,253
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	908
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	571
Massachusetts State, Clean Water Trust, RB Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,235
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,326

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	$200	$227
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	852
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	750
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,144
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	244
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S-2, RB Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,327
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	606
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H-1, RB
5.000%, 07/01/2024	500	587
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	618
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	587
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	252
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	3,141
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	884
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,167
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,199
5.000%, 07/01/2025	1,000	1,222

66	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	$500	$608
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	790
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,255
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	597
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	455
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	350	409
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	585
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	460
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,220
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	600	732
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
2.150%, 05/01/2027 (A)(B)	1,000	1,005
Massachusetts State, Educational Financing Authority, Education Loan Revenue, AMT, RB
5.000%, 01/01/2021	500	524
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	468
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	515

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	$500	$551
Massachusetts State, Federal Highway Project, Ser A, GAN Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,108
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	686
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,261
5.000%, 07/01/2028	1,000	1,284
Massachusetts State, Port Authority, Ser A, AMT, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	314
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,220
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	762
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,284
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	616
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/2023	1,000	1,144
Massachusetts State, School Building Authority, Ser A, RB Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,114
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,290
Massachusetts State, Ser B, GO
5.250%, 08/01/2023	250	290
5.000%, 08/01/2023	500	575
5.000%, 07/01/2026	1,000	1,253
5.000%, 07/01/2027	1,000	1,283
5.000%, 01/01/2028	1,500	1,945
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,216
5.000%, 10/01/2025	1,000	1,229
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,245

SEI Tax Exempt Trust / Annual Report / August 31, 2019	67

SCHEDULE OF INVESTMENTS

August 31, 2019

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	$2,000	$2,586
5.000%, 09/01/2028	1,000	1,316
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,176
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	572
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,253
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,319
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	581
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,191
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	400	471
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	1,000	1,215
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,266
Winchester, Municipal Purpose Loan, GO Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	613
Worcester, Municipal Purpose Loan, GO Callable 11/01/2022 @ 100
5.000%, 11/01/2023	1,000	1,124

Total Municipal Bonds (Cost $74,967) ($ Thousands)		79,298

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	1,367,908	$1,368

Total Cash Equivalent (Cost $1,368) ($ Thousands)		1,368

Total Investments in Securities — 100.8% (Cost $76,335) ($ Thousands)		$80,666

Percentages are based on Net Assets of $80,045 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $1,005 ($ Thousands), representing 1.3% of the Net Assets of the Fund.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

GAN — Grant Anticipation Note

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$79,298	$–	$79,298
Cash Equivalent	1,368	–	–	1,368

Total Investments in Securities	$1,368	$79,298	$–	$80,666

For the year ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

68	SEI Tax Exempt Trust / Annual Report / August 31, 2019

The following is a summary of the transactions with affiliates for the year ended August 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 380	$ 14,930	$ (13,942)	$ —	$ —	$ 1,368	1,367,908	$ 14	$ —

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	69

SCHEDULE OF INVESTMENTS

August 31, 2019

New Jersey Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.7%

Delaware — 1.0%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,161

New Jersey — 87.2%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	964
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,231
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,654
4.000%, 08/15/2022	1,265	1,374
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,251
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,148
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	505
5.000%, 01/15/2026	1,820	2,249
Carlstadt, School District, GO
5.000%, 05/01/2023	500	567
Carlstadt, School District, GO Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	582
Essex County, GO
5.000%, 08/01/2025	2,500	3,063
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,259
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	$1,000	$1,197
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,146
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	620
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	152
Matawan-Aberdeen, Regional School District, GO Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	537
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,248
Monmouth County, GO
5.000%, 07/15/2025	3,280	4,024
Monmouth County, Improvement Authority, Capital Equipment Pooled Loans, RB
5.000%, 10/01/2020	1,000	1,043
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	559
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,188
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,272
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,561
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,247
4.000%, 11/15/2020	485	503
New Jersey State, Economic Development Authority, Cigarette Tax, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,089
5.000%, 06/15/2024	685	744
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059	2,000	2,084

70	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$1,000	$1,244
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB Callable 03/01/2021 @ 100
5.250%, 09/01/2026	2,000	2,114
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,704
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,408
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,786
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,207
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,207
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/2020	1,500	1,542
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,203
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,274
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	1,920	2,080
5.250%, 09/01/2021 (A)	80	87
5.000%, 09/01/2023	1,000	1,156
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.000%, 09/01/2020	1,220	1,269
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	$735	$916
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,104
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,493
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,329
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,137
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,240
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	554
5.000%, 07/01/2025	1,000	1,215
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,158
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,662
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,077
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB Callable 06/01/2028 @ 100
3.350%, 12/01/2029	2,000	2,165
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 12/01/2028	675	867

SEI Tax Exempt Trust / Annual Report / August 31, 2019	71

SCHEDULE OF INVESTMENTS

August 31, 2019

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, AMT, RB
3.250%, 04/01/2025	$980	$1,043
New Jersey State, Institute of Technology, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2025	345	379
5.000%, 07/01/2026	280	308
5.000%, 07/01/2027	345	378
New Jersey State, Institute of Technology, Ser A, RB Pre-Refunded @ 100
5.000%, 07/01/2022 (B)	430	477
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,342
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,728
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,737
5.250%, 12/15/2021 (A)	15	17
New Jersey State, Turnpike Authority, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,804
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,294
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,199
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,798
New Jersey State, Turnpike Authority, Ser H, RB Callable 10/03/2019 @ 100
5.000%, 01/01/2020	650	652
North Hudson, Sewerage Authority, Ser A, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2023	445	487
5.000%, 06/01/2024	520	568
North Hudson, Sewerage Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 06/01/2022 (B)	570	631
Ocean County, Ser A, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	857

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	$400	$456
5.000%, 06/15/2024	315	371
5.000%, 06/15/2025	250	303
Passaic County, Improvement Authority, City of Paterson Project, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	662
Rutgers State University, Ser M, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,239
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	650
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,086
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	435	452
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	677
Sparta Township, Board of Education, GO Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	687
Tobacco Settlement Financing, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	607
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	1,545	1,672
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	597

		107,182

New York — 7.7%
New York & New Jersey, Port Authority, AMT, RB Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,843
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,314
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,165
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	1,000	1,144

		9,466

72	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Pennsylvania — 2.8%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	$1,450	$1,856
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,615

		3,471

Total Municipal Bonds (Cost $114,952) ($ Thousands)		121,280

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	595,440	595

Total Cash Equivalent (Cost $595) ($ Thousands)		595

Total Investments in Securities — 99.2% (Cost $115,547) ($ Thousands)		$121,875

Percentages are based on Net Assets of $122,875 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$121,280	$–	$121,280
Cash Equivalent	595	–	–	595

Total Investments in Securities	$595	$121,280	$–	$121,875

For the year ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 88	$ 32,974	$ (32,467)	$ —	$ —	$ 595	595,440	$ 39	$ —

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	73

SCHEDULE OF INVESTMENTS

August 31, 2019

New York Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.0%

New York — 99.0%
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	$650	$731
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	537
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	515
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,098
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	430
5.000%, 08/01/2027	275	345
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	267
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	635
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,222
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	222
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	2,015	2,509
Dutchess County, Local Development, The Culinary Institute of America Project, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	1,010	1,279
Erie County, Industrial Development Agency, Buffalo School District Project, RB

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 05/01/2022	$1,000	$1,107
5.000%, 05/01/2025	500	613
Erie County, Ser B, GO
5.000%, 06/01/2023	400	458
5.000%, 06/01/2024	1,200	1,417
Long Island, Power Authority, RB
5.000%, 09/01/2026	2,000	2,516
5.000%, 09/01/2027	1,000	1,287
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2023	500	576
Long Island, Power Authority, Ser B, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,500	1,858
Metropolitan New York, Transportation Authority, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,128
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2024	2,280	2,710
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,904
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,515
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,444
Metropolitan New York, Transportation Authority, Ser C1, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,219
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,120
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,120
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2023	325	371
5.000%, 05/01/2026	1,000	1,253
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,328
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB

74	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 07/01/2022	$1,000	$1,113
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	844
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	983
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,224
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,272
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,124
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,118
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,309
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,664
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,158
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,623
New York & New Jersey, Port Authority, Ser 205, RB Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,198
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,083
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,032
New York City, Housing Development Authority, Ser B2, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,844
New York City, Housing Development Authority, Ser C2A, RB Callable 03/01/2021 @ 100
2.350%, 07/01/2022	1,000	1,015
New York City, Ser 1, GO Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,283
New York City, Ser A, GO

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 08/01/2025	$4,915	$6,004
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,511
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	5,069
New York City, Ser D, GO Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,262
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,371
New York City, Ser F-1, GO Callable 02/01/2029 @ 100
5.000%, 08/01/2029	1,895	2,510
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	601
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,330
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,381
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,085
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,106
New York City, Water & Sewer System, RB Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,566
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,551
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,123
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,193
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	573
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,210

SEI Tax Exempt Trust / Annual Report / August 31, 2019	75

SCHEDULE OF INVESTMENTS

August 31, 2019

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	$1,000	$1,154
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,103
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2024	1,000	1,179
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,032
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	267
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,143
5.000%, 07/01/2024	1,000	1,194
5.000%, 07/01/2025	1,000	1,221
5.000%, 07/01/2027	2,570	3,281
5.000%, 07/01/2028	665	855
5.000%, 08/01/2028	1,500	1,922
New York State, Dormitory Authority, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2030	800	1,006
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,256
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	942
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,274
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2023	750	853
5.000%, 07/01/2023	2,250	2,592
5.000%, 03/15/2025	2,000	2,425
5.000%, 07/01/2025	1,500	1,836
5.000%, 07/01/2026	3,320	4,184
5.000%, 07/01/2028	1,500	2,001
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,627
New York State, Dormitory Authority, Ser A, RB Callable 10/01/2027 @ 100
5.000%, 10/01/2029	2,500	3,202

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	$2,400	$2,996
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,427
5.000%, 03/15/2026 (A)	5	6
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	519
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,921
New York State, Dormitory Authority, State University Project, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,169
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	1,015	1,032
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	1,000	1,264
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2024	1,445	1,711
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,291
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,108
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,105
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, Ser 2014A, RB
5.000%, 06/15/2024	1,500	1,781
New York State, Mortgage Agency, Ser 189, AMT, RB Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,630
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,275

76	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2030	$1,275	$1,461
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,077
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,453
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	634
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	608
5.000%, 05/01/2027	500	621
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	572
Sales Tax Asset Receivable, Ser A, RB Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,987
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,468
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,378
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,686
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,748
5.000%, 11/15/2024	2,000	2,407
Triborough, Bridge & Tunnel Authority, Ser A, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,414
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,330
Triborough, Bridge & Tunnel Authority, Ser B, RB Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,296
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,320
5.000%, 06/01/2025	750	889
Utility Debt Securitization Authority, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	831

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utility Debt Securitization Authority, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2025	$2,000	$2,291
Westchester County, Local Development, RB Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	313
5.000%, 07/01/2026	300	361
Westchester County, Ser B, GO Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	624
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,046

Total Municipal Bonds (Cost $185,135) ($ Thousands)		195,666

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	131,908	132

Total Cash Equivalent (Cost $132) ($ Thousands)		132

Total Investments in Securities — 99.1% (Cost $185,267) ($ Thousands)		$195,798

Percentages are based on Net Assets of $197,567 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

SEI Tax Exempt Trust / Annual Report / August 31, 2019	77

SCHEDULE OF INVESTMENTS

August 31, 2019

New York Municipal Bond Fund (Concluded)

The following is a list of the level of inputs as of August 31, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$195,666	$–	$195,666
Cash Equivalent	132	–	–	132

Total Investments in Securities	$132	$195,666	$–	$195,798

For the year ended August 31, 2019,there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019,there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the year ended August 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 216	$ 33,398	$ (33,482)	$ —	$ —	$ 132	131,908	$ 16	$ —

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

78	SEI Tax Exempt Trust / Annual Report / August 31, 2019

SCHEDULE OF INVESTMENTS

August 31, 2019

Pennsylvania Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.2%

Pennsylvania — 98.2%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	$1,500	$1,938
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	671
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,185
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,174
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,628
Allegheny County, Sanitation Authority, RB, AGM Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,045
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,191
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,231
Beaver County, Hospital Authority, RB Callable 05/15/2021 @ 100
5.000%, 05/15/2028	1,500	1,585
Berks County, Industrial Development Authority, Health Care Facilities, RB Callable 05/15/2025 @ 102
5.000%, 05/15/2033	525	604
Bethel Park, School District, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,250
Bucks County, GO
5.000%, 06/01/2026	1,250	1,569

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bucks County, Water & Sewer Authority, Ser A, RB, AGM Callable 12/01/2024 @ 100
5.000%, 12/01/2026	$315	$374
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,544
Capital Region, Water Revenue, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,141
Chester County, School Authority, RB Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,213
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,918
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,085
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	3,172
Dallastown Area, School District, GO Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,204
Daniel Boone Area, School District, GO Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,195
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	699
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	608
Delaware County, Cabrini University Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	604
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	764
5.000%, 11/01/2026	425	533
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,184
Delaware River, Joint Toll Bridge Commission, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,287
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,666
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,292

SEI Tax Exempt Trust / Annual Report / August 31, 2019	79

SCHEDULE OF INVESTMENTS

August 31, 2019

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Delaware Valley, Regional Finance Authority, Ser B, RB Callable 09/01/2021 @ 100
1.770%, 09/01/2048 (A)	$2,000	$2,003
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	777
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,188
Hempfield Area, School District, GO, AGM
5.000%, 03/15/2025	1,600	1,921
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,175
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	906
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,655
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	627
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,511
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,164
Mifflin County, School District, Ser A, GO, BAM Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,254
5.000%, 09/01/2026	690	823
5.000%, 09/01/2027	660	787
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,153
Monroeville, Finance Authority, RB Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,113
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	603
5.000%, 09/01/2028	1,500	1,908

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB Callable 11/15/2026 @ 100
5.000%, 11/15/2036	$750	$886
Montgomery County, Ser C, GO Callable 09/01/2029 @ 100
5.000%, 09/01/2030	500	671
Moon Area, School District, Ser A, GO Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,166
Mount Lebanon, Hospital Authority, RB
5.000%, 07/01/2027	400	504
Mount Lebanon, Hospital Authority, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	447
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	628
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,224
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (A)	1,000	1,025
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,013
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,233
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,179
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,376
5.000%, 08/15/2025	1,500	1,817
5.000%, 01/01/2026	5,000	6,105
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,429
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,231
Pennsylvania State, Higher Educational Facilities Authority, RB Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,878
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB
5.000%, 06/15/2026	1,500	1,848

80	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2023	$500	$547
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	1,008
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,097
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	521
5.000%, 11/01/2022	660	722
Pennsylvania State, Housing Finance Agency, AMT, RB Callable 10/01/2021 @ 100
3.350%, 10/01/2026	1,725	1,771
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,898
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,649
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,148
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,963
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	625
Pennsylvania State, Ser A, COP Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	508
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	576
Pennsylvania State, Turnpike Commission, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	631

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2027	$325	$408
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,100
Pennsylvania State, Turnpike Commission, Ser A-1, RB
5.000%, 12/01/2025	850	1,048
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	658
5.000%, 12/01/2025	600	739
Perkiomen Valley, School District, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,458
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,197
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	3,138
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,557
5.000%, 08/01/2027	1,705	2,142
Philadelphia, Gas Works Revenue Authority, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,200	2,643
Philadelphia, Gas Works Revenue Authority, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,449
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	956
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	566
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,228
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,203

SEI Tax Exempt Trust / Annual Report / August 31, 2019	81

SCHEDULE OF INVESTMENTS

August 31, 2019

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	$400	$510
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,350	1,676
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,137
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,245
5.000%, 08/01/2027	1,000	1,264
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	598
5.000%, 11/01/2027	1,800	2,316
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,265
Pittsburgh, GO
5.000%, 09/01/2027	415	529
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,188
Pittsburgh, Public Parking Authority, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,264
Pittsburgh, School District, GO, AGM Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,198
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,496
5.000%, 09/01/2029	750	992
Plum Boro, School District, Ser A, GO, BAM Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,139
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,146
Rose Tree Media, School District, Ser B, GO Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,609
Seneca Valley, School District, Ser C, GO Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,197
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,187
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	628
5.000%, 06/01/2025	500	602
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 03/01/2027	$1,000	$1,260
Southeastern Pennsylvania, Transportation Authority, RB Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	929
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	566
5.000%, 03/01/2024	1,000	1,170
State College Area, School District, GO
5.000%, 05/15/2028	280	364
State College Area, School District, GO Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	487
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	463
Swarthmore, Borough Authority, Swarthmore College Project, RB Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,541
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,247
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,152
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,135
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,055
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,178
5.000%, 08/15/2026	610	758
Westmoreland County, Municipal Authority, RB, BAM Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,208
Westmoreland County, Ser A, GO Callable 06/01/2023 @ 100
5.000%, 12/01/2023	700	795
Westmoreland County, Ser A, GO Pre-Refunded @ 100
5.000%, 06/01/2023 (B)	300	342
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,197

Total Municipal Bonds (Cost $166,954) ($ Thousands)		176,965

82	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	1,469,353	$1,469

Total Cash Equivalent (Cost $1,469) ($ Thousands)		1,469

Total Investments in Securities — 99.0% (Cost $168,423) ($ Thousands)		$178,434

Percentages are based on Net Assets of $180,227 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of August 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$176,965	$–	$176,965
Cash Equivalent	1,469	–	–	1,469

Total Investments in Securities	$1,469	$176,965	$–	$178,434

For the year ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 32,478	$ (31,009)	$ —	$ —	$ 1,469	1,469,353	$ 21	$ —

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	83

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 74.4%
Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$902
Jefferson County, Sewer Revenue Authority, Ser D, RB Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,572
Tuscaloosa County, Industrial Development Authority, Ser A, RB Callable 05/01/2029 @ 100
5.250%, 05/01/2044 (A)	4,500	5,196

		20,670

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (B)	200	10
Alaska State, Industrial Development & Export Authority, YKHC Project, RB Callable 12/01/2019 @ 100
3.500%, 12/01/2020	1,000	1,004

		1,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Arizona — 1.2%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2042	$2,500	$2,682
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (A)	1,090	1,203
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (A)	1,510	1,650
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	400	467
Maricopa County, Industrial Development Authority, Ser A, RB Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,817
Pima County, Industrial Development Authority, American Leadership Academy Project, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (A)	3,565	3,683
Pima County, Industrial Development Authority, RB Callable 07/01/2025 @ 100
5.250%, 07/01/2049	1,050	1,066
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 10/03/2019 @ 100
5.000%, 06/01/2037	265	264
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	518
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB Callable 10/01/2020 @ 100
4.000%, 10/01/2023 (A)	1,000	1,013

		15,363

California — 6.5%
Bay Area, Toll Authority, Ser S4, RB Pre-Refunded @ 100
5.250%, 04/01/2023 (C)	5,000	5,775

84	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California County, Tobacco Securitization Agency, RB Callable 09/18/2019 @ 17
9.058%, 06/01/2046 (D)	$12,000	$1,929
California County, Tobacco Securitization Agency, RB Callable 09/18/2019 @ 20
6.673%, 06/01/2046 (D)	10,000	1,993
California State, Community Housing Agency, Annadel Apartments, Ser A, RB Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (A)	1,000	1,123
California State, Community Housing Agency, Ser S, RB Callable 08/01/2029 @ 100
5.000%, 08/01/2049 (A)	500	567
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	6,208
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,009
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Pre-Refunded @ 100
7.750%, 04/01/2021 (A)(C)	1,360	1,493
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB Callable 11/01/2026 @ 100
5.000%,11/01/2046 (A)	1,000	1,145
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,312
California State, Pollution Control Financing Authority, AMT, RB Callable 12/01/2024 @ 105
7.500%, 12/01/2040 (A)	2,000	2,097
California State, Pollution Control Financing Authority, AMT, RB Callable 12/01/2029 @ 100
7.500%, 12/01/2039 (A)	1,700	1,657
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,722

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB Callable 07/01/2025 @ 100
4.300%, 07/01/2040	$1,500	$1,704
California State, School Finance Authority, Downtown Prep-Obligated Group, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,083
5.000%, 06/01/2051 (A)	1,000	1,079
California State, School Finance Authority, Public Schools Project, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (A)	1,000	1,130
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (E)	200	212
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,500	2,839
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB Callable 10/03/2019 @ 100
6.000%, 05/01/2037	7,500	7,549
Chino, Public Financing Authority, SAB Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,399
5.000%, 09/01/2030	1,000	1,087
5.000%, 09/01/2034	900	973
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,280
Imperial, Irrigation District, Electric System Revenue, Ser C, RB Pre-Refunded @ 100
5.000%, 11/01/2020 (C)	1,540	1,613
Long Beach, Towne Center Project, SAB Callable 04/01/2020 @ 100
5.400%, 10/01/2023	650	652
Morongo, Band of Mission Indians, Ser B, RB Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (A)	1,000	1,137
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	9,401
Palomar Pomerado, Health Care Authority, Ser D, COP Pre-Refunded @ 100
5.250%, 11/01/2020 (C)	470	486

SEI Tax Exempt Trust / Annual Report / August 31, 2019	85

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
11.382%, 08/01/2038 (D)	$5,410	$3,450
Roseville, West Park Community Facilities Authority, SAB Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,166
5.000%, 09/01/2031	1,000	1,162
5.000%, 09/01/2032	1,000	1,160
San Clemente, Special Tax Community, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,100	1,246
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,089
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,800
6.250%, 10/01/2040	1,000	1,198
Tobacco Securitization Authority of Northern California, Sub-Ser B, RB Callable 09/18/2019 @ 22
6.811%, 06/01/2045 (D)	11,000	2,460
Tobacco Securitization Authority of Northern California, Sub-Ser C, RB Callable 09/18/2019 @ 18
10.276%, 06/01/2045 (D)	23,685	2,961
Tobacco Securitization Authority of Southern California, RB Callable 09/18/2019 @ 19
6.731%, 06/01/2046 (D)	12,000	2,181
Tustin, Community Facilities District, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	854
Windsor, Unified School District, Election 2008, Ser D, GO
11.839%, 08/01/2035 (D)	1,800	1,209

		85,590

Colorado — 1.5%
Aviation Station North Metropolitan District No. 2, Ser A, GO Callable 09/01/2024 @ 103
5.000%, 12/01/2048	500	535
Brighton, Crossing Metropolitan District No. 4, Ser A, GO Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Broadway Station Metropolitan District No. 2, Ser A, GO Callable 06/01/2024 @ 103
5.125%, 12/01/2048	$500	$532
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,413
Colorado State, E-470 Public Highway Authority, Ser C, RB Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,601
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (A)	685	695
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022	500	540
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	846
Copperleaf, Metropolitan District No. 2, GO Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,051
Cornerstar, Metropolitan District, Ser A, GO
3.500%, 12/01/2021	500	509
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,209
Denver, Regional Transportation District, Denver Transportation Partners Project, RB Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	516
Dominion, Water & Sanitation District, RB Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,500	1,615
Hunters Overlook Metropolitan District No. 5, Ser A, GO Callable 09/01/2024 @ 103
5.000%, 12/01/2049	750	800
Prairie Center, Metropolitan District No. 3, Ser A, RB Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (A)	875	931
Serenity Ridge, Metropolitan District No. 2, Ser A, GO Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	588

86	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Solaris, Metropolitan District No. 3, Ser A, GO Callable 12/01/2021 @ 103
5.000%, 12/01/2046	$1,880	$1,977
Sterling Ranch, Community Authority Board, Sub-Ser B, RB Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,143
Village at Dry Creek Metropolitan District No. 2, GO Callable 09/01/2024 @ 103
4.375%, 12/01/2044	935	959
Whispering Pines, Metropolitan District No. 1, Ser A, GO Callable 12/01/2022 @ 103
5.000%, 12/01/2047	500	528

		19,545

Connecticut — 1.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,096
5.000%, 09/01/2053 (A)	1,500	1,638
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,274
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	468
Connecticut State, Special Tax Revenue State, Ser A, RB Callable 09/01/2026 @ 100
4.000%, 09/01/2036	5,000	5,567
New Haven, Ser A, GO
5.000%, 08/01/2026	580	692
5.000%, 08/01/2027	1,000	1,207

		15,942

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	450
4.625%, 09/01/2032	1,635	1,729

		2,179

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

District of Columbia — 0.4%
District of Columbia, Ser A, GO Callable 04/15/2029 @ 100
5.000%, 10/15/2044	$2,500	$3,161
District of Columbia, Ser B, RB, NATL Callable 09/12/2019 @ 100
5.980%, 08/01/2037 (F)	2,550	2,550

		5,711

Florida — 4.5%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	571
8.000%, 10/01/2042	1,000	1,138
Atlantic Beach, Fleet Landing Project, Ser B, RB Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,496
Broward County, Airport System Revenue, Ser Q1, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,207
Capital Trust Agency, Education Facilities Revenue, Pineapple Cove Classical Academy Project, RB Callable 01/01/2029 @ 100
5.125%, 07/01/2039 (A)	2,000	2,124
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB Callable 07/01/2027 @ 100
6.750%, 07/01/2037 (A)	1,585	1,697
Capital Trust Agency, H-Bay Ministries, RB Callable 07/01/2023 @ 103
5.000%, 07/01/2053	750	800
Capital Trust Agency, RB Callable 06/15/2026 @ 100
5.000%, 06/15/2049 (A)	1,000	1,056
Florida State, Development Finance, Surface Transportation Facility, AMT, RB Callable 01/01/2020 @ 104
6.250%, 01/01/2049 (A)(F)	5,590	5,359
Florida State, Development Finance, Surface Transportation Facility, AMT, RB Callable 01/01/2020 @ 105
6.500%, 01/01/2049 (A)(F)	13,220	12,592
6.375%, 01/01/2049 (A)(F)	13,580	12,986
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	400	417

SEI Tax Exempt Trust / Annual Report / August 31, 2019	87

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Developmental Finance Authority, Southwest Charter Foundation Project, Ser A, RB Callable 06/15/2027 @ 100
6.000%, 06/15/2037 (A)	$2,150	$2,298
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (A)	500	550
Florida State, Village Community Development District No. 10, SAB Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,020	2,304
Miami-Dade County, Special Obligation, RB Callable 10/01/2026 @ 82
4.221%, 10/01/2032 (D)	2,900	1,968
Miami-Dade County, Transit System, RB Callable 07/01/2028 @ 100
4.000%, 07/01/2045	3,000	3,384
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	995	1,061
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,131
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	720
4.000%, 05/15/2028	1,205	1,319
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Pre-Refunded @ 100
5.875%, 08/01/2020 (C)	500	521
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	377
4.500%, 05/01/2023	245	250
Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	1,000	1,025

		59,351

Georgia — 3.3%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2042	3,000	3,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB Callable 03/01/2027 @ 100
5.000%, 03/01/2047	$1,500	$1,674
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,415
Georgia State, Municipal Electric Authority, RB
6.637%, 04/01/2057	3,779	5,300
Houston County, Healthcare System, RB Callable 04/01/2024 @ 100
5.000%, 10/01/2031 (F)	13,000	14,484
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,432
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/2057	2,285	3,355
Municipal Electric Authority of Georgia, RB Callable 07/01/2028 @ 100
5.000%, 01/01/2059	7,500	8,592

		43,487

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB Pre-Refunded @ 100
5.750%, 07/01/2020 (C)	500	519

Idaho — 0.1%
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	820	855
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (A)	365	398

		1,253

Illinois — 8.2%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 10/03/2019 @ 100
5.700%, 05/01/2036	250	250
Chicago, Board of Education, GO, NATL
4.410%, 12/01/2023 (D)	545	493
Chicago, Board of Education, Ser A, GO Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,190
5.000%, 12/01/2034	1,400	1,618
5.000%, 12/01/2035	1,500	1,729

88	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser A, GO, NATL
2.911%, 12/01/2019 (D)	$500	$497
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,158
5.000%, 12/01/2027	500	586
Chicago, Board of Education, Ser D, GO Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	5,635
Chicago, Board of Education, Ser G, GO Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,424
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,987
Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/2029 @ 100
5.000%, 01/01/2053	10,000	12,226
Chicago, Project and Refunding, Ser 2005D, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,974
5.500%, 01/01/2037	2,440	2,754
Chicago, Project and Refunding, Ser A, GO Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	12,589
Chicago, River Point Plaza Redevelopment Project, COP Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (A)	2,000	2,038
Chicago, Sales Tax Revenue, Ser 2002, RB Pre-Refunded @ 100
5.000%, 01/01/2025 (C)	2,500	2,994
Chicago, Ser A, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2033	11,000	12,513
Cook County, Ser A, GO Callable 11/15/2020 @ 100
5.250%, 11/15/2033	1,500	1,565
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
6.250%, 12/01/2052	1,485	297
5.250%, 12/01/2052 (B)	4,190	1,257
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	216
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB Callable 02/15/2027 @ 100
5.000%, 02/15/2037	2,750	2,760

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	$1,000	$1,020
Illinois State, Finance Authority, Plymouth Place, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	537
Illinois State, Finance Authority, RB Callable 02/15/2027 @ 100
5.125%, 02/15/2045	1,750	1,743
Illinois State, GO Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,646
Illinois State, GO Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,419
Illinois State, Ser A, GO Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,758
Illinois State, Ser C, GO Callable 11/01/2027 @ 100
5.000%, 11/01/2029	3,000	3,496
Illinois State, Ser D, GO
5.000%, 11/01/2027	5,500	6,458
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,121
Illinois State, Sub-Ser D, RB Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	2,972
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
4.979%, 06/15/2045 (D)	7,500	3,209
Village of Hillside, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,446
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO
5.366%, 01/01/2033 (D)	100	65
5.165%, 01/01/2031 (D)	300	211
4.767%, 01/01/2029 (D)	400	304

		108,155

Indiana — 1.5%
Allen County, Storypoint Fort Wayne Project, RB Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (A)	1,500	1,656
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (A)	2,675	2,894

SEI Tax Exempt Trust / Annual Report / August 31, 2019	89

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2040	$375	$386
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,097
Indiana State, Finance Authority, Polyflow Project, AMT, RB Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (A)	12,200	12,601
Vigo County, Hospital Authority, Union Hospital Project, RB Pre-Refunded @ 100
7.500%, 09/01/2021 (C)	1,025	1,096

		19,730

Iowa — 0.3%
Iowa State, Finance Authority, CJ Bio America Project, RB Callable 09/03/2019 @ 100
1.710%, 04/01/2022 (F)(G)	400	400
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	256
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 10/03/2019 @ 100
1.238%, 05/15/2056	125	2
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (F)	648	698
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	872
Iowa State, Tobacco Settlement Authority, Ser B, RB Callable 10/03/2019 @ 100
5.600%, 06/01/2034	1,000	1,001

		3,229

Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	1,114
Wichita, Presbyterian Manor Project, Ser I, RB Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	552

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Unified Government, RB
6.813%, 09/01/2034 (A)(D)	$2,500	$1,032

		2,698

Kentucky — 0.3%
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Pre-Refunded @ 100
6.375%, 06/01/2020 (C)	500	519
Kentucky State, Economic Development Finance Authority, Ser S, RB Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	816
6.000%, 11/15/2036	1,700	1,386
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 10/03/2019 @ 100
5.625%, 09/01/2039	1,000	1,003

		3,724

Louisiana — 0.6%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB Callable 11/01/2027 @ 100
5.000%, 05/01/2045	3,500	4,249
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (A)	1,000	1,132
5.500%, 11/01/2039 (A)	1,000	1,083
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	793
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Pre-Refunded @ 100
6.500%, 05/15/2021 (C)	1,000	1,090

		8,347

Maine — 0.4%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB Callable 12/15/2026 @ 100
5.375%, 12/15/2033 (A)	2,000	2,140

90	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2046	$2,600	$2,937

		5,077

Maryland — 1.3%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,836
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	11,158
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,691

		17,685

Massachusetts — 1.5%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,903
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Pre-Refunded @ 100
7.000%, 07/01/2020 (C)	1,500	1,573
Massachusetts State, Development Finance Agency, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,911
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2028	260	263
Massachusetts State, GO Callable 05/01/2029 @ 100
5.000%, 05/01/2044	2,000	2,518
5.000%, 05/01/2047	8,500	10,673

		19,841

Michigan — 1.6%
Detroit, GO
5.000%, 04/01/2026	1,000	1,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB Callable 10/03/2019 @ 100
5.000%, 11/01/2036	$300	$300
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,872
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,450
Michigan State, Finance Authority, Local Government Loan Program, RB Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,315
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 10/03/2019 @ 100
6.500%, 09/01/2037 (A)	750	580
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB Callable 06/01/2033 @ 11
15.002%, 06/01/2058 (D)	145,250	4,620

		21,272

Minnesota — 0.5%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	995	1,037
Minneapolis, Education Authority, Twin Cities International School, RB Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (A)	750	793
Shakopee, Senior Housing Revenue, RB Callable 05/01/2025 @ 100
5.850%, 11/01/2058 (A)(F)	500	537
St. Cloud, Health Care Revenue, RB Callable 05/01/2029 @ 100
4.000%, 05/01/2049	4,000	4,482
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	284

		7,133

Missouri — 0.4%
Lees Summit, Industrial Development Authority, John Knox Village Project, RB Callable 08/15/2025 @ 103
5.000%, 08/15/2042	1,000	1,127

SEI Tax Exempt Trust / Annual Report / August 31, 2019	91

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	$605	$615
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	251
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,465	2,803

		4,796

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,617

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,464
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,382

		7,846

Nevada — 0.8%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (A)	2,500	2,733
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (A)	3,000	3,479
Nevada State, Department of Business & Industry, Somerset Academy Project, Ser A, RB Callable 12/15/2025 @ 100
4.500%, 12/15/2029 (A)	750	812
Reno, Sub-Ser D, RB Callable 07/01/2028 @ 14
7.460%, 07/01/2058 (A)(D)	10,000	941

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Reno, TRAN Callable 07/01/2038 @ 31
6.351%, 07/01/2058 (A)(D)	$22,000	$3,185

		11,150

New Jersey — 1.8%
New Jersey State, Economic Development Authority, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,170
New Jersey State, Economic Development Authority, Ser A, RB
6.000%, 05/15/2028 (B)	55	1
New Jersey State, Economic Development Authority, Sub-Ser A, RB Callable 07/01/2027 @ 100
3.125%, 07/01/2029	725	737
New Jersey State, Economic Development Authority, University Heights Charter School Project, RB
4.700%, 09/01/2028 (A)	325	345
New Jersey State, Economic Development Authority, University Heights Charter School Project, RB Callable 09/01/2028 @ 100
5.625%, 09/01/2038 (A)	400	441
5.375%, 09/01/2033 (A)	300	331
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,349
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,687
New Jersey State, Tobacco Settlement Financing, Ser A, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2046	5,000	5,735
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,420
New Jersey State, Turnpike Authority, Ser B, RB Callable 01/01/2028 @ 100
4.000%, 01/01/2035	3,900	4,507
South Jersey, Port Authority, Marine Terminal Project, Ser R, AMT, RB
4.000%, 01/01/2021	550	563

92	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Jersey, Transportation Authority, Ser A, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2039	$2,500	$2,829

		23,115

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,071

New York — 5.7%
Build NYC Resource, NYU Law School Project, RB Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,696
Hempstead Town, Local Development, Academy Christian School Project, RB Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,153
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,059
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.528%, 03/01/2026 (F)	425	444
2.518%, 03/01/2025 (F)	400	417
New York Counties, Tobacco Trust IV, Ser E, RB Callable 09/18/2019 @ 11
15.654%, 06/01/2055 (D)	57,000	3,147
New York Counties, Tobacco Trust V, RB Callable 09/18/2019 @ 9
8.507%, 06/01/2055 (D)	15,000	1,177
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB Pre-Refunded @ 100
6.000%, 07/01/2020 (C)	500	521
New York State, Dormitory Authority, Pace University Project, Ser A, RB Pre-Refunded @ 100
5.000%, 05/01/2023 (C)	10	11
New York State, Dormitory Authority, Ser A, RB Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	9,096
New York State, Dormitory Authority, Ser E-BID, RB Callable 09/15/2028 @ 100
5.000%, 03/15/2048	5,000	6,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, Bank of America Tower Project, RB Pre-Refunded @ 100
6.375%, 01/15/2020 (C)	$1,000	$1,020
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,449
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,396
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,522
5.000%, 11/15/2044 (A)	9,750	10,820
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,458
New York State, Transportation Development Authority, LaGuardia Delta Airlines Project, AMT, RB Callable 01/01/2028 @ 100
4.000%, 01/01/2036	4,000	4,422
New York State, Urban Development, RB Callable 09/15/2028 @ 100
5.000%, 03/15/2041	5,000	6,270
TSASC, Tobacco Settlement Bond, Ser A, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,910
TSASC, Tobacco Settlement Bond, Ser B, RB Callable 06/01/2027 @ 100
5.000%, 06/01/2048	3,000	2,967
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	1,032
5.250%, 09/15/2053	2,500	2,571

		75,740

North Carolina — 0.2%
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,350

SEI Tax Exempt Trust / Annual Report / August 31, 2019	93

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	$465	$502
5.000%, 09/01/2023	610	671
North Carolina State, Medical Care Commission, United Church Homes and Services, RB Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	522

		3,045

Ohio — 4.9%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 09/18/2019 @100
6.500%, 06/01/2047	5,765	5,909
5.875%, 06/01/2047	6,375	6,407
5.750%, 06/01/2034	655	656
5.375%, 06/01/2024	2,835	2,835
5.125%, 06/01/2024	27,860	27,861
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser B, RB Callable 09/18/2019 @14
17.015%, 06/01/2047 (D)	23,605	1,362
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser C, RB Callable 09/18/2019 @ 9
21.004%, 06/01/2052 (D)	32,000	1,369
Butler County, Hospital Facilities Authority, UC Health Project, RB Pre-Refunded @ 100
5.500%, 11/01/2020 (C)	500	526
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB Callable 12/01/2028 @ 100
5.500%, 12/01/2043	940	1,109
5.000%, 12/01/2033	2,460	2,883
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,461
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (A)	1,750	1,834
Montgomery County, Trousdale Foundation Properties Project, RB Callable 04/01/2028 @ 100
6.000%, 04/01/2038 (A)	1,615	1,814

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, Ohio Valley Electric, Ser E, RB
5.625%, 10/01/2019	$1,130	$1,132
Ohio State, Air Quality Development Authority, RB
3.250%, 09/01/2029	2,510	2,603
Portage County, Port Authority, Northeast Ohio Medical University Project, RB Callable 06/01/2022 @100
5.000%, 12/01/2026	1,500	1,611

		65,372

Oklahoma — 0.3%
Comanche County, Hospital Authority, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,685
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB Callable 08/15/2028 @ 100
5.500%, 08/15/2057	500	608
Oklahoma State, Turnpike Authority, Ser A, RB Callable 01/01/2027 @100
4.000%, 01/01/2048	2,000	2,217
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (B)	2,163	22
6.875%, 11/01/2046 (B)	1,081	11
6.625%, 11/01/2036 (B)	522	5

		4,548

Oregon — 0.8%
Clackamas County, Hospital Facility Authority, Mary’s Woods at Maryhusrt, RB Callable 05/15/2020 @ 100
3.200%, 05/15/2025	770	775
Clackamas County, Hospital Facility Authority, Senior Living Williamette Village, RB Callable 11/15/2025 @ 102
5.000%, 11/15/2047	1,500	1,723
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB Callable 04/01/2028 @ 100
6.500%, 04/01/2031 (A)	6,100	5,786
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Pre-Refunded @ 100
6.375%, 09/01/2020 (A)(C)	150	158

94	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon State, Ser A, GO Callable 05/01/2029 @ 100
5.000%, 05/01/2044	$2,000	$2,542

		10,984

Pennsylvania — 2.1%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	349
Blythe Township, Solid Waste Authority, AMT, RB Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,592
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	289
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,533
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,033
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	565
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,098
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,192
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,477
Pennsylvania State, Economic Development Financing Authority, AMT, RB Callable 06/01/2026 @ 103
5.750%, 06/01/2036 (A)	1,250	1,343
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB Pre-Refunded @ 100
6.000%, 07/01/2020 (C)	250	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB Callable 07/01/2022 @ 100
5.625%, 07/01/2036	$1,975	$2,157
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,027
Philadelphia, Industrial Development Authority, University Arts, RB
5.000%, 03/15/2020 (A)	1,145	1,157
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (A)	2,000	2,145
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,101
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (A)	2,800	3,225
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	705	717
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	545	552

		27,812

Puerto Rico — 5.4%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGC Callable 10/03/2019 @ 100
5.125%, 07/01/2047	2,300	2,363
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior A, RB
6.200%, 07/01/2039 (B)	2,000	945
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior B, RB
6.300%, 07/01/2038 (B)	1,000	472
Puerto Rico Commonwealth, Ser A, GO
5.125%, 07/01/2028 (B)	560	407
Puerto Rico Commonwealth, Ser A, GO
8.000%, 07/01/2035 (B)	5,800	3,212
Puerto Rico Commonwealth, Ser A, GO
6.500%, 07/01/2040 (B)	2,860	1,981

SEI Tax Exempt Trust / Annual Report / August 31, 2019	95

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
5.250%, 07/01/2021 (B)	$3,605	$2,884
Puerto Rico, Electric Power Authority, Ser A-RSA-1, RB
5.000%, 07/01/2029 (B)	5,920	4,721
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
5.250%, 07/01/2027 (B)	5,250	4,200
Puerto Rico, Electric Power Authority, Ser DDD-RSA-1, RB
5.000%, 07/01/2021 (B)	2,000	1,600
Puerto Rico, Electric Power Authority, Ser TT-RSA-1, RB
5.000%, 07/01/2032 (B)	3,515	2,803
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM Callable 10/03/2019 @ 100
2.074%, 07/01/2029 (F)	9,040	8,927
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (B)	1,380	1,111
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (B)	1,265	999
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, RB
0.485%, 08/01/2044 (D)	1,200	870
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB Callable 07/01/2028 @ 41
6.166%, 07/01/2046 (D)	27,200	7,270
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB Callable 07/01/2028 @ 100
5.000%, 07/01/2058	14,180	14,785
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB Callable 07/01/2028 @ 100
4.750%, 07/01/2053	11,879	12,180

		71,730

Rhode Island — 0.1%
Providence, Redevelopment Agency, Ser A, RB Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

South Carolina — 1.2%
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (A)	$1,000	$1,072
5.250%, 02/01/2027 (A)	1,000	1,039
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,782
South Carolina State, Public Service Authority, Ser A, RB Callable 06/01/2024 @ 100
5.000%, 12/01/2049	2,990	3,358
South Carolina State, Public Service Authority, Ser C, RB
5.784%, 12/01/2041	5,059	6,989

		16,240

Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,132
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (A)	2,000	2,087
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB Pre-Refunded @ 100
6.000%, 07/01/2020 (C)	500	520
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	783
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	546
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,866
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,840

		13,774

96	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Texas — 6.7%
Austin, Convention Enterprises, Convention Center Hotel, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2032	$300	$352
5.000%, 01/01/2034	300	349
Brazoria County, Industrial Development, AMT, RB Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	9,770	10,445
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB Pre-Refunded @ 100
6.000%, 01/01/2021 (C)	1,000	1,063
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB Pre-Refunded @ 100
5.500%, 08/15/2021 (C)	1,000	1,082
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB Pre-Refunded @ 100
6.125%, 12/01/2020 (C)	500	530
Clifton, Higher Education Finance, Ser D, RB Callable 08/15/2025 @ 100
6.125%, 08/15/2048	2,000	2,252
6.000%, 08/15/2038	1,500	1,692
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,867
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,937
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,239
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB Pre-Refunded @ 100
6.500%, 05/15/2021 (C)	805	875
Lewisville, SAB Callable 09/01/2021 @ 100
5.500%, 09/01/2039 (A)	1,000	1,013
Lewisville, SAB Callable 09/01/2022 @ 103
6.000%, 09/01/2037 (A)	1,000	1,061

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB Callable 07/01/2026 @ 100
5.500%, 07/01/2046	$1,250	$1,316
5.000%, 07/01/2031	250	264
New Hope, Cultural Education Facilities, Edgemere Project, RB Callable 01/01/2024 @ 103
5.000%, 01/01/2047	2,000	2,187
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	157
5.000%, 06/15/2038	375	389
4.250%, 06/15/2028	150	155
North Texas, Tollway Authority, Ser A, RB Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,040
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,894
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,866
Port Beaumont, Navigation District, Jefferson Energy Project, AMT, RB
7.250%, 02/01/2036 (A)(F)	17,750	18,062
Port Isabel, GO Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (A)	1,000	1,098
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB Callable 09/03/2019 @ 100
1.390%, 04/01/2040 (F)	1,000	1,000
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	531
5.125%, 01/01/2041	500	520
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Pre-Refunded @ 100
6.700%, 08/15/2020 (C)	500	526
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	772
Texas State, TRAN
4.000%, 08/27/2020	9,000	9,249
Texas State, Water Development Board, RB Callable 10/15/2028 @ 100
5.000%, 04/15/2049	1,000	1,245

SEI Tax Exempt Trust / Annual Report / August 31, 2019	97

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wise County, Parker County Junior College District Project, Ser 2011, RB Callable 08/15/2021 @ 100
8.000%, 08/15/2034	$1,000	$1,085
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (A)	2,500	2,389

		88,502

Utah — 0.1%
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	700	744

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	780
Vermont State, Student Assistance, Ser A, AMT, RB Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	656

		1,436

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	1,220	1,217

Virginia — 0.6%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,031
Hanover County, Economic Development Authority, Covenant Woods Project, RB Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	412
Henrico County, Economic Development Authority, Ser A, RB Callable 06/01/2025 @ 103
5.000%, 06/01/2044	1,000	1,119
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 10/03/2019 @ 100
2.000%, 10/01/2048	40	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 06/01/2023 @ 100
6.000%, 06/01/2043	$2,245	$2,256
Lewistown Commerce Center, Community Development Authority, RB Callable 03/01/2024 @ 103
6.050%, 03/01/2044	110	106
Lewistown Commerce Center, Community Development Authority, Ser C, RB Callable 10/03/2019 @ 100
6.050%, 03/01/2054	118	22
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (A)(F)	500	536
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,899

		8,384

Washington — 1.4%
Kalispel, Tribe of Indians, Ser A, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (A)	1,000	1,128
Kalispel, Tribe of Indians, Ser B, RB Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (A)	220	248
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,191
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,567
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Pre-Refunded @ 100
5.500%, 12/01/2020 (C)	1,500	1,582
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	345	354
Washington State, Housing Finance Commission, Judson Park Project, RB Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	250
4.000%, 07/01/2028 (A)	400	427

98	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Ser A, GO Callable 08/01/2027 @ 100
5.000%, 08/01/2041	$3,500	$4,307
Washington State, Tobacco Settlement Authority, RB Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,289
Washington State, Tobacco Settlement Authority, RB Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,719

		19,062

West Virginia — 0.3%
Tobacco Settlement, Finance Authority, Ser B, RB Callable 09/18/2019 @ 10
18.495%, 06/01/2047 (D)	67,000	4,385

Wisconsin — 2.5%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,050
Wisconsin State, Health & Educational Facilities Authority, RB Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,649
5.000%, 08/01/2028	1,230	1,357
Wisconsin State, Irving Convention Center Hotel Project, RB Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (A)	3,250	4,114
Wisconsin State, Northwest Nazarene University Project, RB Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	1,055
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (A)	1,750	1,817
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,739
5.000%, 03/01/2048	1,500	1,621
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,321

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (A)	$3,500	$4,003
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (A)	1,750	1,963
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	1,750	1,878
6.250%, 01/01/2038 (A)	1,120	1,206
6.125%, 01/01/2033 (A)	2,200	2,381
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (A)	3,500	4,090

		33,244

Total Municipal Bonds (Cost $908,627) ($ Thousands)		985,602

CORPORATE OBLIGATIONS — 12.6%

Consumer Discretionary — 0.0%
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2168	500	465

Financials — 12.4%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/15/2167 (A)	6,900	7,624
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 06/14/2168 (A)	5,200	6,039
Banco Mercantil del Norte
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2167 (A)	600	600
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 04/23/2168	2,900	3,248
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 09/10/2167	2,300	2,596
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 03/05/2168	5,000	5,450

SEI Tax Exempt Trust / Annual Report / August 31, 2019	99

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/20/2167	$1,000	$1,020
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 03/20/2168	7,500	7,537
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%, 09/15/2167	1,500	1,560
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 12/15/2167	1,000	1,021
BB&T
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%, 03/01/2168	7,000	7,053
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Yr Curr+6.314%, 09/30/2167 (A)	1,900	2,009
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 06/25/2037	2,300	2,548
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/25/2167 (A)	4,700	5,205
Capital One Financial
5.550%, VAR ICE LIBOR USD 3 Month+3.800%, 12/01/2167	1,000	1,011
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 08/01/2168	7,325	8,021
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 02/15/2168	3,800	4,256
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 05/15/2168	3,000	3,086
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049	1,000	1,050
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/2168	2,500	2,613
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 10/06/2167	5,000	5,037
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 10/01/2167	500	538
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (A)	4,200	4,225
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 04/13/2168	400	402
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 06/11/2168 (A)	2,000	2,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%, 02/21/2099 (A)	$800	$827
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/18/2167 (A)	2,500	2,638
Depository Trust & Clearing
4.875%, VAR ICE LIBOR USD 3 Month+3.167%, 12/15/2167 (A)	2,250	2,267
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%, 02/10/2168	1,000	1,047
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 11/10/2167	1,000	1,010
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/01/2167	8,000	8,382
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 11/22/2167	1,500	1,504
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%, 10/16/2167	3,500	3,646
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 08/01/2168	3,900	4,344
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 02/01/2168	1,800	1,917
5.736%, VAR ICE LIBOR USD 3 Month+3.470%, 10/30/2167	1,505	1,513
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 11/01/2167	1,200	1,216
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/15/2167	3,000	3,067
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (A)	7,500	7,865
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2168	1,000	1,049
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 05/01/2168	500	524
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/15/2167	2,500	2,532
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%, 03/23/2168 (A)	5,000	5,156
5.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.563%, 03/23/2168	2,600	2,603
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 04/01/2168	1,000	1,012

100	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 02/01/2168	$2,000	$2,154
Progressive
5.375%, VAR ICE LIBOR USD 3 Month+2.539%, 09/15/2167	5,200	5,369
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 09/30/2167	200	213
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 09/30/2167	700	711
4.650%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168	4,300	4,012
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 03/29/2168 (A)	1,800	2,011
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 01/30/2168 (A)	4,500	5,074
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2168 (A)	600	636
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2168	3,411	3,762

		164,017

Utilities — 0.2%
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 06/15/2168	2,500	2,487

Total Corporate Obligations (Cost $162,283) ($ Thousands)		166,969

	Shares

PREFERRED STOCK — 7.3%

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%*(A)	31,000	3,100

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	5,032	141

Financials — 6.7%
Allstate
6.625%	100,359	2,551
6.250%	22,789	586

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
5.625%	82,950	$2,109
Arch Capital Group
5.450%	13,693	347
Axis Capital Holdings
5.500%	73,743	1,850
Banco Santander
4.000%, VAR ICE LIBOR USD 3 Month+0.520%	9,299	211
Bank of America
6.625%	2,190	55
6.200%	30,000	786
Bank of New York Mellon
5.200%	29,846	767
BB&T
5.625%	93,597	2,410
5.200%	5,717	144
Capital One Financial
6.700%	27,109	689
6.250%	99,774	2,528
Charles Schwab
6.000%	101,415	2,712
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,395
CoBank
6.250%, VAR ICE LIBOR USD 3 Month+4.557%	20,000	2,115
6.125%	20,000	2,020
Cullen
5.375%	23,242	603
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,252
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	66
6.300%	8,311	222
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	9,175
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	945
Huntington Bancshares
6.250%	120,000	3,173
5.875%	20,322	548
ING Groep
6.125%	24,368	633
JPMorgan Chase
6.125%	29,449	757
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	113
MetLife
5.625%	29,780	795

SEI Tax Exempt Trust / Annual Report / August 31, 2019	101

SCHEDULE OF INVESTMENTS

August 31, 2019

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	115,042	$3,276
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,504
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,522
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	3,058
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	33,461	927
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,610	2,187
Prudential PLC
6.750%	47,846	1,268
6.500%	10,614	281
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%	2,600	72
5.700%, VAR ICE LIBOR USD 3 Month+3.148%	16,000	438
RenaissanceRe Holdings
5.375%	88,684	2,217
State Street
6.000%	32,900	831
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	3,052
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	5,824	154
5.250%	70,413	1,767
Sterling Bancorp
6.500%	45,339	1,264
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,537
5.150%*	50,682	1,287
3.500%, VAR ICE LIBOR USD 3 Month+1.020%	16,800	770
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	84,000	2,436
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	105,000	2,873
Webster Financial
5.250%	42,731	1,131
Wells Fargo
7.500%*	2,068	3,001

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	$1,596
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	3,168
5.625%	5,000	132

		88,306

Utilities — 0.4%
Alabama Power
5.000%	9,000	242
Duke Energy
5.750%	6,000	167
Interstate Power & Light
5.100%	118,751	3,044
NSTAR Electric
4.780%	10,708	1,085
Washington Gas Light
4.800%*	4,172	421

		4,959

Total Preferred Stock
(Cost $88,159) ($ Thousands)		96,506

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bills
2.097%, 09/03/2019 (D)	$22,800	22,800
2.056%, 09/24/2019 (D)	11,000	10,987
2.021%, 10/08/2019 (D)	17,000	16,967
2.015%, 09/17/2019 (D)	2,600	2,598
1.980%, 11/07/2019 (D)	4,200	4,185
1.948%, 11/21/2019 (D)	6,000	5,974
1.852%, 11/14/2019 (D)	2,200	2,192

Total U.S. Treasury Obligations (Cost $65,673) ($ Thousands)		65,703

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	4,815,724	4,816

Total Cash Equivalent (Cost $4,816) ($ Thousands)		4,816

Total Investments in Securities — 99.7% (Cost $1,229,558) ($ Thousands)		$1,319,596

102	SEI Tax Exempt Trust / Annual Report / August 31, 2019

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)

U.S. Long Treasury Bond	(59)	Dec-2019	$(9,694)	$(9,750)	$(56)

Percentages are based on Net Assets of $1,323,854 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $267,536 ($ Thousands), representing 20.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

TA — Tax Allocation

TRAN — Tax Revenue Anticipation Note

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$985,602	$–	$985,602
Corporate Obligations	–	166,969	–	166,969
Preferred Stock	96,506	–	–	96,506
U.S. Treasury Obligations	–	65,703	–	65,703
Cash Equivalent	4,816	–	–	4,816

Total Investments in Securities	$101,322	$1,218,274	$–	$1,319,596

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(56)	–	–	(56)

Total Other Financial Instruments	$(56)	$–	$–	$(56)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$8,057	$55,305	$(58,546)	$—	$—	$4,816	4,815,724	$114	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	103

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2019

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Assets:
Investments, at value †	$ 2,120,726	$ 1,330,506
Affiliated investment, at value ††	1,421	—
Cash and cash equivalents	3,322	420
Dividends and interest receivable	22,603	8,845
Receivable for investment securities sold	5,100	5,650
Receivable for fund shares sold	1,943	3,018
Cash pledged as collateral for futures contracts	—	—
Prepaid expenses	22	14
Total Assets	2,155,137	1,348,453
Liabilities:
Payable for investment securities purchased	12,797	37,737
Payable for fund shares redeemed	2,045	1,304
Investment advisory fees payable	598	363
Income distribution payable	465	222
Shareholder servicing fees payable	418	262
Administration fees payable	336	302
Chief Compliance Officer fees payable	2	1
Trustees’ fees payable	2	1
Accrued expense payable	250	153
Total Liabilities	16,913	40,345
Net Assets	$ 2,138,224	$ 1,308,108
† Cost of investments	$ 1,987,600	$ 1,322,054
†† Cost of Affiliated investment	1,421	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$ 2,002,071	$ 1,303,813
Total distributable earnings	136,153	4,295
Net Assets	$ 2,138,224	$ 1,308,108
Net Asset Value, Offering and Redemption Price Per Share — Class F	$12.10	$10.08
	($1,973,700,746 ÷	($1,246,219,635 ÷
	163,109,693 shares)	123,603,010 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.11	$10.08
	($164,523,364 ÷	($61,888,615 ÷
	13,585,576 shares)	6,140,425 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

104	SEI Tax Exempt Trust / Annual Report / August 31, 2019

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 357,893	$ 79,298	$ 121,280	$ 195,666	$ 176,965	$ 1,314,780
3,611	1,368	595	132	1,469	4,816
—	20	20	20	20	623
3,927	721	1,172	1,984	1,988	14,518
—	—	—	—	—	703
61	—	2	1	15	626
—	—	—	—	—	171
4	1	1	2	2	13
365,496	81,408	123,070	197,805	180,459	1,336,250

3,799	1,254	—	—	—	9,934
263	36	103	48	88	677
73	22	24	56	41	529
59	16	17	46	29	599
43	10	16	38	23	245
60	14	21	34	30	251
—	—	—	—	—	1
—	—	—	—	—	1
43	11	14	16	21	159
4,340	1,363	195	238	232	12,396
$ 361,156	$ 80,045	$ 122,875	$ 197,567	$ 180,227	$ 1,323,854
$ 338,512	$ 74,967	$ 114,952	$ 185,135	$ 166,954	$ 1,224,742
3,611	1,368	595	132	1,469	4,816

$ 340,724	$ 75,479	$ 116,418	$ 186,644	$ 169,693	$ 1,217,233
20,432	4,566	6,457	10,923	10,534	106,621
$ 361,156	$ 80,045	$ 122,875	$ 197,567	$ 180,227	$ 1,323,854
$11.14	$10.96	$10.75	$11.10	$11.21	$10.62
($337,406,534 ÷	($78,983,952 ÷	($121,755,871 ÷	($178,636,830 ÷	($179,432,298 ÷	($1,172,232,553 ÷
30,280,104 shares)	7,203,672 shares)	11,326,148 shares)	16,097,023 shares)	16,008,368 shares)	110,400,667 shares)
$11.14	$10.95	$10.75	$11.08	$11.21	$10.61
($23,749,114 ÷	($1,060,647 ÷	($1,118,793 ÷	($18,929,842 ÷	($795,050 ÷	($151,621,358 ÷
2,132,508 shares)	96,904 shares)	104,088 shares)	1,708,350 shares)	70,936 shares)	14,292,314 shares)

SEI Tax Exempt Trust / Annual Report / August 31, 2019	105

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended August 31, 2019

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$ 63,232	$ 25,566
Dividend income	—	—
Income from Affiliated Investments*	61	—
Total Investment Income	63,293	25,566
Expenses:
Investment advisory fees	6,791	4,310
Shareholder servicing fees - Class F	4,818	3,120
Administration fees	3,977	2,612
Trustees’ fees	36	23
Chief Compliance Officer fees	11	7
Pricing fees	154	97
Printing fees	144	88
Professional fees	105	64
Custodian/Wire Agent fees	56	35
Registration fees	50	34
Other expenses	52	33
Total Expenses	16,194	10,423
Less, waiver of:
Investment advisory fees	(2,878)	(1,768)
Administration fees	(644)	(550)
Shareholder servicing fees - Class F	—	—
Net Expenses	12,672	8,105
Net Investment Income	50,621	17,461
Net Realized Gain/(Loss) on:
Investments	3,427	(271)
Futures contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	105,467	11,072
Futures contracts	—	—
Net Increase in Net Assets Resulting from Operations	$ 159,515	$ 28,262

Amounts designated as “—” are $0 or have been rounded to $0.

* See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

106	SEI Tax Exempt Trust / Annual Report / August 31, 2019

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 8,291	$ 1,756	$ 3,149	$ 4,665	$ 4,362	$ 58,395
—	—	—	—	—	5,816
40	14	39	16	21	114
8,331	1,770	3,188	4,681	4,383	64,325

1,179	257	407	655	615	6,310
835	192	307	450	437	2,842
714	156	247	397	351	3,786
6	1	2	3	3	22
2	—	1	1	1	7
27	6	9	15	13	94
23	4	7	12	11	88
18	4	6	10	9	65
10	3	3	5	5	38
9	2	3	5	4	31
9	3	3	5	5	32
2,832	628	995	1,558	1,454	13,315

(334)	(55)	(126)	(202)	(147)	(1,708)
(50)	(5)	(6)	(10)	(23)	(1,021)
(334)	(77)	(123)	(180)	(175)	(23)
2,114	491	740	1,166	1,109	10,563
6,217	1,279	2,448	3,515	3,274	53,762

1,060	233	158	431	558	17,755
—	—	—	—	—	(812)

17,462	4,579	5,714	10,196	10,491	27,019
—	—	—	—	—	(56)
$ 24,739	$ 6,091	$ 8,320	$ 14,142	$ 14,323	$ 97,668

SEI Tax Exempt Trust / Annual Report / August 31, 2019	107

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund

	9/1/2018 to 8/31/2019	9/1/2017 to 8/31/2018	9/1/2018 to 8/31/2019	9/1/2017 to 8/31/2018
Operations:
Net investment income	$50,621	$49,676	$17,461	$12,748
Net realized gain/(loss) on investments	3,427	2,240	(271)	(2,771)
Net change in unrealized appreciation/(depreciation) on investments	105,467	(53,248)	11,072	(3,381)
Net Increase/(Decrease) in Net Assets Resulting from Operations	159,515	(1,332)	28,262	6,596
Distributions:(1)
Class F	(48,397)	(47,356)	(16,605)	(12,183)
Class Y	(3,551)	(2,251)	(926)	(432)
Total Distributions	(51,948)	(49,607)	(17,531)	(12,615)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	342,192	459,096	292,699	331,201
Reinvestment of dividends & distributions	43,302	42,288	14,139	10,304
Cost of shares redeemed	(502,093)	(296,550)	(371,822)	(359,975)
Net Increase/(Decrease) from Class F Transactions	(116,599)	204,834	(64,984)	(18,470)
Class Y:
Proceeds from shares issued	111,282	19,823	50,345	7,157
Reinvestment of dividends & distributions	3,015	1,845	744	364
Cost of shares redeemed	(36,213)	(21,922)	(28,033)	(6,219)
Net Increase/(Decrease) from Class Y Transactions	78,084	(254)	23,056	1,302
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(38,515)	204,580	(41,928)	(17,168)
Net Increase/(Decrease) in Net Assets	69,052	153,641	(31,197)	(23,187)
Net Assets:
Beginning of year	2,069,172	1,915,531	1,339,305	1,362,492
End of year(3)	$2,138,224	$2,069,172	$1,308,108	$1,339,305

(1) Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10).

(2) See Note 8 in the Notes to Financial Statements.

(3) Includes undistributed/(distributions in excess of) net investment income of $(7), $205, $44, $4, $3 and $10, respectively, for the year ended August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

108	SEI Tax Exempt Trust / Annual Report / August 31, 2019

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund

9/1/2018 to 8/31/2019	9/1/2017 to 8/31/2018	9/1/2018 to 8/31/2019	9/1/2017 to 8/31/2018	9/1/2018 to 8/31/2019	9/1/2017 to 8/31/2018	9/1/2018 to 8/31/2019	9/1/2017 to 8/31/2018

$ 6,217	$ 6,240	$ 1,279	$ 1,272	$ 2,448	$ 2,380	$ 3,515	$ 3,581
1,060	785	233	230	158	20	431	283
17,462	(11,543)	4,579	(3,041)	5,714	(2,984)	10,196	(7,136)
24,739	(4,518)	6,091	(1,539)	8,320	(584)	14,142	(3,272)

(6,524)	(6,608)	(1,390)	(1,544)	(2,437)	(2,615)	(3,385)	(3,608)
(493)	(475)	(20)	(21)	(14)	(8)	(374)	(372)
(7,017)	(7,083)	(1,410)	(1,565)	(2,451)	(2,623)	(3,759)	(3,980)

45,597	74,412	9,728	16,300	23,804	24,419	20,310	32,452
5,798	5,814	1,201	1,349	2,242	2,406	3,020	3,257
(66,199)	(65,146)	(12,866)	(11,489)	(31,595)	(22,210)	(38,253)	(24,766)
(14,804)	15,080	(1,937)	6,160	(5,549)	4,615	(14,923)	10,943

2,168	3,734	2	207	853	51	1,643	2,675
467	456	12	16	13	7	225	236
(3,379)	(1,665)	(42)	(58)	(108)	(18)	(1,848)	(1,116)
(744)	2,525	(28)	165	758	40	20	1,795
(15,548)	17,605	(1,965)	6,325	(4,791)	4,655	(14,903)	12,738
2,174	6,004	2,716	3,221	1,078	1,448	(4,520)	5,486

358,982	352,978	77,329	74,108	121,797	120,349	202,087	196,601
$ 361,156	$ 358,982	$ 80,045	$ 77,329	$ 122,875	$ 121,797	$ 197,567	$ 202,087

SEI Tax Exempt Trust / Annual Report / August 31, 2019	109

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

	9/1/2018 to 8/31/2019	9/1/2017 to 8/31/2018	9/1/2018 to 8/31/2019	9/1/2017 to 8/31/2018
Operations:
Net investment income	$3,274	$3,078	$53,772	$50,917
Net realized gain on investments, futures contracts and swap contracts	558	225	16,933	4,550
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts	10,491	(5,655)	26,963	(21,840)
Net Increase/(Decrease) in Net Assets Resulting from Operations	14,323	(2,352)	97,668	33,627
Distributions:(1)
Class F	(3,353)	(3,062)	(53,985)	(52,179)
Class Y	(15)	(11)	(6,196)	(4,176)
Total Distributions	(3,368)	(3,073)	(60,181)	(56,355)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	23,486	40,510	188,452	235,820
Reinvestment of dividends & distributions	2,996	2,780	47,455	46,001
Cost of shares redeemed	(30,305)	(24,318)	(263,692)	(201,484)
Net Increase/(Decrease) from Class F Transactions	(3,823)	18,972	(27,785)	80,337
Class Y:
Proceeds from shares issued	73	326	77,687	22,374
Reinvestment of dividends & distributions	15	11	4,955	3,512
Cost of shares redeemed	(18)	(1)	(29,638)	(10,566)
Net Increase from Class Y Transactions	70	336	53,004	15,320
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(3,753)	19,308	25,219	95,657
Net Increase in Net Assets	7,202	13,883	62,706	72,929
Net Assets:
Beginning of year	173,025	159,142	1,261,148	1,188,219
End of year(3)	$180,227	$173,025	$1,323,854	$1,261,148

(1) Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10).

(2) See Note 8 in the Notes to Financial Statements.

(3) Includes undistributed net investment income of $12 and $1,521, respectively for the year ended August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

110	SEI Tax Exempt Trust / Annual Report / August 31, 2019

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2019	$11.49	$0.28	$0.62	$0.90	$(0.28)	$(0.01)	$(0.29)	$12.10	7.98%	$1,973,701	0.63%		0.80%		2.44%	17%
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	–	(0.29)	11.49	(0.10)	1,990,956	0.63		0.81		2.48	17
2017	12.01	0.28	(0.22)	0.06	(0.28)	–^	(0.28)	11.79	0.59	1,834,913	0.63		0.83		2.43	12
2016	11.62	0.29	0.39	0.68	(0.29)	–	(0.29)	12.01	5.92	1,625,099	0.64	(1)	0.86	(1)	2.46	15
2015	11.72	0.29	(0.10)	0.19	(0.29)	–	(0.29)	11.62	1.67	1,483,982	0.63		0.85		2.52	10
Class Y
2019	$11.49	$0.31	$0.63	$0.94	$(0.31)	$(0.01)	$(0.32)	$12.11	8.34%	$164,523	0.38%		0.55%		2.67%	17%
2018	11.80	0.32	(0.31)	0.01	(0.32)	–	(0.32)	11.49	0.07	78,216	0.38		0.56		2.72	17
2017	12.01	0.31	(0.21)	0.10	(0.31)	–^	(0.31)	11.80	0.92	80,618	0.38		0.58		2.70	12
2016	11.62	0.32	0.39	0.71	(0.32)	–	(0.32)	12.01	6.18	26,942	0.39	(1)	0.61	(1)	2.67	15
2015(2)	11.67	0.11	(0.06)	0.05	(0.10)	–	(0.10)	11.62	0.45	20	0.38		0.60		2.85	10
Short Duration Municipal Fund
Class F
2019	$10.00	$0.13	$0.08	$0.21	$(0.13)	$–	$(0.13)	$10.08	2.15%	$1,246,219	0.63%		0.81%		1.33%	53%
2018	10.04	0.09	(0.04)	0.05	(0.09)	–	(0.09)	10.00	0.52	1,301,016	0.63		0.82		0.93	67
2017	10.05	0.06	(0.01)	0.05	(0.06)	–	(0.06)	10.04	0.47	1,325,339	0.63		0.83		0.57	69
2016	10.04	0.04	0.01	0.05	(0.04)	–	(0.04)	10.05	0.47	1,546,295	0.64	(1)	0.87	(1)	0.38	49
2015	10.05	0.03	(0.01)	0.02	(0.03)	–	(0.03)	10.04	0.16	1,383,170	0.63		0.85		0.26	37
Class Y
2019	$10.00	$0.16	$0.08	$0.24	$(0.16)	$–	$(0.16)	$10.08	2.41%	$61,889	0.38%		0.56%		1.58%	53%
2018	10.04	0.12	(0.04)	0.08	(0.12)	–	(0.12)	10.00	0.77	38,289	0.38		0.57		1.18	67
2017	10.05	0.08	(0.01)	0.07	(0.08)	–	(0.08)	10.04	0.72	37,153	0.38		0.58		0.83	69
2016	10.04	0.07	–	0.07	(0.06)	–	(0.06)	10.05	0.74	28,863	0.39	(1)	0.62	(1)	0.67	49
2015(2)	10.04	0.02	(0.01)	0.01	(0.01)	–	(0.01)	10.04	0.11	20	0.38		0.52		0.52	37
California Municipal Bond Fund
Class F
2019	$10.60	$0.19	$0.56	$0.75	$(0.19)	$(0.02)	$(0.21)	$11.14	7.16%	$337,407	0.60%		0.81%		1.73%	16%
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60		0.81		1.73	19
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60		0.83		1.75	12
2016	10.84	0.21	0.33	0.54	(0.21)	(0.05)	(0.26)	11.12	5.07	288,076	0.61	(1)	0.86	(1)	1.90	13
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60		0.85		2.14	13
Class Y
2019	$10.60	$0.20	$0.56	$0.76	$(0.20)	$(0.02)	$(0.22)	$11.14	7.32%	$23,749	0.45%		0.56%		1.88%	16%
2018	10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45		0.56		1.88	19
2017	11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45		0.58		1.90	12
2016^^	10.93	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	11.12	3.94	19,120	0.46	(1)	0.61	(1)	2.00	13
Massachusetts Municipal Bond Fund
Class F
2019	$10.33	$0.17	$0.65	$0.82	$(0.17)	$(0.02)	$(0.19)	$10.96	8.03%	$78,984	0.63%		0.81%		1.64%	15%
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63		0.82		1.66	13
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63		0.83		1.70	15
2016	10.70	0.20	0.38	0.58	(0.20)	(0.10)	(0.30)	10.98	5.43	62,023	0.64	(1)	0.86	(1)	1.82	9
2015	10.78	0.21	(0.08)	0.13	(0.21)	–	(0.21)	10.70	1.27	56,768	0.63		0.85		1.98	16
Class Y
2019	$10.31	$0.19	$0.66	$0.85	$(0.19)	$(0.02)	$(0.21)	$10.95	8.30%	$1,061	0.48%		0.56%		1.79%	15%
2018	10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48		0.57		1.81	13
2017	10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48		0.58		1.91	15
2016^^	10.80	0.18	0.27	0.45	(0.18)	(0.10)	(0.28)	10.97	4.22	28	0.49	(1)	0.61	(1)	1.94	9

SEI Tax Exempt Trust / Annual Report / August 31, 2019	111

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2019	$10.25	$0.21	$0.50	$0.71	$(0.21)	$–	$(0.21)	$10.75	6.98%	$121,756	0.60%		0.81%		1.99%	16%
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60		0.81		1.97	10
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60		0.83		2.03	13
2016	10.37	0.22	0.34	0.56	(0.22)	(0.03)	(0.25)	10.68	5.48	110,599	0.60	(1)	0.86	(1)	2.12	8
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60		0.85		2.17	15
Class Y
2019	$10.25	$0.22	$0.50	$0.72	$(0.22)	$–	$(0.22)	$10.75	7.14%	$1,119	0.45%		0.56%		2.13%	16%
2018	10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45		0.56		2.12	10
2017	10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45		0.58		2.18	13
2016^^	10.45	0.20	0.25	0.45	(0.19)	(0.03)	(0.22)	10.68	4.38	20	0.45	(1)	0.61	(1)	2.22	8
New York Municipal Bond Fund
Class F
2019	$10.53	$0.19	$0.58	$0.77	$(0.19)	$(0.01)	$(0.20)	$11.10	7.41%	$178,637	0.60%		0.81%		1.76%	11%
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60		0.82		1.78	15
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60		0.83		1.71	9
2016	10.75	0.19	0.35	0.54	(0.19)	(0.03)	(0.22)	11.07	5.09	178,083	0.60	(1)	0.86	(1)	1.73	15
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60		0.85		1.91	17
Class Y
2019	$10.51	$0.20	$0.58	$0.78	$(0.20)	$(0.01)	$(0.21)	$11.08	7.58%	$18,930	0.45%		0.56%		1.91%	11%
2018	10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45		0.57		1.93	15
2017	11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45		0.58		1.98	9
2016^^	10.84	0.17	0.24	0.41	(0.17)	(0.03)	(0.20)	11.05	3.89	50	0.45	(1)	0.61	(1)	1.86	15
Pennsylvania Municipal Bond Fund
Class F
2019	$10.54	$0.20	$0.68	$0.88	$(0.20)	$(0.01)	$(0.21)	$11.21	8.41%	$179,432	0.63%		0.83%		1.86%	14%
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	–	(0.20)	10.54	(1.41)	172,348	0.63		0.83		1.85	14
2017	10.99	0.20	(0.10)	0.10	(0.20)	–	(0.20)	10.89	0.93	158,784	0.63		0.84		1.84	14
2016	10.70	0.22	0.28	0.50	(0.21)	–	(0.21)	10.99	4.75	128,744	0.63	(1)	0.84	(1)	1.98	19
2015	10.73	0.22	(0.03)	0.19	(0.22)	–	(0.22)	10.70	1.77	107,636	0.63		0.83		2.04	19
Class Y
2019	$10.53	$0.22	$0.69	$0.91	$(0.22)	$(0.01)	$(0.23)	$11.21	8.67%	$795	0.48%		0.58%		2.01%	14%
2018	10.89	0.21	(0.36)	(0.15)	(0.21)	–	(0.21)	10.53	(1.36)	677	0.48		0.58		2.01	14
2017	10.99	0.22	(0.11)	0.11	(0.21)	–	(0.21)	10.89	1.08	358	0.48		0.59		2.04	14
2016^^	10.79	0.19	0.20	0.39	(0.19)	–	(0.19)	10.99	3.64	20	0.48	(1)	0.59	(1)	2.11	19
Tax-Advantaged Income Fund
Class F
2019	$10.32	$0.43	$0.36	$0.79	$(0.43)	$(0.06)	$(0.49)	$10.62	7.90%	$1,172,233	0.86%		1.08%		4.24%	40%
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86		1.09		4.14	41
2017	10.70	0.44	(0.20)	0.24	(0.43)	–	(0.43)	10.51	2.37	1,108,396	0.86		1.09		4.22	52
2016	10.01	0.41	0.68	1.09	(0.40)	–	(0.40)	10.70	11.12	1,195,269	0.87	(1)	1.09	(1)	3.93	24
2015	10.07	0.40	(0.08)	0.32	(0.38)	–	(0.38)	10.01	3.23	973,359	0.86		1.08		3.99	22
Class Y
2019	$10.31	$0.46	$0.35	$0.81	$(0.45)	$(0.06)	$(0.51)	$10.61	8.17%	$151,621	0.61%		0.83%		4.49%	40%
2018	10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61		0.84		4.39	41
2017	10.69	0.46	(0.20)	0.26	(0.45)	–	(0.45)	10.50	2.63	79,823	0.61		0.84		4.47	52
2016	10.00	0.44	0.68	1.12	(0.43)	–	(0.43)	10.69	11.40	43,599	0.62	(1)	0.84	(1)	4.18	24
2015(2)	10.14	0.17	(0.17)	–	(0.14)	–	(0.14)	10.00	(0.05)	8,986	0.61		1.33		4.94	22

*	Per share calculations were performed using average shares.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4.

^	Amount represents less than $0.01 per share.

^^	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.

(1)	The expense ratio includes proxy expenses outside the cap.

(2)	Class Y commenced operations on May 1, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

112	SEI Tax Exempt Trust / Annual Report / August 31, 2019

NOTES TO FINANCIAL STATEMENTS

August 31, 2019

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Funds are registered to offer up to two classes of shares: Class F and Class Y. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the

SEI Tax Exempt Trust / Annual Report / August 31, 2019	113

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019

time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (the “Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in

114	SEI Tax Exempt Trust / Annual Report / August 31, 2019

the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2019, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At August 31, 2019, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of August 31, 2019, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid

SEI Tax Exempt Trust / Annual Report / August 31, 2019	115

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019

or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At August 31, 2019, the Funds did not own any swap agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Funds may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE CONTRACTS

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

116	SEI Tax Exempt Trust / Annual Report / August 31, 2019

The following table discloses the volume of the Tax- Advantaged Income Fund’s futures contracts during the year ended August 31, 2019 ($ Thousands):

Tax-Advantaged Income Fund
Futures Contracts:
Interest Contracts
Average Notional Balance Short	$3,242
Ending Notional Balance Short	9,694

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	117

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of August 31, 2019, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Mellon Investments Corporation

Wellington Management Company LLP

Short Duration Municipal Fund

Neuberger Berman Investment Advisers LLC

Wells Capital Management, Inc.

Investment Sub-Adviser

Western Asset Management Company

California Municipal Bond Fund

Mellon Investments Corporation

Massachusetts Municipal Bond Fund

Mellon Investments Corporation

New Jersey Municipal Bond Fund

Mellon Investments Corporation

New York Municipal Bond Fund

Mellon Investments Corporation

Pennsylvania Municipal Bond Fund

Mellon Investments Corporation

Tax-Advantaged Income Fund

118	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Investment Sub-Adviser

Pacific Investment Management Company, LLC

Spectrum Asset Management, Inc.

Wells Capital Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the year ended August 31, 2019, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of August 31, 2019 and for the year then ended, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2019, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$350,830	$350,830
Sales	—	377,039	377,039
Short Duration Municipal Fund
Purchases	—	551,321	551,321
Sales	—	597,302	597,302
California Municipal Bond Fund
Purchases	—	57,782	57,782
Sales	—	66,984	66,984
Massachusetts Municipal Bond Fund
Purchases	—	11,095	11,095
Sales	—	12,517	12,517
New Jersey Municipal Bond Fund
Purchases	—	18,909	18,909
Sales	—	22,130	22,130
New York Municipal Bond Fund
Purchases	—	20,766	20,766
Sales	—	31,906	31,906
Pennsylvania Municipal Bond Fund
Purchases	—	23,509	23,509
Sales	—	28,226	28,226
Tax-Advantaged Income Fund
Purchases	—	488,505	488,505
Sales	—	470,429	470,429

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment

SEI Tax Exempt Trust / Annual Report / August 31, 2019	119

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019

transactions for a reporting period may differ significantly from distributions during such periods. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid- in- capital, and distributable earnings, as appropriate, in the period that the differences arise. During the year ended August 31, 2019 there were no such permanent reclassifications.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2019	$ 50,476	$ 71	$ 1,401	$ 51,948
	2018	47,224	2,383	—	49,607
Short Duration Municipal Fund	2019	17,405	126	—	17,531
	2018	12,253	362	—	12,615
California Municipal Bond Fund	2019	6,180	47	790	7,017
	2018	6,212	28	843	7,083
Massachusetts Municipal Bond Fund	2019	1,269	12	129	1,410
	2018	1,263	11	291	1,565
New Jersey Municipal Bond Fund	2019	2,418	33	—	2,451
	2018	2,361	19	243	2,623
New York Municipal Bond Fund	2019	3,505	14	240	3,759
	2018	3,550	80	350	3,980
Pennsylvania Municipal Bond Fund	2019	3,264	18	86	3,368
	2018	3,052	21	—	3,073
Tax-Advantaged Income Fund	2019	37,031	18,010	5,140	60,181
	2018	34,079	15,250	7,026	56,355

As of August 31, 2019 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Intermediate-Term Municipal Fund	$4,045	$—	$3,041	$—	$—	$133,248	$(4,181)	$136,153
Short Duration Municipal Fund	1,442	—	—	(4,182)	—	8,508	(1,473)	4,295
California Municipal Bond Fund	554	—	1,030	—	—	19,381	(533)	20,432
Massachusetts Municipal Bond Fund	109	—	232	—	—	4,331	(106)	4,566
New Jersey Municipal Bond Fund	205	49	77	—	—	6,328	(202)	6,457
New York Municipal Bond Fund	294	—	387	—	—	10,531	(289)	10,923
Pennsylvania Municipal Bond Fund	274	—	517	—	—	10,012	(269)	10,534
Tax-Advantaged Income Fund	3,620	5,568	10,392	—	—	91,808	(4,767)	106,621

Post-October losses represent losses realized on investment transactions from November 1, 2018 through August 31, 2019, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post- enactment losses in the Funds are as follows:

120	SEI Tax Exempt Trust / Annual Report / August 31, 2019

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2019* ($ Thousands)
Short Duration Municipal Fund	$(531)	$(3,651)	$(4,182)

* This table should be used in conjunction with the capital loss carryforwards table.

At August 31, 2019, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,988,899	$133,250	$(2)	$133,248
Short Duration Municipal Fund	1,321,998	8,955	(447)	8,508
California Municipal Bond Fund	342,123	19,381	—	19,381
Massachusetts Municipal Bond Fund	76,335	4,332	(1)	4,331
New Jersey Municipal Bond Fund	115,547	6,328	—	6,328
New York Municipal Bond Fund	185,267	10,531	—	10,531
Pennsylvania Municipal Bond Fund	168,423	10,012	—	10,012
Tax-Advantaged Income Fund	1,227,788	105,107	(13,299)	91,808

7. CONCENTRATIONS/RISK

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions,

SEI Tax Exempt Trust / Annual Report / August 31, 2019	121

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019

municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for

122	SEI Tax Exempt Trust / Annual Report / August 31, 2019

gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

8. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/18 to 08/31/19	09/01/17 to 08/31/18	09/01/18 to 08/31/19	09/01/17 to 08/31/18	09/01/18 to 08/31/19	09/01/17 to 08/31/18
Shares Issued and Redeemed:

Class F:

Shares Issued	29,499	39,671	29,204	33,124	4,263	6,970

Shares Issued in Lieu of Dividends and Distributions	3,722	3,663	1,411	1,031	540	546

Redeemed	(43,457)	(25,660)	(37,135)	(36,002)	(6,180)	(6,120)

Total Class F Transactions	(10,236)	17,674	(6,520)	(1,847)	(1,377)	1,396

Class Y:

Shares Issued	9,666	1,709	5,041	716	203	351

Shares Issued in Lieu of Dividends and Distributions	258	160	74	36	44	43

Redeemed	(3,143)	(1,897)	(2,805)	(622)	(316)	(156)

Total Class Y Transactions	6,781	(28)	2,310	130	(69)	238

Increase (Decrease) in Share Transactions	(3,455)	17,646	(4,210)	(1,717)	(1,446)	1,634

SEI Tax Exempt Trust / Annual Report / August 31, 2019	123

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2019

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/18 to 08/31/19	09/01/17 to 08/31/18	09/01/18 to 08/31/19	09/01/17 to 08/31/18	09/01/18 to 08/31/19	09/01/17 to 08/31/18
Shares Issued and Redeemed:

Class F:

Shares Issued	929	1,561	2,305	2,364	1,903	3,054

Shares Issued in Lieu of Dividends and Distributions	114	130	215	234	282	307

Redeemed	(1,226)	(1,107)	(3,043)	(2,151)	(3,579)	(2,334)

Total Class F Transactions	(183)	584	(523)	447	(1,394)	1,027

Class Y:

Shares Issued	—	20	82	5	154	252

Shares Issued in Lieu of Dividends and Distributions	1	2	1	1	21	22

Redeemed	(4)	(6)	(11)	(2)	(173)	(105)

Total Class Y Transactions	(3)	16	72	4	2	169

Increase (Decrease) in Share Transactions	(186)	600	(451)	451	(1,392)	1,196

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/18 to 08/31/19	09/01/17 to 08/31/18	09/01/18 to 08/31/19	09/01/17 to 08/31/18
Shares Issued and Redeemed:
Class F:
Shares Issued	2,192	3,810	18,451	22,825
Shares Issued in Lieu of Dividends and Distributions	278	263	4,649	4,454
Redeemed	(2,821)	(2,292)	(25,882)	(19,523)
Total Class F Transactions	(351)	1,781	(2,782)	7,756
Class Y:
Shares Issued	7	30	7,641	2,166
Shares Issued in Lieu of Dividends and Distributions	1	1	485	341
Redeemed	(1)	—	(2,915)	(1,024)
Total Class Y Transactions	7	31	5,211	1,483
Increase (Decrease) in Share Transactions	(344)	1,812	2,429	9,239

124	SEI Tax Exempt Trust / Annual Report / August 31, 2019

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2019, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund

Class F	93.91%

Class Y	79.71%

Short Duration Municipal Fund

Class F	96.59%

Class Y	65.36%

California Municipal Bond Fund

Class F	96.93%

Class Y	99.64%

Massachusetts Municipal Bond Fund

Class F	98.92%

Class Y	98.09%

New Jersey Municipal Bond Fund

Class F	96.23%

Class Y	30.83%

New York Municipal Bond Fund

Class F	97.60%

Class Y	99.61%

Pennsylvania Municipal Bond Fund

Class F	94.06%

Class Y	53.18%

Tax-Advantaged Income Fund

Class F	95.47%

Class Y	90.37%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

	Net Investment Income	Net Realized Gains	Total
California Municipal Bond Fund
Class F	$5,816	$792	$6,608
Class Y	424	51	475
Massachusetts Municipal Bond Fund
Class F	1,256	288	1,544
Class Y	18	3	21
New Jersey Municipal Bond Fund
Class F	2,373	242	2,615
Class Y	7	1	8
New York Municipal Bond Fund
Class F	3,244	364	3,608
Class Y	337	35	372
Tax-Advantaged Income Fund
Class F	45,634	6,545	52,179
Class Y	3,695	481	4,176

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of August 31, 2019.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Tax-Exempt Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the SEI Tax-Exempt Trust, comprised of Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantaged Income Fund (collectively, “the Funds”), as of August 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more SEI Funds Investment Companies since 2005.

Philadelphia, Pennsylvania

October 25, 2019

126	SEI Tax Exempt Trust / Annual Report / August 31, 2019

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of August 31, 2019.

Set forth below are the Names, Addresses, Ages, Position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of positions in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name, Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 73 yrs. old	Chairman of the Board of Trustees*	since 1995	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	99	President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd and SEI Investments—Unit Trust Management (UK) Limited. President, Director and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1989 to 2016. Vice Chairman of O’Connor EQUUS (closed-end investment company) from 2014 to 2016. Vice Chairman of Winton Series Trust from 2014 to 2017. Vice Chairman of The Advisors’ Inner Circle Fund III and Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Vice Chairman of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust from 2015 to 2018. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and The KP Funds. President, Chief Executive Officer and Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, The New Covenant Funds and SEI Catholic Values Trust.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 79 yrs. old	Trustee*	since 1995	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI, SIMC, the Administrator and the Distributor.	99	Director of SEI since 1974; Secretary of SEI since 1978. Director of SEI Investments Distribution Co. since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Trustee of SEI Liquid Asset Trust from 1982 to 2016. Trustee of O’Connor EQUUS from 2014 to 2016. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of Winton Series Trust from 2014 to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds from 1991 to 2018. Trustee of The KP Funds from 2013 to 2018. Trustee of Winton Diversified Opportunities Fund from 2014 to 2018. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, Schroder Series Trust, Schroder Global Series Trust and SEI Catholic Values Trust.
TRUSTEES
George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 76 yrs. old	Trustee	since 1996	Retired since January 2012. Self-Employed Consultant, Newfound Consultants Inc. April 1997-December 2011.	99	Member of the independent review committee for SEI’s Canadian-registered mutual funds from 2011 to 2017. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1996 to 2016. Trustee/Director of State Street Navigator Securities Lending Trust from 1996 to 2017. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

*

Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, New Covenant Funds and SEI Catholic Values Trust.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	127

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital (strategic fundraising firm) since 2008. Managing Director, Cue Capital (strategic fundraising firm) from March 2002-March 2008.	99	Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2003 to 2016. Trustee/Director of SEI Structured Credit Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, New Covenant Funds, Adviser Managed Trust and SEI Catholic Values Trust.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 71 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999.	99	Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013, Trustee of SEI Liquid Asset Trust from 2004 to 2016. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, SEI Insurance Products Trust, Adviser Managed Trust and SEI Catholic Values Trust.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 77 yrs. old	Trustee	since 2007	Retired Private Investor since 1994.	99	Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2007 to 2016. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, SEI Insurance Products Trust, Adviser Managed Trust, The KP Funds, New Covenant Funds and SEI Catholic Values Trust.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 76 yrs. old	Trustee	since 2008	Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998- August 2003.	99	Director of AMVESCAP PLC from 1993-2004. Served as a director of a bank holding company, 2003-2009. Director, Aaron’s Inc., 2012-present. President and CEO of Oasis Ornamentals LLC since 2011. Member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Liquid Asset Trust from 2008 to 2016. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, New Covenant Funds, Adviser Managed Trust and SEI Catholic Values Trust.
Susan C. Cote One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 2016	Retired since July 2015. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women’s Foundation from 2009 to 2017. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006- 2015. Partner Ernst & Young LLP from 1997-2015. Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee.	99	Trustee of SEI Structured Credit Fund, LP, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Insurance Products Trust, New Covenant Funds, Adviser Managed Trust and SEI Catholic Values Trust.
James B. Taylor One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 2018	Retired since December 2017. Chief Investment Officer at Georgia Teach Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee at the Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer at Southern Benefits Conference from 1998 to 2000.	99	Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, New Covenant Funds and SEI Catholic Values Trust.

128	SEI Tax Exempt Trust / Annual Report / August 31, 2019

Name, Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 73 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
James J. Hoffmayer One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Controller and Chief Financial Officer	since 2016	Senior Director, Funds Accounting and Fund Administration, SEI Investments Global Funds Services (since September 2016); Senior Director of Fund Administration, SEI Investments Global Funds Services (since October 2014). Director of Financial Reporting, SEI Investments Global Funds Services (November 2004 – October 2014).	N/A	N/A
Glenn R. Kurdziel One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Assistant Controller	since 2017	Assistant Controller, Funds Accounting, SEI Investments Global Funds Services (March 2017); Senior Manager, Funds Accounting, SEI Investments Global Funds Services since 2005.	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 56 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Liquid Asset Trust from 2006 to 2016. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013. Chief Compliance Officer of O’Connor EQUUS from 2014 to 2016. Chief Compliance Officer of The Advisors’ Inner Circle Fund III and Winton Diversified Opportunities Fund since 2014. Chief Compliance Officer of Winton Series Trust from 2014 to 2017. Chief Compliance Officer of SEI Catholic Values Trust and Gallery Trust since 2015. Chief Compliance Officer of Schroder Series Trust and Schroder Global Series Trust since 2017.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 51 yrs. old	Vice President and Secretary	since 2002	Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.	N/A	N/A
Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 48 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney Stark & Stark (law firm), March 2004-July 2007.	N/A	N/A
David F. McCann One Freedom Valley Drive, Oaks, PA 19456 43 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005 - October 2008.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive, Oaks, PA 19456 51 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 - to present.	N/A	N/A
Bridget E. Sudall One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2015	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015), Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011-March 2015, Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007-April 2011.	N/A	N/A

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, New Covenant Funds and SEI Catholic Values Trust.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	129

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2019

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2019 to August 31, 2019).

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

•Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return
Class F	$1,000.00	$1,057.30	0.63%	$3.27
Class Y	1,000.00	1,059.50	0.38	1.97
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,023.29	0.38	1.94
Short Duration Municipal Fund
Actual Fund Return
Class F	$1,000.00	$1,012.90	0.63%	$3.20
Class Y	1,000.00	1,015.20	0.38	1.93
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,023.29	0.38	1.94
California Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,046.00	0.60%	$3.09
Class Y	1,000.00	1,047.80	0.45	2.32
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,049.10	0.63%	$3.25
Class Y	1,000.00	1,051.00	0.48	2.48
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,022.79	0.48	2.45
New Jersey Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,043.80	0.60%	$3.09
Class Y	1,000.00	1,044.60	0.45	2.32
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29
New York Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,046.20	0.60%	$3.09
Class Y	1,000.00	1,047.10	0.45	2.32
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29

130	SEI Tax Exempt Trust / Annual Report / August 31, 2019

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,052.20	0.63%	$3.26
Class Y	1,000.00	1,053.00	0.48	2.48
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,022.79	0.48	2.45

	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Advantaged Income Fund
Actual Fund Return
Class F	$1,000.00	$1,072.70	0.86%	$4.49
Class Y	1,000.00	1,074.10	0.61	3.19
Hypothetical 5% Return
Class F	$1,000.00	$1,020.87	0.86%	$4.38
Class Y	1,000.00	1,022.13	0.61	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Annual Report / August 31, 2019	131

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub- Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-5, 2018 meeting of the Board, the Trustees approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect to accommodate a revised meeting schedule. Accordingly, at the April 2-3, 2019 meeting of the Board, the Trustees, including a majority of the Independent Trustees, voted to renew the Advisory Agreement and certain Sub-Advisory Agreements. Also, a Sub-Advisory Agreement was initially approved at a meeting of the Board held on June 25-26, 2019. In each case, the Board’s

132	SEI Tax Exempt Trust / Annual Report / August 31, 2019

decision was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub- Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub- Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and

SEI Tax Exempt Trust / Annual Report / August 31, 2019	133

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

134	SEI Tax Exempt Trust / Annual Report / August 31, 2019

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2019 taxable year end this notice is for information purposes only. For shareholders with an August 31, 2019 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2019, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions	Total Distributions	(D) Dividends Received Deduction(1)
Intermediate-Term Municipal Fund(6)(7)	2.68%	0.14%	97.18%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.73%	99.27%	100.00%	0.00%
California Municipal Bond Fund(7)	11.25%	0.66%	88.09%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	9.14%	0.83%	90.03%	100.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	1.36%	98.64%	100.00%	0.00%
New York Municipal Bond Fund(7)	6.33%	0.36%	93.31%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	2.54%	0.52%	96.94%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	8.57%	30.01%	61.42%	100.00%	8.28%

Fund	(E) Qualifying Dividend Income(2)	(F) U.S. Government Interest (Tax Basis)(3)	(G) Interest Related Dividends(4)	(H) Short-Term Capital Gains Dividends(5)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	9.17%	5.30%	19.45%	100.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)

“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution for calendar year ended 2019. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution for calendar year ended 2019 that is exempted from U.S. withholding tax when paid to foreign investors.

(6)

“Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7)

For California income tax purposes, for the fiscal year ended August 31, 2019, the Intermediate-Term Municipal, the Short Duration Municipal, the California Municipal, the Massachusetts Municipal, the New Jersey Municipal, the New York Municipal, the Pennsylvania Municipal and the Tax Advantaged Income Funds designated 8.62%, 2.85%, 99.81%, 0.00%, 0.00%, 0.00%, 0.00% and 9.38% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

Items (D) and (E) are based on the percentage of “Ordinary Income Distributions”.

Item (F) is based on the percentage of gross income of each Fund.

Item (G) is based on the percentage of net investment income distributions.

Item (H) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Tax Exempt Trust / Annual Report / August 31, 2019	135

(This page intentionally left blank)

SEI Tax Exempt Trust / Annual Report / August 31, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

Aaron Buser

Vice President and Assistant Secretary

David F. McCann

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-024 (8/19)

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or any person performing a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote, George J. Sullivan, Jr. and Hubert L. Harris, Jr.    Ms. Cote and Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2019			Fiscal Year 2018
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$166,370	$0	$0	$164,720	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$243,100	$0	$0	$372,077	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.

(e)(1)    The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)    Percentage of fees billed pursuant to waiver of pre-approval requirement were as follows:

	2019	2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)          Not applicable.

(g)(1)    The aggregate non-audit fees and services billed by KPMG for fiscal years 2019 and 2018 were $243,100 and $372,077, respectively. Non-audit fees consist of a service organization controls report review of fund accounting and administration operations and attestation report in accordance with Rule 17 Ad-13.

(h)         During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments

(a)         The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantage Income Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantage Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
Date: November 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
Date: November 7, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO
Date: November 7, 2019